UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.8%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.3%
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.4%
Cheesecake Factory, Inc. (The) 1                                            269,100     $    8,406,684
------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                           135,600          6,078,948
------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                           297,600         14,909,760
                                                                                        --------------
                                                                                            29,395,392
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
Harman International Industries, Inc.                                       165,500         16,925,685
------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.9%
Brunswick Corp.                                                             628,800         23,724,624
------------------------------------------------------------------------------------------------------
MEDIA--2.6%
Getty Images, Inc. 1                                                        374,800         32,247,792
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--7.5%
Bed Bath & Beyond, Inc. 1                                                   382,000         15,348,760
------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                         636,000         23,404,800
------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                                               1,015,924         28,628,738
------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                        129,600          5,916,240
------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                    601,900         17,695,860
                                                                                        --------------
                                                                                            90,994,398
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.5%
Coach, Inc. 1                                                               804,900         25,241,664
------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                     340,600         17,132,180
                                                                                        --------------
                                                                                            42,373,844
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.3%
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Whole Foods Market, Inc.                                                    205,100         27,575,695
------------------------------------------------------------------------------------------------------
ENERGY--6.4%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
BJ Services Co.                                                             282,200         10,156,378
------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                   512,600         17,074,706
                                                                                        --------------
                                                                                            27,231,084
------------------------------------------------------------------------------------------------------
OIL & GAS--4.2%
Apache Corp.                                                                310,600         23,363,332
------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                            191,100          9,530,157
------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                            392,899         17,806,183
                                                                                        --------------
                                                                                            50,699,672
------------------------------------------------------------------------------------------------------
FINANCIALS--10.2%
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Commerce Bancorp, Inc.                                                      736,000         22,587,840
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.9%
Chicago Mercantile Exchange (The)                                            94,700         31,942,310
------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                          364,400         11,988,760
------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                            369,500         40,530,455
                                                                                        --------------
                                                                                            84,461,525
------------------------------------------------------------------------------------------------------
INSURANCE--1.5%
Brown & Brown, Inc.                                                         357,700         17,774,113


1                                          Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
HEALTH CARE--17.7%
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
Gilead Sciences, Inc. 1                                                     422,700     $   20,610,852
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--8.3%
Bard (C.R.), Inc.                                                           464,200         30,651,126
------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                     312,100         23,909,981
------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                           348,800         17,248,160
------------------------------------------------------------------------------------------------------
ResMed, Inc. 1                                                              107,800          8,586,270
------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                              509,800         20,142,198
                                                                                        --------------
                                                                                           100,537,735
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.7%
Coventry Health Care, Inc. 1                                                466,050         40,089,621
------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Cl. A                                 1,291,000         30,299,770
------------------------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                                      596,300         23,869,889
                                                                                        --------------
                                                                                            94,259,280
------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.3%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
L-3 Communications Holdings, Inc.                                           243,200         19,229,824
------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                      418,500         20,221,920
                                                                                        --------------
                                                                                            39,451,744
------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.7%
Expeditors International of Washington, Inc.                                573,100         32,540,618
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
Corporate Executive Board Co.                                               299,100         23,323,818
------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                          349,100         19,951,065
                                                                                        --------------
                                                                                            43,274,883
------------------------------------------------------------------------------------------------------
MACHINERY--3.5%
Donaldson Co., Inc.                                                         535,100         16,336,603
------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                         598,000         25,809,680
                                                                                        --------------
                                                                                            42,146,283
------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.9%
C.H. Robinson Worldwide, Inc.                                               356,200         22,839,544
------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.5%
Fastenal Co.                                                                503,800         30,777,142
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.6%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
Comverse Technology, Inc. 1                                               1,152,200         30,268,294
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
CDW Corp.                                                                   290,200         17,098,584
------------------------------------------------------------------------------------------------------
IT SERVICES--9.4%
Alliance Data Systems Corp. 1                                               523,800         20,506,770
------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                      507,800         23,658,402
------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                              617,900         28,343,073
------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                       239,100         18,582,852
------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                              209,300         10,454,535
------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                            357,300         12,677,004
                                                                                        --------------
                                                                                           114,222,636


2                                          Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
Linear Technology Corp.                                                     665,700     $   25,023,663
------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                  518,900         15,629,268
                                                                                        --------------
                                                                                            40,652,931
------------------------------------------------------------------------------------------------------
SOFTWARE--8.0%
Activision, Inc. 1                                                          747,000         15,276,150
------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                         710,600         21,211,410
------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                               697,200         19,333,356
------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                              453,200         21,046,608
------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                     226,500         12,885,585
------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                              201,750          7,109,670
                                                                                        --------------
                                                                                            96,862,779
                                                                                        --------------
Total Common Stocks (Cost $875,336,514)                                                  1,191,534,969
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D 1,2,3                      1,147,862              2,586
------------------------------------------------------------------------------------------------------
BroadBand Office, Inc., Cv., Series C 1,2,3                                 211,641                 --
------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc.:
Cv., Series D 1,2,3                                                       1,298,701                 --
Cv., Series Z 1,2,3                                                         262,439                 --
------------------------------------------------------------------------------------------------------
MicroPhotonix Integration Corp., Cv., Series C 1,2,3                        633,383                 --
------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C 1,2,3                                      2,330,253             40,080
------------------------------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series B 1,2,3                                  2,329,735             61,715
                                                                                        --------------
Total Preferred Stocks (Cost $62,496,986)                                                      104,381
------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $937,833,500)                                97.8%     1,191,639,350
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                 2.2         26,205,376
                                                                          ----------------------------
Net Assets                                                                    100.0%    $1,217,844,726
                                                                          ============================

Footnotes to Statement of Investments

1. Non-income producing security.


3                                          Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $104,381, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2005 amounts to $104,381. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                      SHARES           GROSS           GROSS                  SHARES
                                                           DECEMBER 31, 2004       ADDITIONS      REDUCTIONS      SEPTEMBER 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                     1,147,862              --              --               1,147,862
BroadBand Office, Inc., Cv., Series C                                211,641              --              --                 211,641
Centerpoint Broadband Technologies, Inc., Cv., Series D            1,298,701              --              --               1,298,701
Centerpoint Broadband Technologies, Inc., Cv., Series Z              262,439              --              --                 262,439
MicroPhotonix Integration Corp., Cv., Series C                       633,383              --              --                 633,383
Multiplex, Inc., Cv., Series C                                     2,330,253              --              --               2,330,253
Questia Media, Inc., Cv., Series B                                 2,329,735              --              --               2,329,735

                                                                             DIVIDEND
                                                                 VALUE         INCOME
-------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                $  2,586       $     --
BroadBand Office, Inc., Cv., Series C                               --             --
Centerpoint Broadband Technologies, Inc., Cv., Series D             --             --
Centerpoint Broadband Technologies, Inc., Cv., Series Z             --             --
MicroPhotonix Integration Corp., Cv., Series C                      --             --
Multiplex, Inc., Cv., Series C                                  40,080             --
Questia Media, Inc., Cv., Series B                              61,715             --
                                                              -----------------------
                                                              $104,381       $     --
                                                              =======================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   937,902,055
                                              ===============

Gross unrealized appreciation                 $   320,753,546
Gross unrealized (depreciation)                   (67,016,251)
                                              ---------------
Net unrealized appreciation                   $   253,737,295
                                              ===============

4                                          Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                           ACQUISITION                            VALUATION AS OF        UNREALIZED
SECURITY                                                         DATES              COST       SEPTEMBER 30, 2005      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                10/17/00       $ 7,346,317                 $  2,586       $ 7,343,731
BroadBand Office, Inc., Cv., Series C                          8/28/00         4,000,015                       --         4,000,015
Centerpoint Broadband Technologies, Inc., Cv., Series D       10/23/00        13,999,997                       --        13,999,997
Centerpoint Broadband Technologies, Inc., Cv., Series Z        5/26/00         6,999,992                       --         6,999,992
MicroPhotonix Integration Corp., Cv., Series C                  7/6/00         4,000,004                       --         4,000,004
Multiplex, Inc., Cv., Series C                                  2/9/01        17,150,662                   40,080        17,110,582
Questia Media, Inc., Cv., Series B                             8/18/00         8,999,999                   61,715         8,938,284
                                                                             ------------------------------------------------------
                                                                             $62,496,986                 $104,381       $62,392,605
                                                                             ======================================================


5                                          Oppenheimer Aggressive Growth Fund/VA


Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--10.1%
-------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.856%, 4/20/08 1                              $    640,000      $     640,466
-------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%, 1/15/09                               2,250,000          2,210,524
-------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                      476,986            474,419
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                      537,960            535,159
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                   1,549,143          1,544,347
-------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                    113,012            112,747
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                     698,686            696,660
-------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                       300,606            300,856
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                    2,070,000          2,061,703
-------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                  1,607,468          1,601,088
-------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                    2,040,000          2,058,036
Series 2003-C4, Cl. C4, 5%, 6/10/15                                         310,000            307,140
-------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Collateralized Mtg.
Obligations, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                  3,081,000          3,082,926
-------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 4.20%, 2/25/33 1                                      35,747             36,075
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35                                 1,673,062          1,667,059
-------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                        199,170            198,991
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                      1,947,885          1,941,332
-------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                      410,000            408,141
-------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                      246,485            246,150
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                    1,630,000          1,612,150
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                     1,999,708          1,997,094
-------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                       460,968            460,441
-------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                     1,017,990          1,015,180
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                    1,930,000          1,921,260
-------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Obligations, Series 2005-4, Cl.
2A1B, 5.17%, 10/25/35                                                     1,670,000          1,677,306
-------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2                    3,638,796          3,718,158
-------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,         3,370,016            909,904
Cl. ECFD, 8.75%, 1/25/29 2


1                                                  Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2004-A, Cl. A2, 2.55%, 1/15/07                                         $    787,253      $     785,608
-------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                     1,530,000          1,526,345
-------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34                                   620,000            611,597
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                    450,000            443,647
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                    730,000            724,258
-------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                            1,500,000          1,491,939
-------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series
2001-A, 6.79%, 6/1/10                                                     1,850,000          1,890,460
-------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                       704,466            703,486
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                     1,057,501          1,054,878
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                         1,316,280          1,312,621
-------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                              722,621            720,734
-------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                   1,701,529          1,687,792
-------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                    1,253,443          1,247,902
                                                                                         --------------
Total Asset-Backed Securities (Cost $50,104,513)                                            47,636,579
-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--71.4%
-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--57.2%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--57.0%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44              942,158            988,382
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                             6,309,015          6,184,403
6%, 7/1/17-10/1/34                                                       24,147,977         24,631,242
6.50%, 4/1/18-4/1/34                                                      2,145,397          2,214,343
7%, 5/1/29-3/1/35                                                        12,813,086         13,400,627
8%, 4/1/16                                                                1,126,530          1,204,980
9%, 8/1/22-5/1/25                                                           304,311            330,973
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Pass-Through Participation Certificates, Series 151,
Cl. F, 9%, 5/15/21                                                           56,589             56,557
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2326, Cl. ZP, 6.50%, 6/15/31                                         775,873            799,322
Series 2456, Cl. BD, 6%, 3/15/30                                            466,657            468,432
Series 2500, Cl. FD, 4.268%, 3/15/32 1                                      582,471            587,124
Series 2526, Cl. FE, 4.168%, 6/15/29 1                                      827,475            831,860
Series 2551, Cl. FD, 4.168%, 1/15/33 1                                      644,793            649,828
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 1.477%, 6/1/26 3                                        946,909            188,376
Series 183, Cl. IO, (0.83)%, 4/1/27 3                                     1,435,095            283,102
Series 184, Cl. IO, 4.69%, 12/1/26 3                                      1,569,346            291,421


2                                                  Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 192, Cl. IO, 6.779%, 2/1/28 3                                   $    367,553      $      66,844
Series 200, Cl. IO, 5.511%, 1/1/29 3                                        438,029             82,911
Series 206, Cl. IO, (16.952)%, 12/1/29 3                                    994,432            206,457
Series 2130, Cl. SC, 0.236%, 3/15/29 3                                    1,001,708             80,233
Series 2796, Cl. SD, 6.1%, 7/15/26 3                                      1,601,885            131,225
Series 2920, Cl. S, 8.859%, 1/15/35 3                                     6,227,541            349,548
Series 3000, Cl. SE, 29.13%, 7/15/25 3                                    6,444,319            311,518
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.685%, 6/1/26 4                  385,785            329,667
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/20 5                                                          7,589,000          7,432,477
5%, 6/1/18-7/1/18                                                         5,832,371          5,822,861
5%, 10/1/35-11/1/35 5                                                    33,048,000         32,350,055
5.50%, 3/1/33-1/1/34                                                     17,566,039         17,579,673
5.50%, 10/1/20-10/1/35 5                                                 46,284,000         46,360,775
6%, 7/1/17-11/1/32                                                       15,625,022         16,036,856
6%, 10/1/30 2                                                             2,543,449          2,603,458
6%, 11/1/20-11/1/35 5                                                    13,078,000         13,339,709
6.50%, 3/1/11-11/1/31                                                     3,801,777          3,930,079
6.50%, 10/1/35-11/1/35 5                                                 36,812,000         37,883,045
7%, 11/1/17                                                               2,552,768          2,669,419
7.50%, 1/1/08-1/1/26                                                         69,753             73,546
8%, 5/1/17                                                                   13,631             14,589
8.50%, 7/1/32                                                               140,481            152,796
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 131, Cl. G, 8.75%, 11/25/05                                               356                356
Trust 1989-17, Cl. E, 10.40%, 4/25/19                                       105,105            112,465
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                      2,075,922          2,142,657
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                    1,736,465          1,796,991
Trust 2001-70, Cl. LR, 6%, 9/25/30                                          673,257            680,346
Trust 2001-72, Cl. NH, 6%, 4/25/30                                          453,191            455,697
Trust 2001-74, Cl. PD, 6%, 5/25/30                                          181,211            182,025
Trust 2002-77, Cl. WF, 4.189%, 12/18/32 1                                 1,012,517          1,019,168
Trust 2003-10, Cl. HP, 5%, 2/25/18                                        2,900,000          2,891,241
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                     3,964,000          4,072,880
Trust 2004-101, Cl. BG, 5%, 1/25/20                                       1,908,000          1,907,178
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 1.931%, 4/25/32 3                                  1,933,566            184,639
Trust 2002-51, Cl. S, 2.125%, 8/25/32 3                                   1,775,020            175,051
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 3.37%, 6/1/23 3                                         2,968,037            586,143
Trust 240, Cl. 2, 4.84%, 9/1/23 3                                         3,491,359            668,652
Trust 252, Cl. 2, 0.164%, 11/1/23 3                                       2,345,105            454,699
Trust 254, Cl. 2, 3.873%, 1/1/24 3                                        1,151,471            227,765
Trust 273, Cl. 2, 4.395%, 7/1/26 3                                          695,977            134,031
Trust 303, Cl. IO, (11.801)%, 11/1/29 3                                     418,713             85,516


3                                                  Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 319, Cl. 2, 1.513%, 2/1/32 3                                     $    659,522      $     137,782
Trust 321, Cl. 2, (3.86)%, 3/1/32 3                                       7,234,742          1,525,905
Trust 329, Cl. 2, 4.985%, 1/1/33 3                                        2,924,890            623,495
Trust 331, Cl. 9, (13.529)%, 2/1/33 3                                     1,726,777            345,906
Trust 333, Cl. 2, 5.61%, 3/1/33 3                                         3,249,885            702,364
Trust 334, Cl. 17, (5.342)%, 2/1/33 3                                     1,183,491            233,371
Trust 338, Cl. 2, 3.26%, 6/1/33 3                                         1,057,493            228,665
Trust 346, Cl. 2, 8.72%, 12/1/33 3                                        4,243,350            906,409
Trust 350, Cl. 2, 6.07%, 2/1/34 3                                         6,256,506          1,333,559
Trust 2001-65, Cl. S, 18.658%, 11/25/31 3                                 2,884,625            265,467
Trust 2001-81, Cl. S, 4.542%, 1/25/32 3                                     757,419             70,532
Trust 2002-52, Cl. SD, (0.801)%, 9/25/32 3                                2,187,703            212,616
Trust 2002-77, Cl. SH, 9.375%, 12/18/32 3                                   915,445             91,559
Trust 2002-84, Cl. SA, 18.674%, 12/25/32 3                                2,477,823            230,858
Trust 2003-4, Cl. S, 17.135%, 2/25/33 3                                   1,666,177            173,566
Trust 2004-54, Cl. DS, 3.602%, 11/25/30 3                                 1,537,756            105,968
Trust 2005-6, Cl. SE, 11.131%, 2/25/35 3                                  4,331,134            257,937
Trust 2005-19, Cl. SA, 9.55%, 3/25/35 3                                  16,247,549            955,991
Trust 2005-40, Cl. SA, 11.533%, 5/25/35 3                                 3,740,103            221,407
Trust 2005-71, Cl. SA, 22.845%, 8/25/25 3                                 4,124,284            234,857
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 8.218%, 9/25/23 4              800,335            685,369
                                                                                         --------------
                                                                                           268,239,796
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
7%, 1/15/09-5/15/09                                                          36,685             38,005
8.50%, 8/15/17-12/15/17                                                     407,086            441,890
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 4.769%, 1/16/27 3                                 1,610,833            125,330
Series 2002-15, Cl. SM, 0.751%, 2/16/32 3                                 1,903,518            142,754
Series 2004-11, Cl. SM, 0.305%, 1/17/30 3                                 1,412,948            103,784
                                                                                         --------------
                                                                                               851,763
-------------------------------------------------------------------------------------------------------
NON-AGENCY--14.2%
-------------------------------------------------------------------------------------------------------
COMMERCIAL--11.9%
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates, Series 1996-MD6, Cl. A3, 7.692%, 11/13/29 1                 1,200,000          1,247,677
-------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed
Security Collateralized Mtg. Obligations, Series 1997-D4, Cl.
PS1, 4.451%, 4/14/29 3                                                   40,708,270          1,269,553
-------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                    2,100,000          2,066,436
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                   1,720,000          1,682,341
Series 2005-2, Cl. A4, 4.783%, 7/10/43                                    2,550,000          2,528,977
-------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32         2,411,311          2,429,393
-------------------------------------------------------------------------------------------------------


4                                                  Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Banc of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                $    521,533      $     521,530
Series 2005-E, Cl. 2A2, 4.989%, 6/25/35 1                                   567,399            566,371
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                    1,823,834          1,858,601
-------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                 860,000            859,846
-------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1,
7.314%, 6/22/24 3                                                        20,632,809            810,589
-------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations:
Series 2004-J9, Cl. 1A1, 4.01%, 10/25/34 1                                  891,908            892,671
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                   3,682,234          3,760,059
-------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.67%, 4/29/39 1,6                 1,480,000          1,483,700
-------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                   1,426,357          1,480,739
-------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                     730,000            717,298
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                   1,190,000          1,192,368
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                     966,165            995,999
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                  1,110,000          1,087,496
-------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%,
8/10/42                                                                   1,460,000          1,432,114
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-C1, Cl. A1, 3.659%, 10/10/28                    1,260,843          1,228,617
-------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
2004-12, Cl. 3A1, 4.494%, 12/25/34 1                                        618,029            616,422
-------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                                                     510,000            503,953
-------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/40                     1,430,000          1,432,883
-------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 6.196%,
2/18/30 3                                                                17,450,582            484,306
-------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 2                      353,470            305,310
-------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                         2,664,736          2,696,655
-------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized
Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                 2,885,183          2,875,922
-------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                     4,094,783          4,148,529
-------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30 7                   1,680,000          1,755,384
-------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                     1,484,958          1,491,640
-------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X,
(2.33)%, 5/18/32 3                                                      344,485,550          1,038,900
-------------------------------------------------------------------------------------------------------


5                                                  Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                               $  2,520,000      $   2,513,090
Series 2005-C20, Cl. A5, 5.087%, 7/15/42                                  1,440,000          1,445,112
-------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.684%,
5/25/35 1                                                                 2,348,836          2,350,057
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.53%, 1/25/35 1                                1,304,413          1,302,014
Series 2004-N, Cl. A10, 3.803%, 8/25/34                                     665,898            666,485
Series 2004-W, Cl. A2, 4.594%, 11/25/34 1                                   276,028            275,388
                                                                                         --------------
                                                                                            56,014,425
-------------------------------------------------------------------------------------------------------
OTHER--0.9%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                                                  1,720,000          1,715,803
-------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 48.76%,
10/23/17 3                                                                   19,666              4,098
-------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security, Series1987-3, Cl. A, 7.79%,
10/23/17 4                                                                   29,105             26,626
-------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 4.08%,
7/25/45 1                                                                 2,426,049          2,426,049
                                                                                         --------------
                                                                                             4,172,576
-------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.4%
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32 5                    3,992,355          4,054,735
-------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg.
Obligations Pass-Through Certificates, Series 2002-AL1, Cl. B2,
3.45%, 2/25/32                                                            2,787,173          2,463,031
                                                                                         --------------
                                                                                             6,517,766
                                                                                         --------------
Total Mortgage-Backed Obligations (Cost $339,055,156)                                      335,796,326
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.2%
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 7                                                        12,283,000         12,094,898
6.625%, 9/15/09 7                                                         4,775,000          5,141,443
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.01%, 6/2/06                                                               500,000            495,593
4.25%, 8/15/10 7,8                                                        4,180,000          4,130,325
6.625%, 9/15/09                                                           2,260,000          2,430,759
7.25%, 5/15/30                                                            1,665,000          2,203,811
-------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                            3,555,000          3,398,264
Series A, 6.79%, 5/23/12                                                  5,659,000          6,360,541
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 9/15/10                                                           3,800,000          3,747,454
3.875%, 7/31/07 7                                                           700,000            696,501
4.125%, 8/15/08                                                           2,770,000          2,766,756
                                                                                         --------------
Total U.S. Government Obligations (Cost $44,069,204)                                        43,466,345


6                                                  Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.5%
-------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $2,085,783)           $  2,070,000      $   2,327,715
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--33.6%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.1%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                      2,265,000          2,254,323
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.6%
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                                 1,300,000          1,388,070
8% Nts., 6/15/10                                                            748,000            829,077
-------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                            1,910,000          1,783,476
6.25% Unsec. Nts., 12/8/05                                                  715,000            715,886
7.375% Nts., 10/28/09                                                       485,000            468,887
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125% Unsec. Unsub. Nts.,
2/1/07 7                                                                  4,710,000          4,683,784
-------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                    2,460,000          2,328,552
                                                                                         --------------
                                                                                            12,197,732
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Harrah's Operating Co., Inc., 5.625% Bonds, 6/1/15 6                      1,180,000          1,168,650
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                       1,068,000          1,211,124
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07            1,580,000          1,637,275
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                         2,465,000          2,515,749
                                                                                         --------------
                                                                                             6,532,798
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Beazer Homes USA, Inc., 6.875% Sr. Nts., 7/15/15 6                        1,150,000          1,121,250
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14 7                                 1,035,000          1,037,867
-------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14 7                 1,155,000          1,117,235
-------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                             1,445,000          1,376,323
-------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                               1,100,000          1,120,142
                                                                                         --------------
                                                                                             5,772,817
-------------------------------------------------------------------------------------------------------
MEDIA--2.8%
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                                1,145,000          1,359,797
-------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                         2,145,000          2,311,242
-------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                     2,375,000          2,324,382
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 7                     1,200,000          1,098,020
-------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                  2,210,000          2,721,292
-------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                 1,073,000          1,347,503
-------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                            357,000            350,025
3.50% Sr. Unsec. Nts., 10/15/07                                           1,860,000          1,805,963
                                                                                         --------------
                                                                                            13,318,224
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08         1,500,000          1,571,493
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                   2,060,000          2,237,675
-------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                         863,000            851,241
7.90% Unsec. Debs., 10/15/07                                                860,000            905,405
                                                                                         --------------
                                                                                             5,565,814


7                                                  Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                    $  1,315,000      $   1,356,887
9.55% Unsub. Nts., 12/15/08 1                                               466,000            524,745
                                                                                         --------------
                                                                                             1,881,632
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.0%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                            1,360,000          1,241,590
-------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                          1,500,000          1,739,012
-------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                           1,640,000          1,749,805
-------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                             1,555,000          1,674,925
                                                                                         --------------
                                                                                             6,405,332
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                          1,175,000          1,142,624
-------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                     1,320,000          1,336,846
-------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                1,715,000          1,685,866
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                     3,275,000          3,309,656
                                                                                         --------------
                                                                                             7,474,992
-------------------------------------------------------------------------------------------------------
ENERGY--1.7%
-------------------------------------------------------------------------------------------------------
OIL & GAS--1.7%
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                        1,265,000          1,356,143
-------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 6,7                                                   1,865,000          1,848,681
-------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1,
6/15/10 6                                                                 3,570,000          3,553,499
-------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 6                                                                  1,409,581          1,333,809
                                                                                         --------------
                                                                                             8,092,132
-------------------------------------------------------------------------------------------------------
FINANCIALS--9.6%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13               2,385,000          2,461,370
-------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                 1,695,000          1,664,890
                                                                                         --------------
                                                                                             4,126,260
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.2%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                       33,000             32,934
-------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond 9                                1,860,000          1,832,584
-------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                        2,335,000          2,282,691
-------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                               178,000            191,085
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:                                                     1,370,000          1,343,903
4% Nts., 10/15/08
7.75% Unsec. Sub. Nts., 5/1/10                                              123,000            137,932
                                                                                         --------------
                                                                                             5,821,129
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.9%
CIT Group, Inc.:
4.75% Sr. Nts., 8/15/08                                                     310,000            310,291
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                        930,000          1,067,471
-------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                           890,000          1,006,773
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                             1,430,000          1,397,599
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12            2,150,000          2,233,115
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                           1,660,000          1,743,579
-------------------------------------------------------------------------------------------------------


8                                                  Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                   $    262,000      $     273,499
-------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                             1,745,000          1,986,543
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14           2,325,000          2,316,232
-------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                        1,130,000          1,225,835
-------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25% Nts., 10/1/15                                 290,000            285,510
                                                                                         --------------
                                                                                            13,846,447
-------------------------------------------------------------------------------------------------------
INSURANCE--2.3%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 6                520,000            513,812
-------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33              1,470,000          1,335,743
-------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35 7                           1,170,000          1,167,215
-------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                          990,000          1,036,875
6.25% Sr. Unsec. Nts., 11/15/11                                             105,000            112,645
-------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 6               1,885,000          2,415,829
-------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                   1,885,000          2,443,921
-------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08         1,700,000          1,653,813
                                                                                         --------------
                                                                                            10,679,853
-------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                               1,700,000          1,909,608
-------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09          1,830,000          1,813,828
-------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                           1,185,000          1,209,852
-------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                  965,000            976,547
5.625% Unsec. Unsub. Nts., 8/15/14 7                                        835,000            856,535
-------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                 2,630,000          2,652,984
                                                                                         --------------
                                                                                             9,419,354
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                1,265,000          1,239,909
-------------------------------------------------------------------------------------------------------
HEALTH CARE--1.3%
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                               2,730,000          2,761,867
-------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                                 805,000            879,104
7.40% Unsec. Nts., 5/15/07                                                1,625,000          1,690,673
-------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                   840,000            855,032
                                                                                         --------------
                                                                                             6,186,676
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.8%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                          1,440,000          1,593,189
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                    2,390,000          2,323,493
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08 7     1,070,000          1,120,825
-------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.875% Sr. Unsec. Nts., 5/15/09                     400,000            425,930
                                                                                         --------------
                                                                                             1,546,755
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Group SA, 6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                                                   1,445,000          1,454,778


9                                                  Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Canadian National Railway Co., 4.25% Nts., 8/1/09 7                    $    358,000      $     352,784
-------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                    1,247,000          1,298,379
                                                                                         --------------
                                                                                             1,651,163
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
British Telecommunications plc, 8.875% Bonds, 12/15/30                    1,015,000          1,380,897
-------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                                   1,405,000          1,594,461
-------------------------------------------------------------------------------------------------------
France Telecom SA:
7.75% Sr. Unsec. Nts., 3/1/11 1                                           1,090,000          1,239,047
8.50% Sr. Unsec. Nts., 3/1/31 1                                             350,000            470,490
-------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                 1,455,000          1,957,011
-------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 5.85% Nts., 9/15/35                         1,155,000          1,139,848
                                                                                         --------------
                                                                                             7,781,754
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12              1,685,000          1,978,534
-------------------------------------------------------------------------------------------------------
UTILITIES--4.0%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.4%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                1,295,000          1,407,455
-------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                  1,720,000          1,893,328
-------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                 1,650,000          1,861,797
-------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                               725,000            733,930
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                   995,000          1,003,680
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                1,000,000          1,176,560
-------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1                1,180,000          1,256,700
-------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12          1,955,000          2,042,778
-------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 6       1,040,000          1,161,609
-------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                     1,575,000          1,618,313
-------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                            355,000            359,287
-------------------------------------------------------------------------------------------------------
TXU Corp., 6.55% Sr. Unsec. Nts., Series R, 11/15/34 7                    1,585,000          1,478,967
                                                                                         --------------
                                                                                            15,994,404
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                  1,590,000          1,789,517
-------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                         990,000          1,100,459
                                                                                         --------------
                                                                                             2,889,976
                                                                                         --------------
Total Corporate Bonds and Notes (Cost $158,317,640)                                        158,029,470

                                                                              Units
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10 (Cost $14,872)                    5,408              2,163
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with                          587,258,598
Cash Collateral from Securities Loaned) (Cost $593,647,168)


10                                                 Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--2.6%
-------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.6%
Trust Money Market Securities, Series A-2, 3.84%, 10/17/05 11          $  1,000,000          1,000,000

-------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.94%, 12/15/05 11                           1,500,000      $   1,500,000
                                                                                         --------------
                                                                                             2,500,000
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
Undivided interest of 0.22% in joint repurchase agreement
(Principal Amount/Value $3,300,000,000, with maturity value of
$3,301,064,250) with Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $7,105,973 on 10/3/05, collateralized by U.S.
Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35, with a value of
$3,366,000,000 11                                                         7,103,682          7,103,682
-------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.5%
Bear Stearns, 4.06%, 10/3/05 11                                           2,500,000          2,500,000
                                                                                         --------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $12,103,682)                                                                   12,103,682
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $605,750,850)                               127.4%       599,362,280
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                         (27.4)      (141,043,111)
                                                                       --------------------------------
Net Assets                                                                    100.0%     $ 458,319,169
                                                                       ================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $7,536,830, which represents 1.64% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $17,345,659 or 3.78% of the Fund's net assets as of September 30, 2005.


11                                                 Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,041,662 or 0.23% of the Fund's net assets as of September 30, 2005.

5. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,600,839 or 3.19% of the Fund's net assets as of September 30, 2005.

7. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $4,130,325. See accompanying Notes to Quarterly Statement of Investments.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

10. Non-income producing security.

11. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   607,192,395
                                              ===============

Gross unrealized appreciation                 $     3,695,190
Gross unrealized depreciation                     (11,525,305)
                                              ---------------
Net unrealized depreciation                   $    (7,830,115)
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices,


12                                                 Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $174,938,162 of securities issued on a when-issued basis or forward commitment and sold $35,285,841 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


13                                                 Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


14                                                 Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of September 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                        UNREALIZED
                               EXPIRATION      NUMBER OF         VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                DATES      CONTRACTS      SEPTEMBER 30, 2005    (DEPRECIATION)
---------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                  12/20/05            458            $ 52,398,063       $(1,151,518)
                                                                                       ------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr         12/30/05            605             124,563,828           614,484
U.S. Treasury Nts., 5 yr         12/20/05             69               7,373,297            43,834
U.S. Treasury Nts., 10 yr        12/20/05            489              53,751,797           720,083
                                                                                       ------------
                                                                                         1,378,401
                                                                                       ------------
                                                                                       $   226,883
                                                                                       ============

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of September 30, 2005, the Fund had entered into the following total return swap agreements.

                                     PAID BY                        RECEIVED BY
        SWAP      NOTIONAL       THE FUND AT       RATE AS OF       THE FUND AT       RATE AS OF      TERMINATION        UNREALIZED
COUNTERPARTY        AMOUNT    SEPT. 30, 2005   SEPT. 30, 2005    SEPT. 30, 2005   SEPT. 30, 2005             DATE      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
                                   One-Month                          Change of
                                 LIBOR Minus                       Total Return
                               0.25% (+or -)                          of Lehman
                                                                  Brothers CMBS
UBS AG          $9,190,000     Rate Received          5.04893%            Index            (1.36)%*       12/1/05         $ 124,647
-----------------------------------------------------------------------------------------------------------------------------------

    * Represents an additional amount paid by the Fund at September 30, 2005. ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


15                                                 Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had on loan securities valued at $36,429,472. Collateral of $37,187,750 was received for the loans, of which $12,103,682 was received in cash and subsequently invested in approved instruments.


16                                                 Oppenheimer Core Bond Fund/VA


Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.0%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.2%
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Carnival Corp.                                                              492,200     $   24,600,156
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                            204,900          6,862,101
-------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                151,600          6,549,120
-------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                            79,800          3,997,980
                                                                                        ---------------
                                                                                            42,009,357
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Lennar Corp., Cl. A                                                          84,000          5,019,840
-------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                                       218,700          9,769,329
                                                                                        ---------------
                                                                                            14,789,169
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.7%
eBay, Inc. 1                                                                780,900         32,173,080
-------------------------------------------------------------------------------------------------------
MEDIA--7.3%
Comcast Corp., Cl. A Special, Non-Vtg. 1                                  1,767,700         50,874,406
-------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                                      94,400          1,557,600
-------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                         1,740,800         31,525,888
-------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A 1                                     393,165         10,430,667
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                         651,200         21,496,112
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                       717,000         17,301,210
-------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc. 1                                         307,500         11,042,325
                                                                                        ---------------
                                                                                           144,228,208
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.9%
Federated Department Stores, Inc.                                           138,800          9,281,556
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                         201,700          9,564,614
-------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                              169,500          8,505,510
-------------------------------------------------------------------------------------------------------
Target Corp.                                                                190,300          9,882,279
                                                                                        ---------------
                                                                                            37,233,959
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Bed Bath & Beyond, Inc. 1                                                   146,600          5,890,388
-------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                          387,750         16,878,758
-------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                            273,000         10,412,220
-------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                           232,200         14,953,680
-------------------------------------------------------------------------------------------------------
Staples, Inc.                                                               417,800          8,907,496
-------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                                     266,200         10,208,770
                                                                                        ---------------
                                                                                            67,251,312
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.4%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
PepsiCo, Inc.                                                               600,000         34,026,000
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Costco Wholesale Corp.                                                      177,600          7,652,784
-------------------------------------------------------------------------------------------------------
CVS Corp.                                                                   239,100          6,936,291
-------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                 184,300          5,781,491
-------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       405,900         17,786,538
                                                                                        ---------------
                                                                                            38,157,104
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
Procter & Gamble Co. (The)                                                  577,400         34,332,204


1                                       Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
ENERGY--6.5%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
GlobalSantaFe Corp.                                                         271,300     $   12,376,706
-------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                           367,200         30,984,336
-------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                   147,600          4,916,556
-------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                          224,300         13,751,833
                                                                                        ---------------
                                                                                            62,029,431
-------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
Apache Corp.                                                                 46,300          3,482,686
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           781,300         49,643,802
-------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                234,801         11,636,738
-------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                    7,500            640,725
                                                                                        ---------------
                                                                                            65,403,951
-------------------------------------------------------------------------------------------------------
FINANCIALS--8.3%
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.4%
Bank of America Corp.                                                       174,600          7,350,660
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
American Express Co.                                                        490,800         28,191,552
-------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                            11,800          3,980,140
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                             858,900         39,097,128
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                     94,600          7,942,616
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                             175,000         21,276,500
-------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                             63,600          6,976,284
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                               55,500          6,464,640
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               74,800          4,034,712
                                                                                        ---------------
                                                                                           117,963,572
-------------------------------------------------------------------------------------------------------
INSURANCE--1.9%
American International Group, Inc.                                          198,550         12,302,158
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                               125,700          9,700,269
-------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                  245,700         16,599,492
                                                                                        ---------------
                                                                                            38,601,919
-------------------------------------------------------------------------------------------------------
HEALTH CARE--17.9%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.0%
Amgen, Inc. 1                                                               526,000         41,906,420
-------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                           171,300         14,425,173
-------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                          243,400         17,437,176
-------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      90,400          4,407,904
                                                                                        ---------------
                                                                                            78,176,673
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
Medtronic, Inc.                                                             787,700         42,236,474
-------------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                           264,100         16,609,249
-------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                           407,400          8,298,738
-------------------------------------------------------------------------------------------------------
Stryker Corp.                                                               332,100         16,415,703
-------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                              190,500          7,526,655
-------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                              126,000          5,241,600
                                                                                        ---------------
                                                                                            96,328,419
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Aetna, Inc.                                                                 153,100         13,188,034
-------------------------------------------------------------------------------------------------------


2                                       Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Caremark Rx, Inc. 1                                                          51,300     $    2,561,409
-------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                  20,900          2,463,274
-------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                      101,300          4,934,323
-------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                               68,100          3,733,923
-------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                    363,800         20,445,560
                                                                                        ---------------
                                                                                            47,326,523
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.6%
Abbott Laboratories                                                         254,000         10,769,600
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                           692,700         43,834,056
-------------------------------------------------------------------------------------------------------
Novartis AG                                                                 497,588         25,233,983
-------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                           106,393         14,776,920
-------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                           187,930         15,528,138
-------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                          604,846         20,213,953
                                                                                        ---------------
                                                                                           130,356,650
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--12.7%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.9%
Empresa Brasileira de Aeronautica SA, ADR                                   325,000         12,545,000
-------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                       82,200          9,827,010
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                               195,700          7,338,750
-------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                           152,100         12,026,547
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                       291,300         17,780,952
-------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                   325,400         16,868,736
                                                                                        ---------------
                                                                                            76,386,995
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.2%
Expeditors International of Washington, Inc.                                180,500         10,248,790
-------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                 162,600         14,167,338
                                                                                        ---------------
                                                                                            24,416,128
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Apollo Group, Inc., Cl. A 1                                                 198,400         13,171,776
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.8%
3M Co.                                                                      262,700         19,271,672
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                      2,467,300         83,073,991
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                     425,300         11,844,605
                                                                                        ---------------
                                                                                           114,190,268
-------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Danaher Corp.                                                                94,600          5,092,318
-------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                   447,200         17,096,456
                                                                                        ---------------
                                                                                            22,188,774
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.3%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.2%
Cisco Systems, Inc. 1                                                     2,424,800         43,476,664
-------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                             461,200          8,914,996
-------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                               2,049,300          6,660,225
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                              805,000         17,782,450
-------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                1,008,100         17,046,971
-------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              196,600          8,797,850
                                                                                        ---------------
                                                                                           102,679,156


3                                       Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.0%
Apple Computer, Inc. 1                                                      121,700     $    6,524,337
-------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                458,700         15,687,540
-------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                 615,900          7,969,746
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                       360,900         28,951,398
                                                                                        ---------------
                                                                                            59,133,021
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Agilent Technologies, Inc. 1                                                258,000          8,449,500
-------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                 293,900          5,448,906
-------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                             309,300          7,803,639
                                                                                        ---------------
                                                                                            21,702,045
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.8%
Google, Inc., Cl. A 1                                                        67,700         21,424,342
-------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                            207,800          4,440,686
-------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                              845,800         28,621,872
                                                                                        ---------------
                                                                                            54,486,900
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.6%
Automatic Data Processing, Inc.                                             552,300         23,770,992
-------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                      161,800          7,538,262
                                                                                        ---------------
                                                                                            31,309,254
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.3%
Advanced Micro Devices, Inc. 1                                              216,700          5,460,840
-------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                        264,600          9,827,244
-------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                     520,700         24,426,037
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                               1,040,900         25,658,185
-------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                              44,500          2,006,060
-------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                     261,500          9,829,785
-------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                              66,600          3,070,926
-------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                  122,700          3,695,724
-------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                     601,500         20,390,850
                                                                                        ---------------
                                                                                           104,365,651
-------------------------------------------------------------------------------------------------------
SOFTWARE--7.3%
Adobe Systems, Inc.                                                         614,000         18,327,900
-------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                              212,500          9,868,500
-------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                              335,000          5,413,600
-------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                 287,500         11,385,000
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           2,741,800         70,546,514
-------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                       629,800         27,289,234
                                                                                        ---------------
                                                                                           142,830,748
-------------------------------------------------------------------------------------------------------
MATERIALS--3.1%
-------------------------------------------------------------------------------------------------------
CHEMICALS--3.1%
Air Products & Chemicals, Inc.                                              258,600         14,259,204
-------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                470,100         18,413,817
-------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                 94,600          5,936,150
-------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                               455,600         21,836,908
                                                                                        ---------------
                                                                                            60,446,079


4                                       Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                                         524,200     $   12,465,476
                                                                                        ---------------
Total Common Stocks (Cost $1,718,233,688)                                                1,927,510,462

                                                                          Principal
                                                                             Amount
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.2%
-------------------------------------------------------------------------------------------------------
Undivided interest of 4.69% in joint repurchase agreement
(Principal Amount/Value $951,774,000, with a maturity value of
$952,055,566) with UBS Warburg LLC, 3.55%, dated 9/30/05, to be repurchased at $44,644,203 on 10/3/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of
$972,647,107  (Cost $44,631,000)                                        $44,631,000         44,631,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,762,864,688)                             100.2%     1,972,141,462
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.2)        (4,842,881)
                                                                        -------------------------------
Net Assets                                                                    100.0%    $1,967,298,581
                                                                        ===============================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 1,770,091,694
                                              ===============

Gross unrealized appreciation                 $   283,028,008
Gross unrealized depreciation                     (80,978,240)
                                              ---------------
Net unrealized appreciation                   $   202,049,768
                                              ===============

5                                       Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the


6                                       Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                  EXPIRATION    CONTRACT AMOUNT            VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                   DATES             (000S)         SEPTEMBER 30, 2005    DEPRECIATION
----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Swiss Franc (CHF)                    10/4/05               4,13CHF              $3,197,395         $ 5,910
Euro (EUR)                           10/4/05               2,01EUR               2,415,827           6,053
                                                                                                   -------
Total unrealized depreciation                                                                      $11,963
                                                                                                   =======


7                                       Oppenheimer Capital Appreciation Fund/VA


Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.8%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.9%
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.4%
Porsche AG, Preference                                                       18,742     $   14,391,279
-------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                          548,000         25,287,338
                                                                                        ---------------
                                                                                            39,678,617
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Carnival Corp.                                                              342,500         17,118,150
-------------------------------------------------------------------------------------------------------
International Game Technology                                               622,600         16,810,200
-------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                           274,600         13,757,460
                                                                                        ---------------
                                                                                            47,685,810
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.0%
Koninklijke (Royal) Philips Electronics NV                                1,232,900         32,761,756
-------------------------------------------------------------------------------------------------------
Sony Corp.                                                                  815,300         26,950,402
                                                                                        ---------------
                                                                                            59,712,158
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.0%
Amazon.com, Inc. 1                                                          231,500         10,486,950
-------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                                938,300         38,657,960
-------------------------------------------------------------------------------------------------------
GUS plc                                                                     669,010         10,083,058
                                                                                        ---------------
                                                                                            59,227,968
-------------------------------------------------------------------------------------------------------
MEDIA--4.9%
Grupo Televisa SA, Sponsored GDR                                            354,499         25,421,123
-------------------------------------------------------------------------------------------------------
JC Decaux SA 1                                                              408,864          9,021,986
-------------------------------------------------------------------------------------------------------
Pearson plc                                                               1,410,238         16,391,753
-------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                             4,779,840         13,094,736
-------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                            5,345,082         35,010,287
-------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                2,497,832         15,278,688
-------------------------------------------------------------------------------------------------------
WPP Group plc                                                               886,660          9,023,614
-------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                        4,795,700         18,847,848
                                                                                        ---------------
                                                                                           142,090,035
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Circuit City Stores, Inc./Circuit City Group                                117,934          2,023,747
-------------------------------------------------------------------------------------------------------
DSG International plc                                                     4,982,705         13,226,632
-------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                             429,100          7,479,213
-------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                             1,506,800         53,729,964
-------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                               521,200         15,296,802
-------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                               200,100          7,957,977
                                                                                        ---------------
                                                                                            99,714,335
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Coach, Inc. 1                                                               484,100         15,181,376
-------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                           398,690         32,870,782
                                                                                        ---------------
                                                                                            48,052,158
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.4%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia de Bebidas das Americas, ADR, Preference                          463,515         17,233,488
-------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                  2,353,700         16,447,674
-------------------------------------------------------------------------------------------------------


1                                          Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Grupo Modelo SA de CV, Series C                                           3,279,000     $   10,607,902
                                                                                        ---------------
                                                                                            44,289,064
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Cadbury Schweppes plc                                                     2,748,004         27,724,324
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.5%
Hindustan Lever Ltd.                                                      5,321,600         21,931,699
-------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                     1,644,247         50,084,919
                                                                                        ---------------
                                                                                            72,016,618
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
Gillette Co.                                                                405,900         23,623,380
-------------------------------------------------------------------------------------------------------
Shiseido Co. Ltd.                                                           825,000         11,949,589
                                                                                        ---------------
                                                                                            35,572,969
-------------------------------------------------------------------------------------------------------
TOBACCO--0.3%
Altria Group, Inc.                                                          110,400          8,137,584
-------------------------------------------------------------------------------------------------------
ENERGY--9.2%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.5%
GlobalSantaFe Corp.                                                         624,400         28,485,128
-------------------------------------------------------------------------------------------------------
Technip SA                                                                  574,600         34,133,004
-------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                          662,600         40,624,006
                                                                                        ---------------
                                                                                           103,242,138
-------------------------------------------------------------------------------------------------------
OIL & GAS--5.7%
BP plc, ADR                                                                 425,969         30,179,904
-------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                  363,100         29,527,292
-------------------------------------------------------------------------------------------------------
Chevron Corp.                                                               383,944         24,852,695
-------------------------------------------------------------------------------------------------------
ENI SpA                                                                     495,500         14,715,227
-------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                          882,415         49,012,935
-------------------------------------------------------------------------------------------------------
Neste Oil Oyj 1                                                             105,900          3,923,919
-------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                           55,560         15,110,806
                                                                                        ---------------
                                                                                           167,322,778
-------------------------------------------------------------------------------------------------------
FINANCIALS--15.4%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
3i Group plc                                                                916,975         12,680,055
-------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                         663,473         29,366,964
-------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                        568,300         28,727,565
                                                                                        ---------------
                                                                                            70,774,584
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.0%
Anglo Irish Bank Corp.                                                    1,075,854         14,611,081
-------------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.                                  391,050          7,157,172
-------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                         1,669,729         27,163,890
-------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                              576,950         16,298,838
-------------------------------------------------------------------------------------------------------
Resona Holdings, Inc. 1                                                       4,959         12,901,416
-------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                    1,498,487         42,526,203
-------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                     229,670         26,208,962
                                                                                        ---------------
                                                                                           146,867,562
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
American Express Co.                                                        476,600         27,375,904
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                             171,266          7,796,028
-------------------------------------------------------------------------------------------------------


2                                          Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Credit Saison Co. Ltd.                                                      395,100     $   17,332,611
-------------------------------------------------------------------------------------------------------
Investor AB, B Shares                                                       646,652         10,049,015
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        633,263         21,486,614
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                              579,700         31,269,018
                                                                                        ---------------
                                                                                           115,309,190
-------------------------------------------------------------------------------------------------------
INSURANCE--4.0%
ACE Ltd.                                                                    531,271         25,006,926
-------------------------------------------------------------------------------------------------------
Allianz AG                                                                  233,811         31,585,069
-------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                                             5,920         16,167,520
-------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       104,800         10,259,920
-------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                    279,713         14,918,027
-------------------------------------------------------------------------------------------------------
Prudential plc                                                            2,120,558         19,243,458
                                                                                        ---------------
                                                                                           117,180,920
-------------------------------------------------------------------------------------------------------
HEALTH CARE--12.9%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.5%
Affymetrix, Inc. 1                                                          322,800         14,923,044
-------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                               376,500         29,995,755
-------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. 1                                              131,100          4,560,969
-------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals, Inc. 1                                             433,400          7,783,864
-------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                           217,700         18,332,517
-------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                          202,700         14,521,428
-------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                     573,260         27,952,158
-------------------------------------------------------------------------------------------------------
Wyeth                                                                       305,500         14,135,485
                                                                                        ---------------
                                                                                           132,205,220
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Boston Scientific Corp. 1                                                   570,900         13,341,933
-------------------------------------------------------------------------------------------------------
Essilor International SA                                                    147,010         12,173,534
-------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                             120,500          6,461,210
-------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                    314,361          4,262,735
-------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                        2,188,313         18,372,319
                                                                                        ---------------
                                                                                            54,611,731
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Express Scripts, Inc. 1                                                     268,200         16,682,040
-------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                     447,000         22,591,380
                                                                                        ---------------
                                                                                            39,273,420
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.2%
Chugai Pharmaceutical Co. Ltd.                                              622,100         11,912,675
-------------------------------------------------------------------------------------------------------
Novartis AG                                                                 331,768         16,824,819
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                541,619         13,524,226
-------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                           254,589         35,359,856
-------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                           567,994         46,931,780
-------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                       1,585,000         21,640,693
-------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                              123,700          7,366,209
                                                                                        ---------------
                                                                                           153,560,258


3                                          Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.6%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Boeing Co.                                                                  229,200     $   15,574,140
-------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                   784,434         30,279,152
-------------------------------------------------------------------------------------------------------
European Aeronautic Defence & Space Co.                                     857,190         30,391,329
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                       222,900         13,605,816
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                      248,200         13,489,670
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                474,400         18,036,688
                                                                                        ---------------
                                                                                           121,376,795
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Contax Participacoes SA, Preference 1                                     1,065,784            659,484
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
JGC Corp.                                                                   407,000          7,509,808
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
Emerson Electric Co.                                                        264,200         18,969,560
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
3M Co.                                                                      250,600         18,384,016
-------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                                    1,175,000         12,155,407
-------------------------------------------------------------------------------------------------------
Siemens AG                                                                  321,212         24,765,038
                                                                                        ---------------
                                                                                            55,304,461
-------------------------------------------------------------------------------------------------------
MACHINERY--0.9%
Fanuc Ltd.                                                                  104,500          8,450,581
-------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                           258,440         19,218,921
                                                                                        ---------------
                                                                                            27,669,502
-------------------------------------------------------------------------------------------------------
MARINE--0.4%
Peninsular & Oriental Steam Navigation Co.                                2,092,659         12,327,997
-------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                                        3,801,284          9,508,283
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.7%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.6%
Cisco Systems, Inc. 1                                                       923,000         16,549,390
-------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                           1,825,800         35,292,714
-------------------------------------------------------------------------------------------------------
Hoya Corp. 1                                                                552,900         18,800,159
-------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                    352,300          8,381,217
-------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              566,200         25,337,450
-------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                24,038,000         88,424,704
                                                                                        ---------------
                                                                                           192,785,634
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
International Business Machines Corp.                                       273,417         21,933,512
-------------------------------------------------------------------------------------------------------
Nidec Corp. 1                                                                69,100          4,060,051
-------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                  2,848,200         11,164,944
                                                                                        ---------------
                                                                                            37,158,507
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Hoya Corp.                                                                  184,300          6,155,743
-------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                55,100         13,906,561
-------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                               416,900         23,390,816
-------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                  69,100          4,108,747
-------------------------------------------------------------------------------------------------------


4                                          Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Tandberg ASA                                                              1,153,550     $   15,463,269
                                                                                        ---------------
                                                                                            63,025,136
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp.                                                             3,192          3,764,511
-------------------------------------------------------------------------------------------------------
Yahoo! Japan Corp. 1                                                          3,192          3,795,983
                                                                                        ---------------
                                                                                             7,560,494
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.2%
Infosys Technologies Ltd.                                                   639,358         36,611,627
-------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Canon, Inc.                                                                 172,700          9,363,037
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Advanced Micro Devices, Inc. 1                                            1,936,300         48,794,760
-------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                              346,200          6,615,882
-------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                573,300         14,343,966
-------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                             264,000         11,901,120
-------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                      61,710         34,948,672
-------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                124,900          3,795,711
-------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                              10,658,194         17,118,372
                                                                                        ---------------
                                                                                           137,518,483
-------------------------------------------------------------------------------------------------------
SOFTWARE--5.2%
Adobe Systems, Inc.                                                         526,400         15,713,040
-------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                              731,070         11,814,091
-------------------------------------------------------------------------------------------------------
Enix Corp.                                                                  324,800          8,984,073
-------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                              293,100         13,133,811
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           1,595,200         41,044,496
-------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                            63,800          7,471,966
-------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                            2,193,226         16,339,534
-------------------------------------------------------------------------------------------------------
SAP AG                                                                      173,160         29,968,199
-------------------------------------------------------------------------------------------------------
Trend Micro, Inc.                                                           278,500          8,869,236
                                                                                        ---------------
                                                                                           153,338,446
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.6%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
France Telecom SA                                                           741,918         21,293,194
-------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference                             1,065,784         17,533,681
                                                                                        ---------------
                                                                                            38,826,875
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.3%
KDDI Corp.                                                                    6,323         35,779,714
-------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                  1,277,460         27,899,726
-------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                       34,955,950         90,941,206
                                                                                        ---------------
                                                                                           154,620,646
-------------------------------------------------------------------------------------------------------
UTILITIES--1.1%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Energias de Portugal SA                                                   2,905,006          8,100,011
-------------------------------------------------------------------------------------------------------
Fortum Oyj                                                                  521,500         10,466,979
                                                                                        ---------------
                                                                                            18,566,990


5                                          Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Hong Kong & China Gas Co. Ltd.                                            6,593,000     $   13,598,458
                                                                                        ---------------
Total Common Stocks (Cost $2,046,467,926)                                                2,900,549,664

                                                                          Principal
                                                                             Amount
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
-------------------------------------------------------------------------------------------------------
Undivided interest of 9.31% in joint repurchase agreement
(Principal Amount/Value $400,132,000, with a maturity value of
$400,240,369) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 3.25%, dated 9/30/05, to be repurchased at
$37,271,092 on 10/3/05, collateralized by U.S. Treasury Bonds,
7.50%--8.875%, 11/15/16--11/15/21, with a value of $408,618,137
(Cost $37,261,000)                                                      $37,261,000         37,261,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,083,728,926)                             100.1%     2,937,810,664
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.1)        (3,988,659)
                                                                        -------------------------------
Net Assets                                                                    100.0%    $2,933,822,005
                                                                        ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $4,262,735, which represents 0.15% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                          Value       Percent
--------------------------------------------------------------------------------
United States                                       $1,099,101,326         37.4%
United Kingdom                                         379,969,332         12.9
Japan                                                  299,751,919         10.2
France                                                 228,135,377          7.8
Sweden                                                 152,203,683          5.2
Germany                                                100,709,585          3.4
India                                                   93,690,012          3.2
Korea, Republic of South                                82,067,319          2.8
Switzerland                                             81,551,639          2.8
Brazil                                                  65,705,805          2.2
Canada                                                  63,930,962          2.2
Mexico                                                  52,476,699          1.8
Hong Kong                                               41,032,553          1.4
The Netherlands                                         32,761,756          1.1
Cayman Islands                                          25,006,926          0.9
Taiwan                                                  17,118,372          0.6
Australia                                               16,665,455          0.6
Norway                                                  15,463,269          0.5
Spain                                                   15,296,802          0.5
Italy                                                   14,715,227          0.5
Ireland                                                 14,611,081          0.5
Finland                                                 14,390,898          0.5
Singapore                                               13,094,736          0.4
Bermuda                                                 10,259,920          0.3
Portugal                                                 8,100,011          0.3
                                                    ----------------------------
Total                                               $2,937,810,664        100.0%
                                                    ============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,088,353,088
                                              ===============

Gross unrealized appreciation                 $   880,578,248
Gross unrealized depreciation                     (31,120,672)
                                              ---------------
Net unrealized appreciation                   $   849,457,576
                                              ===============

6                                          Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


7                                          Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of September 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                      EXPIRATION      CONTRACT AMOUNT              VALUATION AS OF          UNREALIZED
CONTRACT DESCRIPTION                       DATES               (000S)           SEPTEMBER 30, 2005        DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Japanese Yen (JPY)              10/3/05-10/4/05             2,446,822JPY               $21,562,486             $77,049
                                                                                                               -------

CONTRACTS TO SELL
Canadian Dollar (CAD)                    10/3/05                   97CAD                    83,826                 679
                                                                                                               -------
Total unrealized depreciation                                                                                  $77,728
                                                                                                               =======

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                         ACQUISITION                           VALUATION AS OF        UNREALIZED
SECURITY                        DATE             COST       SEPTEMBER 30, 2005      APPRECIATION
------------------------------------------------------------------------------------------------
Nektar Therapeutics          6/25/03       $3,568,000               $4,262,735          $694,735


8                                          Oppenheimer Global Securities Fund/VA


Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.2%
------------------------------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond Obligations, Series 1A, Cl.
C2, 9.342% Sub. Bonds, 8/13/10 1 (Cost $1,500,000)                      $ 1,500,000       $  1,297,500
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--88.2%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--28.4%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.1%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                           800,000            776,000
------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                           500,000            515,000
------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                        1,592,683          1,425,451
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                   300,000            210,000
------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2                              1,000,000            745,000
------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                      1,950,000          1,896,375
9% Sr. Nts., 7/1/15 3                                                     1,445,000          1,430,550
------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts.,
11/1/13                                                                     200,000            200,000
------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                   900,000            958,500
------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                     1,050,000          1,063,125
10.25% Sr. Sec. Nts., Series B, 7/15/13                                     900,000          1,010,250
------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                      400,000            400,000
------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                 700,000            610,750
8.25% Sr. Unsec. Nts., 8/1/10                                               600,000            573,000
                                                                                          ------------
                                                                                            11,814,001
------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.9%
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                      3,700,000          3,498,709
5.80% Sr. Unsec. Nts., 1/12/09                                            1,200,000          1,120,508
7.375% Nts., 10/28/09                                                       600,000            580,066
------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                       2,100,000          1,956,030
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                                     2,013,000          1,875,830
6.875% Nts., 9/15/11                                                      1,100,000          1,001,755
7.25% Nts., 3/2/11                                                          800,000            744,715
                                                                                          ------------
                                                                                            10,777,613
------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                           1,150,000          1,213,250
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.7%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                            940,000            925,900
------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                               450,000            480,375
------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                           1,200,000          1,299,000
------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 3                                  270,000            275,400
------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                  240,000            243,300
------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                          875,000            923,125
------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                            700,000            738,500
------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                            917,000            943,364
------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                           2,700,000          2,602,125
9% Sr. Sub. Nts., 3/15/12                                                   600,000            639,000
------------------------------------------------------------------------------------------------------


1                                                Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Kerzner International Ltd., 6.75% Sr. Sub. Nts., 10/1/15 3              $   970,000       $    944,538
------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                       500,000            516,250
------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                41,000             45,408
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                               800,000            864,000
------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                    600,000            573,000
6.625% Sr. Nts., 7/15/15 3                                                1,000,000            993,750
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                       3,600,000          3,888,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                          800,000            856,000
------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                        440,000            440,000
6.375% Sr. Sub. Nts., 7/15/09                                               800,000            804,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                        915,000            937,875
8% Sr. Sub. Nts., 4/1/12                                                  1,700,000          1,802,000
------------------------------------------------------------------------------------------------------
NCL Corp., 11.625% Sr. Nts., 7/15/14 3,4                                    600,000            636,000
------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                             1,500,000          1,638,750
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                      1,500,000          1,586,250
------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                          445,000            438,325
6.875% Sr. Sub. Nts., 12/1/11                                               850,000            858,500
8.875% Sr. Sub. Nts., 3/15/10                                               600,000            636,000
------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12         1,950,000          1,959,750
------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                 600,000            676,500
------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                              400,000            398,000
9.625% Sr. Nts., 6/1/14                                                     157,000            155,430
9.75% Sr. Nts., 4/15/13                                                   1,950,000          1,930,500
------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12        1,500,000          1,642,500
------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                        3,800,000          3,819,000
6.875% Sr. Sub. Nts., 3/1/16 3                                              480,000            489,000
------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10         1,000,000          1,135,000
------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                          1,100,000          1,102,750
------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14     3,600,000          3,460,500
                                                                                          ------------
                                                                                            44,297,665
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                            500,000            530,000
------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                  775,000            829,250
------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                             300,000            342,908
------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                         900,000            921,375
8.875% Sr. Sub. Nts., 4/1/12                                                800,000            848,000
------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                              150,000            160,192
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                         350,000            372,200
------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                        795,000            731,400
------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                          1,400,000          1,414,000
------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                     650,000            658,125


2                                                Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
9.25% Sr. Sub. Nts., 4/15/12                                            $   700,000       $    752,500
------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                    500,000            532,500
------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                800,000            828,000
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                       600,000            640,500
------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                           800,000            866,000
                                                                                          ------------
                                                                                            10,426,950
------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                      445,000            451,675
------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                       700,000            770,000
                                                                                          ------------
                                                                                             1,221,675
------------------------------------------------------------------------------------------------------
MEDIA--11.4%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 2                                            360,000            262,800
8.125% Sr. Nts., Series B, 7/15/03 2                                        575,000            431,250
8.375% Sr. Nts., Series B, 2/1/08 2                                       1,000,000            750,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2                                    1,000,000            765,000
10.875% Sr. Unsec. Nts., 10/1/10 2                                        1,000,000            750,000
------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                                                    700,000            698,250
------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                           1,050,000            929,250
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                        1,192,000          1,138,360
------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                        900,000            801,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                               900,000            879,750
------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                    600,000            639,000
------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                         850,000            741,625
------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11               200,000            207,500
------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec.
Unsub. Nts., 5/15/14 3,5                                                  1,500,000          1,080,000
------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3           7,150,000          7,221,500
------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                         400,000            415,000
------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                 1,800,000          1,269,000
------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                      800,000            861,000
------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B,
4/1/11                                                                    1,700,000          1,678,750
------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                              800,000            874,000
------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                 1,200,000          1,194,000
8.50% Sr. Nts., 8/15/10                                                     700,000            743,750
9.875% Sr. Sub. Nts., 8/15/13                                             1,172,000          1,299,455
------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                 5,950,000          6,143,375
------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                                      2,246,000          2,462,178
------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                           4,000,000          3,980,000
9.125% Sr. Nts., 1/15/09                                                  1,895,000          1,999,225
------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                 1,200,000          1,201,500
------------------------------------------------------------------------------------------------------


3                                                Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                $ 1,057,000       $    972,440
------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                        500,000            543,750
------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Sub. Nts., 8/15/15 3                                           1,572,000          1,607,370
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                          200,000            210,000
------------------------------------------------------------------------------------------------------
Liberty Media Group, 8.50% Debs., 7/15/29                                   450,000            437,962
------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                          785,000            747,713
------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                 400,000            440,000
------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 3                          580,000            562,600
------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts.,
1/15/13                                                                   1,257,000          1,253,858
------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                              1,400,000          1,351,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                        800,000            798,000
------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                      625,000            798,636
------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                      1,100,000          1,113,750
8.875% Sr. Unsec. Nts., 5/15/11                                              57,000             59,993
------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13                            1,250,000          1,190,625
------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 3                                                 700,000            754,250
10.875% Sr. Sub. Nts., 12/15/12 3                                         1,000,000          1,127,500
------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11              800,000            854,000
------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                   1,700,000          1,821,125
------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                  2,100,000          2,121,000
7.50% Sec. Nts., 3/15/15                                                    900,000            974,250
8% Sr. Sub. Nts., 12/15/12                                                  300,000            318,375
------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12          1,600,000          1,646,000
------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                   800,000            830,000
------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5                   2,365,000          1,667,325
                                                                                          ------------
                                                                                            65,618,040
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3,6                                                 2,845,000          2,866,338
10.375% Sr. Sub. Nts., 10/15/15 3,6                                       1,425,000          1,425,000
------------------------------------------------------------------------------------------------------
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                             250,000            265,000
9.875% Nts., 10/1/11                                                        300,000            333,000
                                                                                          ------------
                                                                                             4,889,338
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                    600,000            606,000
------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts.,
1/15/14                                                                     500,000            475,000
------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                              1,200,000          1,302,000
------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                    950,000            904,875
------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                   600,000            510,750
------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                  750,000            828,750
------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10           350,000            334,688
                                                                                          ------------
                                                                                             4,962,063


4                                                Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                 $ 2,575,000       $  2,813,188
------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                     800,000            809,000
8.254% Sr. Unsec. Unsub. Nts., 4/1/12 4                                     900,000            902,250
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                     1,755,000          1,798,875
------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                            500,000            522,500
------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Nts., 4/15/15 3                                675,000            651,375
------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                       600,000            609,000
                                                                                          ------------
                                                                                             8,106,188
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.1%
------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                   500,000            530,625
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                              450,000            460,125
8.50% Sr. Sub. Nts., 8/1/14                                               1,200,000          1,200,000
------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 1,2                             476,601                 --
------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                900,000            922,500
9.50% Sr. Sec. Nts., 2/15/11                                                450,000            479,250
                                                                                          ------------
                                                                                             3,061,875
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.8%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                 500,000            535,000
------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                                     400,000            450,000
------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 3                                              350,000            353,500
8.625% Sr. Sub. Nts., 12/15/12                                            1,000,000          1,080,000
------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                         400,000            400,000
10.75% Sr. Nts., 3/1/10                                                   1,700,000          1,861,500
------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                     687,000            721,350
8.875% Sr. Unsec. Nts., 3/15/11                                             146,000            152,205
------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                 600,000            612,000
------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                        925,000            962,000
8% Sr. Nts., Series B, 10/15/09 1                                           900,000            956,250
------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                    1,000,000          1,081,250
------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 [EUR]         1,000,000          1,296,497
                                                                                          ------------
                                                                                            10,461,552
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                900,000            882,000
------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                  1,000,000          1,052,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                         800,000            839,000
                                                                                          ------------
                                                                                             2,773,500
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                  300,000            306,750


5                                                Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
R.J. Reynolds Tobacco Holdings, Inc., 6.50% Nts., 7/15/10 3             $   500,000       $    501,250
------------------------------------------------------------------------------------------------------
ENERGY--7.5%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                400,000            424,000
------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10               700,000            757,750
------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08              221,000            230,945
------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                        600,000            640,500
------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10            800,000            832,000
                                                                                          ------------
                                                                                             2,885,195
------------------------------------------------------------------------------------------------------
OIL & GAS--7.0%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                  400,000            434,364
------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                            900,000            922,500
------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                             550,000            555,500
6.875% Sr. Unsec. Nts., 1/15/16                                           1,420,000          1,462,600
------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Nts., 8/1/13 3                     390,000            383,175
------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Unsec. Nts., 4/1/15                           265,000            254,400
------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                            3,207,000          3,335,280
------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                  350,000            357,000
------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13             3,000,000          3,150,000
------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                  1,000,000          1,067,500
------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                       850,000            890,375
------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                         450,000            466,313
------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                400,000            410,000
------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                       1,300,000          1,358,500
8.375% Sr. Sub. Nts., 8/15/12                                               600,000            651,000
------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%
Sr. Nts., 9/15/15 3                                                         195,000            196,463
------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13           1,200,000          1,260,000
------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14               600,000            634,500
------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                      700,000            749,000
9.50% Sr. Nts., 2/1/13                                                    1,000,000          1,132,500
------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                               445,000            450,563
7.375% Sr. Sub. Nts., 7/15/13                                               400,000            426,000
------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                       2,100,000          2,154,363
8% Sr. Unsub. Nts., 3/1/32                                                  900,000            998,219
8.875% Sr. Nts., 3/15/10                                                    700,000            760,136
------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                        860,000            849,250
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                      1,600,000          1,688,000
------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                             575,000            658,375
------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                           4,415,000          4,780,129
------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                 1,000,000          1,047,500
9.625% Sr. Sub. Nts., 4/1/12                                                557,000            616,181
------------------------------------------------------------------------------------------------------


6                                                Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts.,
Series B, 7/15/12                                                       $   200,000       $    234,250
------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                        800,000            818,000
------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                       1,550,000          1,631,375
7.625% Nts., 7/15/19                                                        900,000            978,750
8.75% Unsec. Nts., 3/15/32                                                1,900,000          2,251,500
------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                    300,000            310,500
                                                                                          ------------
                                                                                            40,324,061
------------------------------------------------------------------------------------------------------
FINANCIALS--3.3%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                       1,600,000          1,728,000
------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series
B, 9/30/08 1                                                              1,550,000            930,000
------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 3                                                  291,000            295,365
8% Sr. Nts., 6/15/11 3                                                      825,000            855,938
                                                                                          ------------
                                                                                             3,809,303
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                    517,000            560,945
------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                   400,000            460,000
                                                                                          ------------
                                                                                             1,020,945
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 3                           450,000            353,250
------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines Finance
Corp., 9.50% Sr. Unsec. Nts., 2/15/15                                       265,000            287,525
------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 5                      1,600,000          1,128,000
9.625% Sr. Sub. Nts., 6/15/14                                             1,560,000          1,743,300
------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12                                                               575,000            621,000
------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                         865,000            739,575
------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                  3,540,000          3,478,050
------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                              270,000            281,475
8.443% Sr. Unsec. Nts., 5/1/10 4                                            270,000            281,475
                                                                                          ------------
                                                                                             8,913,650
------------------------------------------------------------------------------------------------------
REAL ESTATE--0.9%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec.
Nts., 2/1/12                                                              1,300,000          1,347,125
------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                      837,000            914,423
------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                     196,000            199,430
------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                      1,025,000            999,375
------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                             457,000            486,705
10.50% Sr. Unsec. Nts., 6/15/09                                             350,000            372,750
------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc.:
7.50% Sr. Nts., 4/1/15 3                                                    390,000            400,725


7                                                Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
7.50% Sr. Unsec. Nts., 4/1/15                                           $   755,000       $    775,763
                                                                                          ------------
                                                                                             5,496,296
------------------------------------------------------------------------------------------------------
HEALTH CARE--6.8%
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12           600,000            612,000
------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12              700,000            752,500
------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11         800,000            824,000
                                                                                          ------------
                                                                                             2,188,500
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.3%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                        700,000            731,500
------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14                    600,000            667,500
------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts.,
12/15/12                                                                    900,000            906,750
------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Unsec. Nts., 1/15/15                 440,000            453,200
------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                             890,000            905,575
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                       1,910,000          1,945,813
------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                600,000            594,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                          500,000            535,000
------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08              1,600,000          1,668,000
------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                        400,000            433,000
------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                            3,200,000          3,196,739
6.375% Nts., 1/15/15                                                      2,500,000          2,485,878
7.875% Sr. Nts., 2/1/11                                                     305,000            328,433
8.75% Sr. Nts., 9/1/10                                                    2,800,000          3,106,320
------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                       2,600,000          2,444,000
8.375% Unsec. Nts., 10/1/11                                                 700,000            670,250
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                        357,000            350,753
------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A,
11/15/08                                                                  1,867,644          1,972,699
------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12             900,000            954,000
------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                      200,000            223,500
------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                       600,000            690,000
------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                                      714,000            773,798
------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Sub. Nts., 7/15/15 3                 485,000            503,188
------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                   600,000            678,000
------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                 600,000            645,000
------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                 1,575,000          1,515,938
------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                  1,074,000          1,006,875
7.375% Nts., 2/1/13                                                          57,000             54,293
9.875% Sr. Nts., 7/1/14                                                   1,900,000          1,995,000
------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                        250,000            258,125
7% Sr. Sub. Nts., 11/15/13                                                2,120,000          2,157,100
------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                 650,000            705,250
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                        650,000            731,250
                                                                                          ------------
                                                                                            36,286,727


8                                                Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11      $   800,000       $    792,000
------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.9%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11              900,000            951,750
------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                   300,000            301,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                          57,000             60,135
------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                               684,000            665,190
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                      1,100,000          1,094,500
6.375% Sr. Sub. Nts., 10/15/15 3                                          1,280,000          1,296,000
7.625% Sr. Sub. Nts., 6/15/12                                               500,000            527,500
------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                           1,200,000          1,263,000
------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                    580,000            632,200
11% Sr. Sub. Nts., 2/15/13                                                  454,000            514,155
                                                                                          ------------
                                                                                             7,305,930
------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp., 9% Debs., 8/1/12                                                 700,000            497,000
------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 2                         1,575,000            228,375
                                                                                          ------------
                                                                                               725,375
------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                    700,000            680,750
------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 3        1,060,000            964,600
------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                          544,000            579,360
------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                          600,000            555,000
                                                                                          ------------
                                                                                             2,779,710
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 3                                                   725,000            717,750
7.375% Sr. Sec. Nts., Series B, 4/15/14                                   2,550,000          2,409,750
8.875% Sr. Nts., Series B, 4/1/08                                         1,900,000          1,990,250
9.25% Sr. Sec. Debs., Series B, 9/1/12                                      283,000            307,763
------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,2         200,000                 --
------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                               1,600,000          1,552,000
------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                 350,000            350,875
------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                         890,000            885,550
7.50% Sr. Nts., 5/1/11                                                      500,000            518,125
------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                 600,000            646,500
------------------------------------------------------------------------------------------------------
School Specialty, Inc., 10% Sr. Nts., 10/1/13 3,6                           810,000            816,075
                                                                                          ------------
                                                                                            10,194,638
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                              650,000            682,500
------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                    100,000             80,500
------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                               500,000            528,750
------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                400,000            431,000
                                                                                          ------------
                                                                                             1,722,750


9                                                Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                                                $   250,000       $    230,625
------------------------------------------------------------------------------------------------------
MACHINERY--1.5%
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                             600,000            603,000
------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                      740,000            773,300
------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                    150,000            156,000
10.50% Sr. Sub. Nts., 8/1/12                                                520,000            583,700
------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                      1,700,000          1,674,500
------------------------------------------------------------------------------------------------------
Navistar International Corp.:
6.25% Sr. Unsec. Nts., 3/1/12                                               445,000            424,975
7.50% Sr. Nts., 6/15/11                                                     800,000            812,000
------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                     600,000            645,000
------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                        592,683            601,573
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                         800,000            864,000
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                              500,000            537,500
------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                         1,000,000            990,000
                                                                                          ------------
                                                                                             8,665,548
------------------------------------------------------------------------------------------------------
MARINE--0.3%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                  1,000,000          1,140,000
------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg.
Nts., 6/30/07 2,3                                                           361,000            386,721
------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1,2                     700,000              3,920
                                                                                          ------------
                                                                                             1,530,641
------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09             500,000            526,250
------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                 300,000            279,000
7.50% Sr. Unsec. Nts., 11/1/13                                              928,000            907,120
9.625% Sr. Nts., 12/1/12                                                    600,000            654,000
                                                                                          ------------
                                                                                             2,366,370
------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                           4,000,000          3,730,000
------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                         600,000            645,750
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.6%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                    3,700,000          3,256,000
------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2      1,150,000            649,750
                                                                                          ------------
                                                                                             3,905,750
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                       700,000            738,500
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14             2,700,000          2,700,000
------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9% Sr. Unsec. Sub. Nts.,
8/1/14                                                                      875,000            855,313
------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Unsec. Sub. Nts., 3/1/13                           920,000            878,600
------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts.,
12/15/13                                                                  1,000,000            925,000
                                                                                          ------------
                                                                                             5,358,913


10                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,2 [EUR]            846,550       $      2,544
------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,2            240,208                 --
------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,2 [EUR]                   1,000,000                 --
                                                                                          ------------
                                                                                                 2,544
------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 3                 1,300,000          1,365,000
------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                  1,000,000          1,052,500
------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                                         1,530,000          1,593,113
10.25% Sr. Sub. Nts., 8/15/15 3                                           1,390,000          1,414,325
                                                                                          ------------
                                                                                             5,424,938
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12              3,050,000          3,141,500
------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08               1,231,000          1,160,218
------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14            1,100,000          1,177,000
                                                                                          ------------
                                                                                             5,478,718
------------------------------------------------------------------------------------------------------
MATERIALS--10.3%
------------------------------------------------------------------------------------------------------
CHEMICALS--3.4%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                250,000            167,500
------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                    335,000            365,150
------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                     800,000            915,000
------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                              400,000            418,000
10.125% Sr. Unsec. Nts., 9/1/08                                              57,000             61,560
10.625% Sr. Unsec. Nts., 5/1/11                                           1,400,000          1,533,000
------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                   62,000             76,843
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                      1,645,000          1,700,519
------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 3                                            2,200,000          2,117,500
9.875% Sr. Nts., 3/1/09                                                   2,000,000          2,122,500
------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 4                                           332,000            380,970
11.625% Sr. Unsec. Nts., 10/15/10                                            37,000             42,458
------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                       3,000              3,064
10.875% Sr. Unsec. Nts., 8/1/13                                              57,000             67,545
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                    11,000             12,485
------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 3                           1,000,000          1,027,500
------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                       500,000            541,875
------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                         300,000            318,750
------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 5         750,000            515,625
------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                    57,000             59,993
9.50% Sr. Sec. Nts., 12/15/08                                               100,000            105,250
9.625% Sr. Sec. Nts., Series A, 5/1/07                                    1,000,000          1,055,000
10.50% Sr. Sec. Nts., 6/1/13                                                800,000            908,000
11.125% Sr. Sec. Nts., 7/15/12                                              300,000            336,000
------------------------------------------------------------------------------------------------------


11                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08           $   711,000       $    767,880
------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                           319,909            337,504
------------------------------------------------------------------------------------------------------
PolyOne Corp., 10.625% Sr. Unsec. Nts., 5/15/10                             957,000            990,495
------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:                                        450,000            465,750
8% Sr. Sec. Nts., 12/15/09
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                       300,000            320,250
------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                   390,000            414,375
------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:                                           400,000            390,000
7.50% Sr. Sub. Nts., 11/15/14 3
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                       291,000            318,645
------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,7                   409,135            407,089
------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                            260,000            281,450
                                                                                          ------------
                                                                                            19,545,525
------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5                    1,420,000            802,300
------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.8%
Crown Euro Holdings SA, 9.50% Sr. Sec. Nts., 3/1/11                         900,000            990,000
------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                             350,000            350,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                       600,000            579,000
------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                   1,000,000            985,000
9.50% Sr. Sub. Nts., 8/15/13                                                700,000            661,500
------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                        350,000            316,750
8.25% Sr. Unsec. Nts., 10/1/12                                              900,000            850,500
------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                              800,000            808,000
------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                500,000            522,500
8.25% Sr. Unsec. Nts., 5/15/13                                              557,000            582,065
8.75% Sr. Sec. Nts., 11/15/12                                             1,350,000          1,464,750
8.875% Sr. Sec. Nts., 2/15/09                                             1,300,000          1,371,500
------------------------------------------------------------------------------------------------------
Pliant Corp.:
11.125% Sr. Sec. Nts., 9/1/09                                               600,000            519,000
11.625% Sr. Sec. Nts., 6/15/09 3,7                                          510,590            543,778
------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                1,050,000            934,500
------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                     750,000            716,250
9.25% Sr. Unsec. Nts., 2/1/08                                             1,000,000          1,025,000
9.75% Sr. Unsec. Nts., 2/1/11                                             1,000,000          1,020,000
------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts.,
7/15/14                                                                     300,000            268,500
------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                          290,000            311,750
------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                        1,800,000          1,485,000
                                                                                          ------------
                                                                                            16,305,343
------------------------------------------------------------------------------------------------------
METALS & MINING--2.3%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                            2,007,000          1,861,493
7.875% Sr. Unsec. Nts., 2/15/09                                             300,000            292,500
------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                      1,000,000          1,035,000
------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                       700,000            775,250
------------------------------------------------------------------------------------------------------


12                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13 1                                   $   300,000       $    333,000
------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 1                           1,364,000          1,589,060
------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                       800,000            872,000
------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 2                                                                1,000,000            977,500
------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                      900,000            999,000
------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                           200,000            214,500
------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 3                                  1,315,000          1,249,250
------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                           1,300,000          1,407,250
------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                               400,000            427,000
------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                     505,000            556,763
10.75% Sr. Nts., 8/1/08                                                     389,000            439,570
                                                                                          ------------
                                                                                            13,029,136
------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.6%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                              300,000            306,750
------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                             600,000            591,000
------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                         350,000            357,000
------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                                           2,000,000          2,155,000
8.125% Sr. Unsec. Nts., 5/15/11                                             800,000            888,000
9.375% Sr. Unsec. Nts., 2/1/13                                            1,100,000          1,232,000
------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2                1,700,000            790,500
------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,7 [EUR]                         275,261            291,951
------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                         620,000            530,100
------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                     600,000            573,000
------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts., 11/15/13 3                           747,000            642,420
------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                     700,000            448,000
8.50% Sr. Unsec. Nts., 2/1/11                                               149,000             97,968
------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,7                   432,430            423,781
                                                                                          ------------
                                                                                             9,327,470
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--11.5%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.2%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12                      500,000            527,500
------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7% Sr. Nts., 2/15/15                                 475,000            460,750
------------------------------------------------------------------------------------------------------
Citizens Communications Co.:
6.25% Sr. Nts., 1/15/13 3                                                   200,000            193,000
9.25% Sr. Nts., 5/15/11                                                     600,000            661,500
------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 3                         2,580,000          2,644,500
------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08 1            1,900,000          1,558,000
------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 4                                          2,229,000          2,251,290
7.688% Sr. Unsec. Nts., 5/1/09 4                                          1,800,000          1,872,000
------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                               1,300,000          1,378,000
------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 5         750,000            521,250
------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                   1,557,000          1,553,108
------------------------------------------------------------------------------------------------------


13                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub.
Nts., 2/15/11 4                                                         $   600,000       $    587,250
------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 4                         3,200,000          3,512,000
------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10                                       4,800,000          5,520,000
14% Sr. Sec. Sub. Nts., 12/15/14                                          3,000,000          3,652,500
------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2                                400,000                 --
------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
2/15/14                                                                   1,375,000          1,399,063
------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr.
Nts., 7/15/08                                                                50,000             50,875
------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11           1,100,000          1,138,500
------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub.
Nts., 2/15/15                                                               445,000            433,875
------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,2                1,000,000                 --
                                                                                          ------------
                                                                                            29,914,961
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.3%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                   1,300,000          1,394,250
11% Sr. Unsec. Nts., 7/31/10                                                 57,000             64,553
12.50% Sr. Unsec. Nts., 2/1/11                                              100,000            113,500
------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                   1,710,000          1,872,450
------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                              1,650,000          1,757,250
------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8         1,400,000          1,085,000
------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 4                                         3,576,000          4,045,350
9.75% Sr. Nts., 11/15/31 4                                                1,000,000          1,271,250
------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,2            1,834,000                 --
------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                          1,700,000          1,921,000
------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                470,000            497,025
------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.10% Sr. Nts., 10/15/12 3,4                                                290,000            287,463
8.875% Sr. Nts., 10/1/13                                                    369,000            370,845
------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.349% Sr. Sec. Nts., 1/15/12 4                         220,000            229,900
------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts., 7/29/15 1,7                          198,000            235,620
------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
5.95% Sr. Unsec. Nts., Series F, 3/15/14                                  1,000,000          1,025,028
7.375% Sr. Nts., Series D, 8/1/15                                         7,490,000          8,025,213
------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                     700,000            759,500
12.50% Sr. Nts., 11/15/09                                                 1,162,000          1,246,245
------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                775,000            817,625
9.75% Sr. Sub. Nts., 1/15/10                                              1,157,000          1,174,355
9.875% Sr. Nts., 2/1/10                                                   1,500,000          1,582,500
------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12           1,400,000          1,529,500
------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 5                                                1,849,000          1,687,213
------------------------------------------------------------------------------------------------------


14                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                         $ 1,222,000       $  1,170,065
------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                          1,100,000          1,226,500
------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                500,000            577,500
                                                                                          ------------
                                                                                            35,966,700
------------------------------------------------------------------------------------------------------
UTILITIES--6.8%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.0%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 3                           1,150,000          1,265,000
------------------------------------------------------------------------------------------------------
Calpine Corp., 9.349% Sr. Sec. Nts., 7/15/07 3,4                          2,906,680          2,238,144
------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                     357,000            375,743
7.75% Sr. Nts., 8/1/10                                                      400,000            432,000
------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B,
12/30/11                                                                    862,000            908,379
------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                                                      522,925            521,190
6.125% Nts., 3/25/19 3                                                      301,909            298,656
------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                       3,900,000          4,363,125
------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 2             200,000            250,500
------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                                      700,000            729,750
------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                           400,000            431,000
------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13                              1,780,000          1,904,600
------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                              1,657,000          1,806,130
9.50% Sr. Sec. Nts., 7/15/13                                              2,600,000          2,886,000
------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 1                       2,081,000          2,096,608
------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                       1,300,000          1,384,500
------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 3                              2,750,000          2,811,875
------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Sr. Unsec. Nts., Series P, 11/15/14                      4,250,000          4,055,890
                                                                                          ------------
                                                                                            28,759,090
------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                400,000            409,515
------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.7%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 1,9                              1,017,584          1,144,781
9.20% Sr. Sec. Bonds, Series B, 11/30/29 1                                  500,000            572,500
------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08          2,450,000          1,476,125
------------------------------------------------------------------------------------------------------
Consumers Energy Co., 6.375% Sr. Sec. Nts., 2/1/08                          450,000            465,322
------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                       901,000            885,233
8.75% Sr. Nts., 2/15/12                                                     424,000            462,160
10.125% Sr. Sec. Nts., 7/15/13 3                                          3,100,000          3,472,000
------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                           846,999            881,408
------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                           580,000            588,837
                                                                                          ------------
                                                                                             9,948,366
                                                                                          ------------
Total Corporate Bonds and Notes (Cost $504,050,042)                                        507,494,118


15                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.5%
------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,10                    13,764       $         --
------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 3                    885            154,322
------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,10              498                 50
------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1,10                                                                 8,000             10,000
------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,10                          342                 --
------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 10                                       3,258                391
------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 1,10             23,546             45,390
------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable,
Non-Vtg. 1,7                                                                     98            666,645
------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                          22                 37
------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 10                       245            305,638
------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1             10,000          1,472,500
                                                                                          ------------
Total Preferred Stocks (Cost $3,659,051)                                                     2,654,973
------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.4%
------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                 494              2,465
------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                                         2,645                 --
------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 10                             8,360            364,663
------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                 359             16,342
------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                                          20,660             21,900
------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                                        43,391            333,243
------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             13,000            541,710
------------------------------------------------------------------------------------------------------
Globix Corp. 10                                                              11,467             22,590
------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc. 1,10                                                    56                 --
------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                                           20,000                 --
------------------------------------------------------------------------------------------------------
Huntsman Corp. 10                                                            19,570            363,464
------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 10                                    42,107            210,535
------------------------------------------------------------------------------------------------------
iPCS, Inc. 10                                                                10,189            423,862
------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                                          1,913             67,338
------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                8,343            225,928
------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                                             8,343            214,832
------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                                            10,104            355,156
------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                     1,039             52,210
------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                     1,629             41,328
------------------------------------------------------------------------------------------------------
NTL, Inc. 10                                                                 18,902          1,262,654
------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                                     2,235             27,938
------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 10                                                        10,688            257,153
------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                                                24,040            613,020
------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,10                                                          62,829              1,257
------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,10                                                   396              9,504
------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                            20,000            360,400
------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 10                                                     76,326          1,751,682
------------------------------------------------------------------------------------------------------
Telus Corp.                                                                   1,079             43,958
------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,10                                                     7,500              8,250


16                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,10                                            2,701       $          8
------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 10                                             85,047            182,897
------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                    20,000            501,000
------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,10                                                          1,353                 27
------------------------------------------------------------------------------------------------------
XO Communications, Inc. 10                                                    2,646              6,774
                                                                                          ------------
Total Common Stocks (Cost $7,874,917)                                                        8,284,088

                                                                              Units
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 3,10                                   1,400            493,049
------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,10                                        500                  1
------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                                          600                 --
------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                               750                 --
------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,10                       1,750                 --
------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10                                     1,500                 --
------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,10                            475                  5
------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp.5/16/06 1,10                                                             10,561                475
Exp.5/16/06 1,10                                                                 16                 --
------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1,10                      5,148                 --
------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                                              750                 --
------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,10                       800                 --
------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,10                       800                 --
------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 10                                         7,220                 58
------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                                          1,000                 --
------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                  20,000              8,000
------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 10                                 647                326
------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 1,10                        5,300              1,855
------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 1,10                        3,975                954
------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 1,10                        3,975                875
                                                                                          ------------
Total Rights, Warrants and Certificates (Cost $97,702)                                         505,598

                                                                          Principal
                                                                             Amount
------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.8%
------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-4, 10.50%, 12/29/09, 3,11                                      $ 1,450,000          1,429,156
Series 4-T1, 8.25%, 6/29/10 3,11                                          9,553,500          9,505,733
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2005-1, 7.651%, 6/15/15 1,11                           5,053,919          5,240,712
                                                                                          ------------
Total Structured Notes (Cost $16,489,442)                                                   16,175,601


17                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.5%
------------------------------------------------------------------------------------------------------
Undivided interest of 5.05% in joint repurchase agreement
(Principal Amount/Value $400,132,000, with a maturity value of
$400,240,369) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 3.25%, dated 9/30/05, to be repurchased at
$20,197,469 on 10/3/05, collateralized by U.S. Treasury Bonds,
7.50%--8.875%, 11/15/16--11/15/21, with a value of $408,618,137
(Cost $20,192,000)                                                      $20,192,000       $ 20,192,000
------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $553,863,154)                                96.7%       556,603,878
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                 3.3         19,013,676
                                                                        ------------------------------
Net Assets                                                                    100.0%      $575,617,554
                                                                        ==============================

Footnotes to Statement of Investments

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

EUR        Euro

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $20,091,545, which represents 3.49% of the Fund's net assets, of which $1,257 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

2. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $75,532,009 or 13.12% of the Fund's net assets as of September 30, 2005.

4. Represents the current interest rate for a variable or increasing rate security.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,046,250. See accompanying Notes to Quarterly Statement of Investments.

10. Non-income producing security.

11. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   554,881,671
                                              ===============

Gross unrealized appreciation                 $    20,828,621
Gross unrealized (depreciation)                   (19,106,414)
                                              ---------------
Net unrealized appreciation                   $     1,722,207
                                              ===============



18                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the


19                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2005, the market value of these securities comprised 2.8% of the Fund's net assets and resulted in unrealized cumulative losses of $313,841.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $5,080,000 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $6,993,860, representing 1.22% of the Fund's net assets, were in default.


20                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value


21                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2005, the Fund had outstanding futures contracts as follows:

                               EXPIRATION       NUMBER OF           VALUATION AS OF        UNREALIZED
CONTRACT DESCRIPTION                 DATE       CONTRACTS        SEPTEMBER 30, 2005      APPRECIATION
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
NASDAQ 100 Index                 12/15/05              10                $1,614,000            $1,413

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable


22                                               Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                           ACQUISITION                           VALUATION AS OF           UNREALIZED
SECURITY                         DATES            COST        SEPTEMBER 30, 2005         DEPRECIATION
-----------------------------------------------------------------------------------------------------
Prandium, Inc.         3/19/99-7/19/02        $738,000                    $1,257             $736,743


23                                               Oppenheimer High Income Fund/VA



Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS   September 30, 2005/Unaudited
-------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.6%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
Autoliv, Inc.                                                                 2,200     $       95,700
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co. 1                                                            414,415          4,086,132
-------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                        11,000            532,840
                                                                                        ---------------
                                                                                             4,618,972
-------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                            11,500            493,350
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
CBRL Group, Inc. 1                                                            5,200            175,032
-------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1,2                                                   9,100            289,016
-------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc. 1                                           2,900            187,456
-------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 1                                                       8,700            114,666
-------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc. 1                                                   26,900            816,953
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                          25,000            558,000
-------------------------------------------------------------------------------------------------------
International Game Technology                                                23,800            642,600
-------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1,2                                               1,000             21,380
-------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                                                     4,300            128,613
-------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                          46,400          2,923,200
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                            137,850          4,616,597
-------------------------------------------------------------------------------------------------------
MGM Mirage, Inc. 1,2                                                        107,300          4,696,521
-------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 2                                                 13,300            413,763
-------------------------------------------------------------------------------------------------------
Starbucks Corp. 2                                                             2,700            135,270
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                    39,900          2,281,083
-------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                  12,000            541,800
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                            80,000          3,872,800
                                                                                        ---------------
                                                                                            22,414,750
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
American Greetings Corp., Cl. A 1                                            11,700            320,580
-------------------------------------------------------------------------------------------------------
Black & Decker Corp. 1                                                        5,600            459,704
-------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 1,2                                                      930             33,740
-------------------------------------------------------------------------------------------------------
Centex Corp. 1                                                                8,200            529,556
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                            89,799          3,252,520
-------------------------------------------------------------------------------------------------------
KB Home 1                                                                     5,900            431,880
-------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                          24,700          1,476,072
-------------------------------------------------------------------------------------------------------
MDC Holdings, Inc. 1                                                          4,200            331,338
-------------------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                                   800            707,960
-------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                            17,600            755,392
-------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The) 1                                                   13,400            916,828
-------------------------------------------------------------------------------------------------------
Standard Pacific Corp. 1                                                      6,600            273,966
-------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1,2                                                       8,000            357,360
-------------------------------------------------------------------------------------------------------
Tupperware Corp. 1                                                            7,200            164,016
-------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                               4,800            363,696
                                                                                        ---------------
                                                                                            10,374,608


1                                                Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.0%
eBay, Inc. 2                                                                 16,100     $      663,320
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co. 1                                                          19,300            469,569
-------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                                               10,800            192,996
-------------------------------------------------------------------------------------------------------
Nautilus, Inc. 1                                                             11,300            249,391
                                                                                        ---------------
                                                                                               911,956
-------------------------------------------------------------------------------------------------------
MEDIA--2.0%
Arbitron, Inc. 1                                                              2,700            107,568
-------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 1                                                    2,800             63,672
-------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 2                                                      185,215          5,441,617
-------------------------------------------------------------------------------------------------------
Discovery Holding Co., Cl. A 2                                                5,100             73,644
-------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                            10,100            695,183
-------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1,2                                                        4,200            361,368
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 2                                                 82,000            660,100
-------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                 65,800          3,161,032
-------------------------------------------------------------------------------------------------------
NTL, Inc. 1,2                                                                   900             60,120
-------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 2                                                        1,600            101,216
-------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                           688,900         12,475,979
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                         187,846          6,200,796
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                       145,000          3,498,850
                                                                                        ---------------
                                                                                            32,901,145
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Dillard's, Inc., Cl. A 1                                                     14,800            309,024
-------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                            72,200          4,828,014
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                          95,300          4,519,126
-------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                              80,700          2,769,624
-------------------------------------------------------------------------------------------------------
Target Corp.                                                                185,900          9,653,787
                                                                                        ---------------
                                                                                            22,079,575
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.3%
Abercrombie & Fitch Co., Cl. A                                                6,500            324,025
-------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1,2                                                 16,350            632,418
-------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                              27,200            640,016
-------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1,2                                                         28,000            559,160
-------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                        8,200            309,140
-------------------------------------------------------------------------------------------------------
bebe stores, inc. 1                                                           2,975             52,063
-------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 2                                                    75,800          3,045,644
-------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                           72,700          3,164,631
-------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                                     50,056            224,251
-------------------------------------------------------------------------------------------------------
Borders Group, Inc. 1                                                         8,000            177,360
-------------------------------------------------------------------------------------------------------
Building Materials Holding Corp. 1                                            3,000            279,570
-------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                                      5,300            188,892
-------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                 34,000            583,440
-------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1,2                                       6,800            427,312
-------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                             125,600          2,189,208
-------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                            319,300         12,178,102
-------------------------------------------------------------------------------------------------------


2                                                Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Limited Brands, Inc.                                                          3,800     $       77,634
-------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                            94,800          6,105,120
-------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 2                                                13,500            360,450
-------------------------------------------------------------------------------------------------------
Michaels Stores, Inc. 1                                                      23,400            773,604
-------------------------------------------------------------------------------------------------------
Movie Gallery, Inc. 1                                                         7,900             82,081
-------------------------------------------------------------------------------------------------------
Office Depot, Inc. 2                                                         20,100            596,970
-------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1,2                                      11,500            246,560
-------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                          5,200            229,164
-------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                91,750          1,956,110
-------------------------------------------------------------------------------------------------------
Tiffany & Co. 1                                                              11,300            449,401
-------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                         84,900          1,738,752
-------------------------------------------------------------------------------------------------------
Too, Inc. 1,2                                                                 6,900            189,267
-------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc. 1,2                                       4,600            237,268
-------------------------------------------------------------------------------------------------------
Zale Corp. 1,2                                                               10,600            288,108
                                                                                        ---------------
                                                                                            38,305,721
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Coach, Inc. 2                                                                74,300          2,330,048
-------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                            10,400            849,472
-------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1,2                                                    18,000            608,040
                                                                                        ---------------
                                                                                             3,787,560
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.0%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.9%
Anheuser-Busch Cos., Inc. 1                                                  35,400          1,523,616
-------------------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                                     1,900            113,126
-------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                         326,200         14,088,578
-------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                  10,500            204,750
-------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                             39,700          1,133,435
-------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                               262,650         14,894,882
                                                                                        ---------------
                                                                                            31,958,387
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
7-Eleven, Inc. 2                                                              8,600            306,246
-------------------------------------------------------------------------------------------------------
Albertson's, Inc. 1                                                          24,900            638,685
-------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                       27,100          1,167,739
-------------------------------------------------------------------------------------------------------
Kroger Co. (The) 2                                                           92,000          1,894,280
-------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc. 1                                                     6,900            295,941
-------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                79,700          2,040,320
-------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                              21,100            656,632
-------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                  11,900            373,303
-------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       286,300         12,545,666
-------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                 94,800          4,119,060
-------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.                                                        500             67,225
                                                                                        ---------------
                                                                                            24,105,097
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-Midland Co.                                                  242,300          5,975,118
-------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                             3,700            110,075
-------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc. 1                                        12,300            343,785
-------------------------------------------------------------------------------------------------------


3                                                Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Dean Foods Co. 1,2                                                            4,800     $      186,528
-------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                          74,100          3,571,620
-------------------------------------------------------------------------------------------------------
Hershey Co. (The)                                                            56,800          3,198,408
-------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                   4,500            207,585
-------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 1                                               17,800            647,920
-------------------------------------------------------------------------------------------------------
Sara Lee Corp. 1                                                             15,400            291,830
-------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc. 2                                                         960             25,805
                                                                                        ---------------
                                                                                            14,558,674
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Colgate-Palmolive Co.                                                        33,000          1,742,070
-------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1,2                                                 14,900            844,830
-------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                         51,000          3,036,030
-------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                  258,200         15,352,572
                                                                                        ---------------
                                                                                            20,975,502
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Avon Products, Inc.                                                          23,400            631,800
-------------------------------------------------------------------------------------------------------
Gillette Co.                                                                239,400         13,933,080
                                                                                        ---------------
                                                                                            14,564,880
-------------------------------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                                          324,100         23,889,411
-------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group 1                                                  7,300            289,299
-------------------------------------------------------------------------------------------------------
Reynolds American, Inc. 1                                                    34,300          2,847,586
                                                                                        ---------------
                                                                                            27,026,296
-------------------------------------------------------------------------------------------------------
ENERGY--13.3%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Baker Hughes, Inc.                                                           25,000          1,492,000
-------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1,2                                             10,100            640,441
-------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc. 1                                            14,200            869,750
-------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. 1                                                        12,500            570,250
-------------------------------------------------------------------------------------------------------
Halliburton Co.                                                               9,500            650,940
-------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc. 1                                                    13,700            827,343
-------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 2                                                   15,200            748,036
-------------------------------------------------------------------------------------------------------
Transocean, Inc. 1,2                                                         49,600          3,040,976
-------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2                                      1,200             47,724
                                                                                        ---------------
                                                                                             8,887,460
-------------------------------------------------------------------------------------------------------
OIL & GAS--12.8%
Amerada Hess Corp. 1                                                         24,300          3,341,250
-------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                     78,000          7,468,500
-------------------------------------------------------------------------------------------------------
Apache Corp.                                                                 75,900          5,709,198
-------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                  123,600         10,051,152
-------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A 1                                                2,900            146,479
-------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                              59,600          2,691,613
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. 1                                                    70,300          2,688,975
-------------------------------------------------------------------------------------------------------
Chevron Corp.                                                               412,526         26,702,808
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                              262,442         18,347,320
-------------------------------------------------------------------------------------------------------


4                                                Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
CONSOL Energy, Inc. 1                                                         6,500     $      495,755
-------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                          122,700          8,422,128
-------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                          77,100          5,774,790
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         1,104,716         70,193,655
-------------------------------------------------------------------------------------------------------
Forest Oil Corp. 2                                                            6,000            312,600
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp. 1                                                         10,300            456,805
-------------------------------------------------------------------------------------------------------
Holly Corp.                                                                   4,400            281,512
-------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1,2                                                   5,300            356,425
-------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                             48,323          4,692,647
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                          23,200          2,230,912
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                          104,500          7,203,185
-------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                             31,300          1,560,931
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1,2                                                 16,900            829,790
-------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                           14,200            665,980
-------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                   91,500          7,816,845
-------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 2                                           150,500          4,427,613
-------------------------------------------------------------------------------------------------------
Peabody Energy Corp. 1                                                        2,900            244,615
-------------------------------------------------------------------------------------------------------
Pogo Producing Co. 1                                                          6,700            394,898
-------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1,2                                                 1,600             66,400
-------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 1                                             2,900            106,140
-------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1,2                                                        1,900            115,976
-------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                 21,500          1,681,300
-------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                          6,900            315,675
-------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                        59,300          2,901,492
-------------------------------------------------------------------------------------------------------
Tesoro Corp. 1                                                               13,800            927,912
-------------------------------------------------------------------------------------------------------
Trilogy Energy Trust                                                         55,000          1,320,000
-------------------------------------------------------------------------------------------------------
Valero Energy Corp. 1                                                        55,905          6,320,619
-------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc. 1                                                    16,300            744,258
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                   154,100          3,860,205
                                                                                        ---------------
                                                                                           211,868,358
-------------------------------------------------------------------------------------------------------
FINANCIALS--22.6%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Bank of New York Co., Inc. (The)                                             69,300          2,038,113
-------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                       15,100            482,747
-------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                         12,500            631,875
                                                                                        ---------------
                                                                                             3,152,735
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.5%
AmSouth Bancorp 1                                                            26,800            676,968
-------------------------------------------------------------------------------------------------------
Astoria Financial Corp. 1                                                    22,450            593,129
-------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                       767,602         32,316,044
-------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                   77,300          3,018,565
-------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                               44,700          2,632,830
-------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                      8,100            371,223
-------------------------------------------------------------------------------------------------------
Downey Financial Corp. 1                                                      4,300            261,870
-------------------------------------------------------------------------------------------------------
Fifth Third Bancorp 1                                                        35,800          1,314,934
-------------------------------------------------------------------------------------------------------
Golden West Financial Corp. 1                                                36,700          2,179,613
-------------------------------------------------------------------------------------------------------


5                                                Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Hibernia Corp., Cl. A                                                        19,100     $      573,764
-------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                                   6,800            152,796
-------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc. 1                                            21,200            839,096
-------------------------------------------------------------------------------------------------------
KeyCorp 1                                                                   150,300          4,847,175
-------------------------------------------------------------------------------------------------------
M&T Bank Corp. 1                                                             37,800          3,995,838
-------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp. 1                                                    37,300          1,622,923
-------------------------------------------------------------------------------------------------------
National City Corp.                                                         135,300          4,524,432
-------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                           71,900          4,171,638
-------------------------------------------------------------------------------------------------------
Regions Financial Corp. 1                                                    73,305          2,281,252
-------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US 1                                        1,650             37,208
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                         71,200          4,944,840
-------------------------------------------------------------------------------------------------------
SVB Financial Group 1,2                                                       6,200            301,568
-------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank (The)                                                   8,087            398,851
-------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                448,070         12,581,806
-------------------------------------------------------------------------------------------------------
UnionBanCal Corp. 1                                                          22,300          1,554,756
-------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                              351,800         16,742,162
-------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                     143,000          5,608,460
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                           250,700         14,683,499
-------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                14,800          1,053,908
                                                                                        ---------------
                                                                                           124,281,148
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.8%
American Capital Strategies Ltd. 1                                           22,500            824,850
-------------------------------------------------------------------------------------------------------
American Express Co.                                                        134,000          7,696,960
-------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                                        36,500            871,255
-------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                48,000          5,268,000
-------------------------------------------------------------------------------------------------------
Capital One Financial Corp. 1                                                57,100          4,540,592
-------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                              25,200          1,138,536
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                             875,288         39,843,110
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                     51,900          4,357,524
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                              54,400          6,613,952
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        555,944         18,863,180
-------------------------------------------------------------------------------------------------------
Legg Mason, Inc. 1                                                            7,850            861,067
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                               76,300          8,887,424
-------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                  175,300          4,319,392
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                   207,500         12,730,125
-------------------------------------------------------------------------------------------------------
Moody's Corp. 1                                                              40,800          2,084,064
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                              218,400         11,780,496
-------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The) 1                                     118,000          5,589,660
-------------------------------------------------------------------------------------------------------
Providian Financial Corp. 2                                                  18,300            323,544
-------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                      394,100          5,686,863
-------------------------------------------------------------------------------------------------------
SLM Corp.                                                                    55,500          2,977,020
                                                                                        ---------------
                                                                                           145,257,614
-------------------------------------------------------------------------------------------------------
INSURANCE--5.1%
ACE Ltd.                                                                     47,400          2,231,118
-------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                  30,500          1,381,650
-------------------------------------------------------------------------------------------------------
Allstate Corp.                                                              161,800          8,945,922
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                          350,440         21,713,262
-------------------------------------------------------------------------------------------------------


6                                                Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
AmerUs Group Co. 1                                                           15,100     $      866,287
-------------------------------------------------------------------------------------------------------
Aon Corp.                                                                    11,700            375,336
-------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                               16,900            643,214
-------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                          8,500            335,580
-------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                  63,900          5,722,245
-------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                    1,903             79,717
-------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc. 1                                          29,659          1,320,419
-------------------------------------------------------------------------------------------------------
First American Corp. (The) 1                                                 23,400          1,068,678
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                77,800          6,003,826
-------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc. 1                                               16,500            470,745
-------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp. 1                                                       3,900            199,563
-------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 1                                           8,600            555,990
-------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                        6,800            353,736
-------------------------------------------------------------------------------------------------------
Loews Corp.                                                                  53,500          4,943,935
-------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                   8,800            267,432
-------------------------------------------------------------------------------------------------------
MBIA, Inc. 1                                                                 10,400            630,448
-------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                               127,900          6,373,257
-------------------------------------------------------------------------------------------------------
Old Republic International Corp. 1                                           11,400            304,038
-------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                       2,500            160,125
-------------------------------------------------------------------------------------------------------
Progressive Corp. 1                                                          42,600          4,463,202
-------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                         4,700            193,546
-------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                  104,400          7,053,264
-------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                 23,100          1,233,078
-------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                         135,000          6,057,450
-------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc. 1                                              5,700            479,940
-------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1,2                                        4,800            109,152
                                                                                        ---------------
                                                                                            84,536,155
-------------------------------------------------------------------------------------------------------
REAL ESTATE--0.0%
CB Richard Ellis Group, Inc., Cl. A 1,2                                       5,800            285,360
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Countrywide Financial Corp.                                                 117,498          3,875,084
-------------------------------------------------------------------------------------------------------
Fannie Mae                                                                  132,300          5,929,686
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                                 102,500          5,787,150
-------------------------------------------------------------------------------------------------------
Fremont General Corp. 1                                                      11,300            246,679
-------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                         6,600            423,720
-------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 1                                                       5,300            211,311
-------------------------------------------------------------------------------------------------------
Radian Group, Inc. 1                                                          7,100            377,010
                                                                                        ---------------
                                                                                            16,850,640
-------------------------------------------------------------------------------------------------------
HEALTH CARE--13.3%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Amgen, Inc. 2                                                               143,100         11,400,777
-------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                       35,100            815,724
-------------------------------------------------------------------------------------------------------
Genentech, Inc. 2                                                            36,500          3,073,665
-------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 2                                                      35,400          1,726,104
-------------------------------------------------------------------------------------------------------
Invitrogen Corp. 2                                                            4,100            308,443
-------------------------------------------------------------------------------------------------------


7                                                Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
Wyeth                                                                       201,000     $    9,300,270
                                                                                        ---------------
                                                                                            26,624,983
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Bausch & Lomb, Inc.                                                           4,000            322,720
-------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                   90,700          3,616,209
-------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                      88,200          4,624,326
-------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 2                                                    68,400          1,598,508
-------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1,2                                                6,400            284,224
-------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                32,800          2,259,592
-------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                                         3,800            180,614
-------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                             177,000          9,490,740
-------------------------------------------------------------------------------------------------------
Mentor Corp. 1                                                                4,200            231,042
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1,2                                                     5,000            154,500
                                                                                        ---------------
                                                                                            22,762,475
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Aetna, Inc.                                                                  53,800          4,634,332
-------------------------------------------------------------------------------------------------------
American Healthways, Inc. 1,2                                                 8,600            364,640
-------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp. 1                                                     9,800            757,540
-------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1,2                                                 7,200             88,200
-------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                        28,600          1,814,384
-------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 2                                                          60,600          3,025,758
-------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                  50,700          5,975,502
-------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1,2                                            4,000            155,240
-------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1,2                                                    12,600            783,720
-------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                  5,100            205,632
-------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                   138,900          6,656,088
-------------------------------------------------------------------------------------------------------
Health Net, Inc. 1,2                                                          9,700            459,004
-------------------------------------------------------------------------------------------------------
Humana, Inc. 2                                                               22,900          1,096,452
-------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                                                 10,300            306,940
-------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 1                                                            8,800            326,656
-------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1,2                                                   13,100            537,755
-------------------------------------------------------------------------------------------------------
McKesson Corp.                                                              102,200          4,849,390
-------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 2                                               79,281          4,346,977
-------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 2                                            11,000            877,580
-------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                                             4,600            353,372
-------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc. 1                                                    58,300          2,946,482
-------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                                              4,600            316,802
-------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                               3,100            206,894
-------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1,2                                                     9,900            448,173
-------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                    284,648         15,997,218
-------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1,2                                                          3,600             91,872
-------------------------------------------------------------------------------------------------------
WellChoice, Inc. 2                                                            8,500            645,150
-------------------------------------------------------------------------------------------------------
WellPoint, Inc. 2                                                            95,200          7,218,064
                                                                                        ---------------
                                                                                            65,485,817


8                                                Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.4%
Abbott Laboratories                                                         221,400     $    9,387,360
-------------------------------------------------------------------------------------------------------
Allergan, Inc. 1                                                             39,400          3,609,828
-------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1,2                                               19,900          1,092,908
-------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                    255,300          6,142,518
-------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                              71,100          3,805,272
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                           548,606         34,715,788
-------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 1                                        10,200            332,112
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                           572,900         15,588,609
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                              1,237,800         30,907,866
                                                                                        ---------------
                                                                                           105,582,261
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.7%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.6%
Boeing Co.                                                                  160,300         10,892,385
-------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                       32,400          3,873,420
-------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                               15,600            691,704
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                52,600          1,972,500
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        96,100          5,865,944
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                      108,000          5,869,800
-------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                    22,600          1,200,060
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                 88,000          3,345,760
-------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                       15,100            729,632
-------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                   177,400          9,196,416
                                                                                        ---------------
                                                                                            43,637,621
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
FedEx Corp.                                                                  40,800          3,554,904
-------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                           15,100          1,043,863
                                                                                        ---------------
                                                                                             4,598,767
-------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
Alaska Air Group, Inc. 1,2                                                    9,100            264,446
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
American Standard Cos., Inc.                                                 30,200          1,405,810
-------------------------------------------------------------------------------------------------------
Masco Corp.                                                                  74,000          2,270,320
-------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                12,500            859,000
                                                                                        ---------------
                                                                                             4,535,130
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Apollo Group, Inc., Cl. A 1,2                                                 8,800            584,232
-------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                86,500          1,785,360
-------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. 1                                               1,600            124,768
-------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                  16,900            626,483
-------------------------------------------------------------------------------------------------------
Equifax, Inc. 1                                                              10,500            366,870
-------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                                         3,500             89,775
-------------------------------------------------------------------------------------------------------
PHH Corp. 1,2                                                                 5,680            155,973
-------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                            6,600            275,484
-------------------------------------------------------------------------------------------------------
Republic Services, Inc. 1                                                    18,800            663,452
-------------------------------------------------------------------------------------------------------
Robert Half International, Inc. 1                                             4,900            174,391
-------------------------------------------------------------------------------------------------------


9                                                Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Waste Management, Inc.                                                       59,300     $    1,696,573
                                                                                        ---------------
                                                                                             6,543,361
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Washington Group International, Inc. 1,2                                      5,400            291,006
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Emerson Electric Co.                                                         34,200          2,455,560
-------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                    11,300            597,770
-------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 2                                                        3,600            123,876
                                                                                        ---------------
                                                                                             3,177,206
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.1%
3M Co.                                                                      153,900         11,290,104
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                      1,561,900         52,589,173
-------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                38,300          2,746,876
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                      50,300          1,400,855
                                                                                        ---------------
                                                                                            68,027,008
-------------------------------------------------------------------------------------------------------
MACHINERY--1.0%
Caterpillar, Inc.                                                           127,000          7,461,250
-------------------------------------------------------------------------------------------------------
Cummins, Inc. 1                                                               4,000            351,960
-------------------------------------------------------------------------------------------------------
Deere & Co.                                                                  11,000            673,200
-------------------------------------------------------------------------------------------------------
Flowserve Corp. 1,2                                                           7,400            268,990
-------------------------------------------------------------------------------------------------------
Harsco Corp. 1                                                                3,200            209,824
-------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                    60,200          2,301,446
-------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                         10,000          1,136,000
-------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                              9,700            489,462
-------------------------------------------------------------------------------------------------------
Mueller Industries, Inc. 1                                                    2,900             80,533
-------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                                 29,250          1,985,783
-------------------------------------------------------------------------------------------------------
Pall Corp. 1                                                                  3,400             93,500
-------------------------------------------------------------------------------------------------------
SPX Corp. 1                                                                   7,100            326,245
-------------------------------------------------------------------------------------------------------
Terex Corp. 2                                                                 4,000            197,720
-------------------------------------------------------------------------------------------------------
Toro Co. (The) 1                                                             19,300            709,468
                                                                                        ---------------
                                                                                            16,285,381
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.8%
Burlington Northern Santa Fe Corp.                                           98,000          5,860,400
-------------------------------------------------------------------------------------------------------
CNF Transportation, Inc. 1                                                   13,200            693,000
-------------------------------------------------------------------------------------------------------
CSX Corp.                                                                    55,100          2,561,048
-------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                  17,800            430,226
-------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                       82,000          3,325,920
-------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1,2                                           11,700            207,090
-------------------------------------------------------------------------------------------------------
Yellow Roadway Corp. 1,2                                                      5,731            237,378
                                                                                        ---------------
                                                                                            13,315,062
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
GATX Corp. 1                                                                  9,000            355,950
-------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1,2                                                 9,800            331,926
                                                                                        ---------------
                                                                                               687,876


10                                               Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.4%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
ADTRAN, Inc. 1                                                                7,500     $      236,250
-------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1,2                                     94,000            383,520
-------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 2                                                     1,152,300         20,660,739
-------------------------------------------------------------------------------------------------------
Corning, Inc. 2                                                             140,600          2,717,798
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                              481,600         10,638,544
-------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              108,800          4,868,800
                                                                                        ---------------
                                                                                            39,505,651
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.0%
Apple Computer, Inc. 2                                                      212,700         11,402,847
-------------------------------------------------------------------------------------------------------
Dell, Inc. 2                                                                595,000         20,349,000
-------------------------------------------------------------------------------------------------------
EMC Corp. 2                                                                 303,400          3,925,996
-------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                         380,800         11,119,360
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                       226,000         18,129,720
-------------------------------------------------------------------------------------------------------
NCR Corp. 2                                                                  27,300            871,143
-------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                                3,400             96,322
-------------------------------------------------------------------------------------------------------
Western Digital Corp. 1,2                                                    72,100            932,253
                                                                                        ---------------
                                                                                            66,826,641
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc. 2                                                 29,000            949,750
-------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                        26,500          1,069,010
                                                                                        ---------------
                                                                                             2,018,760
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
EarthLink, Inc. 1,2                                                          49,500            529,650
-------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                                        25,200          7,974,792
-------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                                          14,300            343,343
-------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                        40,100            555,385
-------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                            7,900            404,559
-------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 2                                                              126,700          4,287,528
                                                                                        ---------------
                                                                                            14,095,257
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
Automatic Data Processing, Inc.                                               8,100            348,624
-------------------------------------------------------------------------------------------------------
Ceridian Corp. 2                                                              4,100             85,075
-------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1,2                                           1,300             28,223
-------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp. 1                                              73,500          1,649,340
-------------------------------------------------------------------------------------------------------
First Data Corp.                                                             54,700          2,188,000
-------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1,2                                                             12,800            587,136
-------------------------------------------------------------------------------------------------------
Global Payments, Inc. 1                                                       1,500            116,580
-------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                12,300            456,084
                                                                                        ---------------
                                                                                             5,459,062
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
Applied Materials, Inc.                                                     201,400          3,415,744
-------------------------------------------------------------------------------------------------------
ATMI, Inc. 1,2                                                                2,000             62,000
-------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 2                                                      25,400          1,191,514
-------------------------------------------------------------------------------------------------------


11                                               Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Cymer, Inc. 1,2                                                               3,300     $      103,356
-------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 2                                       18,043            425,454
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                               1,288,900         31,771,385
-------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A 1                                                      11,000            239,580
-------------------------------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                                            1,200             58,512
-------------------------------------------------------------------------------------------------------
LSI Logic Corp. 2                                                            34,700            341,795
-------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1,2                                          44,300          1,009,597
-------------------------------------------------------------------------------------------------------
Micrel, Inc. 1,2                                                             15,100            169,573
-------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                 24,300            639,090
-------------------------------------------------------------------------------------------------------
NVIDIA Corp. 2                                                                1,900             65,132
-------------------------------------------------------------------------------------------------------
Photronics, Inc. 1,2                                                          6,400            124,160
-------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                     447,500         15,170,250
                                                                                        ---------------
                                                                                            54,787,142
-------------------------------------------------------------------------------------------------------
SOFTWARE--3.4%
Activision, Inc. 1,2                                                         16,100            329,245
-------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                8,600            399,384
-------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1,2                                              1,900             30,704
-------------------------------------------------------------------------------------------------------
Compuware Corp. 2                                                            36,300            344,850
-------------------------------------------------------------------------------------------------------
Fair Isaac Corp. 1                                                            3,800            170,240
-------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1,2                                                  1,500             72,975
-------------------------------------------------------------------------------------------------------
McAfee, Inc. 1,2                                                             24,100            757,222
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           1,597,500         41,103,675
-------------------------------------------------------------------------------------------------------
Oracle Corp. 2                                                              893,700         11,072,943
-------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 2                                                53,700            374,289
-------------------------------------------------------------------------------------------------------
Symantec Corp. 2                                                             68,242          1,546,364
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1,2                                                           52,400            990,360
                                                                                        ---------------
                                                                                            57,192,251
-------------------------------------------------------------------------------------------------------
MATERIALS--2.1%
-------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Agrium, Inc.                                                                 22,600            496,522
-------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                               36,900          2,034,666
-------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                 5,600            309,344
-------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                            134,900          5,621,283
-------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                146,800          5,750,156
-------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                         13,000            610,610
-------------------------------------------------------------------------------------------------------
Engelhard Corp. 1                                                             8,600            240,026
-------------------------------------------------------------------------------------------------------
FMC Corp. 2                                                                  11,200            640,864
-------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                 20,400          1,280,100
-------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                         50,900          3,012,771
-------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                10,500            503,265
-------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                              76,400          3,142,332
-------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                           3,400             76,024
                                                                                        ---------------
                                                                                            23,717,963
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc. 1                                                       2,200            267,014
-------------------------------------------------------------------------------------------------------


12                                               Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS CONTINUED
Eagle Materials, Inc., Cl. B 1                                                7,543     $      872,725
-------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                               7,700            604,142
-------------------------------------------------------------------------------------------------------
Vulcan Materials Co. 1                                                        7,000            519,470
                                                                                        ---------------
                                                                                             2,263,351
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Crown Holdings, Inc. 2                                                       28,800            459,072
-------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 2                                                       42,600            878,412
-------------------------------------------------------------------------------------------------------
Pactiv Corp. 2                                                                3,700             64,824
                                                                                        ---------------
                                                                                             1,402,308
-------------------------------------------------------------------------------------------------------
METALS & MINING--0.4%
Alcoa, Inc.                                                                   4,900            119,658
-------------------------------------------------------------------------------------------------------
Carpenter Technology Corp. 1                                                  7,300            427,853
-------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B 1                                 2,400            116,616
-------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                  19,200          1,132,608
-------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                           29,300          3,806,949
-------------------------------------------------------------------------------------------------------
Quanex Corp. 1                                                                6,400            423,808
-------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 1                                               4,400            232,892
                                                                                        ---------------
                                                                                             6,260,384
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Louisiana-Pacific Corp.                                                      16,600            459,654
-------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                6,000            312,720
-------------------------------------------------------------------------------------------------------
Weyerhaeuser Co. 1                                                            3,400            233,750
                                                                                        ---------------
                                                                                             1,006,124
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
Alltel Corp.                                                                 49,600          3,229,456
-------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                             254,100          6,682,830
-------------------------------------------------------------------------------------------------------
CenturyTel, Inc. 1                                                           32,400          1,133,352
-------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                       400             10,148
-------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                    320,100          7,672,797
-------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                         564,723         13,429,113
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                601,856         19,674,673
                                                                                        ---------------
                                                                                            51,832,369
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Corp.                                                                  210,000          4,158,000
-------------------------------------------------------------------------------------------------------
UTILITIES--3.6%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.4%
American Electric Power Co., Inc.                                           125,900          4,998,230
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc. 1                                                   25,800            383,646
-------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                 8,400            373,044
-------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1,2                                                         21,400            352,030
-------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                             34,500          2,125,200
-------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                     39,100          3,368,074
-------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                           149,600          4,363,832
-------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                  127,700          6,037,656
-------------------------------------------------------------------------------------------------------
Entergy Corp. 1                                                              40,100          2,980,232
-------------------------------------------------------------------------------------------------------


13                                               Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Exelon Corp.                                                                123,100     $    6,578,464
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                            45,600          2,376,672
-------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                              73,300          3,489,080
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                                         14,100            600,660
-------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                  117,300          4,604,025
-------------------------------------------------------------------------------------------------------
PPL Corp.                                                                    51,000          1,648,830
-------------------------------------------------------------------------------------------------------
Progress Energy, Inc. 1                                                       7,100            317,725
-------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 2,3                       32,000              2,560
-------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc. 1                                      62,200          4,003,192
-------------------------------------------------------------------------------------------------------
Southern Co. 1                                                               34,000          1,215,840
-------------------------------------------------------------------------------------------------------
TXU Corp.                                                                    49,100          5,542,408
                                                                                        ---------------
                                                                                            55,361,400
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Atmos Energy Corp. 1                                                         19,200            542,400
-------------------------------------------------------------------------------------------------------
ONEOK, Inc. 1                                                                12,300            418,446
-------------------------------------------------------------------------------------------------------
Sempra Energy                                                                50,500          2,376,530
-------------------------------------------------------------------------------------------------------
UGI Corp.                                                                     6,800            191,420
                                                                                        ---------------
                                                                                             3,528,796
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Energy East Corp.                                                             6,400            161,216
                                                                                        ---------------
Total Common Stocks (Cost $1,382,787,807)                                                1,636,350,038
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 2,3 (Cost $0)          6,000                 23

                                                                              Units
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 2                                       31,900              5,104
-------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 2                               4,837              4,595
                                                                                        ---------------
Total Rights, Warrants and Certificates (Cost $0)                                                9,699

                                                                          Principal
                                                                             Amount
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
-------------------------------------------------------------------------------------------------------
Undivided interest of 3.48% in joint repurchase agreement
(Principal Amount/Value $400,132,000, with a maturity value of
$400,240,369) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 3.25%, dated 9/30/05, to be repurchased at
$13,941,775 on 10/3/05, collateralized by U.S. Treasury Bonds,
7.50%--8.875%, 11/15/16--11/15/21, with a value of $408,618,137
(Cost $13,938,000)                                                      $13,938,000         13,938,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $1,396,725,807)                            1,650,297,760
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--6.4%
-------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.1%
Trust Money Market Securities, Series A-2, 3.84%, 10/17/05 4              1,000,000          1,000,000


14                                               Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.1%
Undivided interest of 0.65% in joint repurchase agreement
(Principal Amount/Value $3,300,000,000, with a maturity value of
$3,301,064,250) with Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $21,578,782 on 10/3/05, collateralized by U.S.
Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35, with a value of
$3,366,000,000 4                                                        $21,571,825     $   21,571,825
-------------------------------------------------------------------------------------------------------
Undivided interest of 1% in joint repurchase agreement (Principal
Amount/Value $500,000,000 with a maturity value of $500,166,979)
with Greenwich Capital, 4.0075%, dated 9/30/05, to be repurchased at $5,001,670 on 10/3/05, collateralized by AAA Asset-Backed
Securities, 0.00%--7.449%, 2/25/33--1/25/45, with a value of
$525,002,809 4                                                            5,000,000          5,000,000
-------------------------------------------------------------------------------------------------------
Undivided interest of 1.49% in joint repurchase agreement
(Principal Amount/Value $1,675,000,000, with a maturity value of
$1,675,556,589) with Dresdner Bank AG, 3.9875%, dated 9/30/05, to be repurchased at $25,008,307 on 10/3/05, collateralized by AAA
Asset-Backed Securities, 0.00%--8.03%, 4/3/07--5/25/50, with a
value of $1,755,814,086 4                                                25,000,000         25,000,000
-------------------------------------------------------------------------------------------------------
Undivided interest of 10.87% in joint repurchase agreement
(Principal Amount/Value $460,000,000, with a maturity value of
$460,149,500) with BNP Paribas Securities Corp., 3.90%, dated
9/30/05, to be repurchased at $50,016,250 on 10/3/05,
collateralized by U.S. Agency Mortgages, 3.33%--7.50%,
9/1/08--9/1/44, with a value of $469,200,000 4                           50,000,000         50,000,000
                                                                                        ---------------
                                                                                           101,571,825
-------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.2%
Bear Stearns, 4.06%, 10/3/05 4                                            3,500,000          3,500,000
                                                                                        ---------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $106,071,825)                                                                 106,071,825
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,502,797,632)                             105.9%     1,756,369,585
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (5.9)       (97,213,838)
                                                                        -------------------------------
Net Assets                                                                    100.0%    $1,659,155,747
                                                                        ===============================

Footnotes to Statement of Investments

1. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

2. Non-income producing security.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $2,583, which represents less than 0.005% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 1,520,275,738
                                              ===============

Gross unrealized appreciation                 $   267,879,231
Gross unrealized (depreciation)                   (31,785,384)
                                              ---------------
Net unrealized appreciation                   $   236,093,847
                                              ===============


15                                               Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held


16                                               Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                          EXPIRATION       CONTRACT AMOUNT            VALUATION AS OF          UNREALIZED
CONTRACT DESCRIPTION            DATE                (000S)         SEPTEMBER 30, 2005        DEPRECIATION
---------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)        10/3/05                   136CAD                $116,791                $937

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had on loan securities valued at $105,267,683. Collateral of $106,687,852 was received for the loans, of which $106,071,825 was received in cash and subsequently invested in approved instruments.


17                                               Oppenheimer Main Street Fund/VA


Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS   September 30, 2005/Unaudited

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.5%
-------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
3.81%, 12/13/05                                                          $1,500,000       $  1,500,000
3.825%, 12/14/05                                                          3,000,000          3,000,000
-------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 3.77%, 11/23/05                                    2,000,000          1,999,970
-------------------------------------------------------------------------------------------------------
Citibank NA:
3.625%, 10/28/05                                                          1,450,000          1,450,000
3.845%, 12/16/05                                                          2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 3.81%, 10/3/06 1                 2,000,000          1,999,602
-------------------------------------------------------------------------------------------------------
Societe Generale, New York, 3.75%, 11/16/05                               2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 3.47%, 11/30/05                          5,000,000          4,996,398
-------------------------------------------------------------------------------------------------------
UBS AG Stamford CT:
3.775%, 11/1/05                                                           4,000,000          3,999,999
3.80%, 11/10/05                                                           1,500,000          1,500,000
-------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
3.70%, 11/1/05                                                            2,000,000          2,000,000
3.71%, 11/2/05                                                            2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA:
3.69%, 10/26/05                                                           2,000,000          2,000,000
3.73%, 10/6/05                                                            2,500,000          2,499,993
                                                                                          -------------
Total Certificates of Deposit (Cost $32,945,962)                                            32,945,962
-------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--16.4%
-------------------------------------------------------------------------------------------------------
AB SPINTAB, 3.56%, 10/13/05                                               2,000,000          1,997,627
-------------------------------------------------------------------------------------------------------
Barclays US Funding Corp., 3.72%, 11/17/05                                1,500,000          1,492,715
-------------------------------------------------------------------------------------------------------
Canadian Imperial Holdings, Inc., 3.75%, 10/19/05                         4,000,000          3,992,500
-------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 3.90%, 12/21/05 2                                     1,000,000            991,236
-------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
3.57%, 10/27/05                                                           3,000,000          2,992,265
3.75%, 10/12/05                                                           2,400,000          2,397,250
-------------------------------------------------------------------------------------------------------
National City Bank, 3.66%, 11/4/05                                        5,000,000          5,000,023
-------------------------------------------------------------------------------------------------------
Nationwide Building Society:
3.56%, 10/25/05 2                                                         3,700,000          3,691,219
3.60%, 10/28/05 2                                                         1,500,000          1,495,950
-------------------------------------------------------------------------------------------------------
St. George Bank Ltd., 3.82%, 12/7/05 2                                    1,800,000          1,787,203
-------------------------------------------------------------------------------------------------------
Standard Federal Bank, 3.74%, 11/14/05                                    2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
Westpac Capital Corp., 3.86%, 12/9/05                                     1,400,000          1,389,642
-------------------------------------------------------------------------------------------------------
Westpac Trust Securities NZ Ltd., 3.68%, 10/24/05                         1,600,000          1,596,238
                                                                                          -------------
Total Direct Bank Obligations (Cost $30,823,868)                                            30,823,868
-------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--0.8%
-------------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of NATC
California LLC, 3.57%, 10/20/05 (Cost $1,497,087)                         1,500,000          1,497,087
-------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--66.0%
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--19.4%
Cable Beach LP, 3.58%, 10/14/05 2                                         3,500,000          3,495,480
-------------------------------------------------------------------------------------------------------
Chesham Finance LLC, 3.70%, 10/26/05 2                                    1,000,000            997,431
-------------------------------------------------------------------------------------------------------
Eiffel Funding LLC, 3.93%, 12/22/05 2                                     2,000,000          1,982,097
-------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
3.73%, 11/15/05                                                           1,500,000          1,493,006


1                                                      Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
3.83%, 12/16/05                                                          $2,000,000       $  1,983,829
-------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 3.53%, 10/6/05                                       2,000,000          1,999,019
-------------------------------------------------------------------------------------------------------
Gotham Funding Corp., 3.78%, 10/18/05 2                                   1,400,000          1,397,501
-------------------------------------------------------------------------------------------------------
GOVCO, Inc., 3.78%, 11/28/05 2                                            2,000,000          1,987,820
-------------------------------------------------------------------------------------------------------
Legacy Capital LLC, 3.65%, 10/5/05 2                                      2,000,000          1,999,190
-------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
3.67%, 10/4/05 2                                                          1,600,000          1,599,511
3.67%, 10/6/05 2                                                          2,000,000          1,998,981
3.74%, 11/7/05 2                                                          2,000,000          1,992,312
-------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
3.71%, 10/24/05 2                                                         2,000,000          1,995,259
3.79%, 10/17/05 2                                                         1,207,000          1,205,053
-------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 3.54%, 10/3/05 2                      5,300,000          5,298,958
-------------------------------------------------------------------------------------------------------
Victory Receivables Corp., 3.58%, 10/21/05 2                              3,000,000          2,994,033
-------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 3.69%, 10/20/05 2                                 2,000,000          1,996,105
                                                                                          -------------
                                                                                            36,415,585
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Ande Chevrolet Olds, Inc., 3.99%, 10/1/05 1                               2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--13.1%
Banc of America Securities LLC, 3.90%, 10/3/05 1                          5,000,000          5,000,000
-------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
3.55%, 10/17/05                                                           2,000,000          1,996,844
3.69%, 11/9/05                                                            2,000,000          1,992,005
3.90%, 12/19/05                                                           1,600,000          1,586,307
-------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.64%, 11/4/05                                   3,000,000          2,989,701
-------------------------------------------------------------------------------------------------------
First Clearing LLC, 3.99%, 3/6/06 1                                       6,000,000          6,000,000
-------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 4.13%, 12/15/05 1                                  5,000,000          5,000,000
                                                                                          -------------
                                                                                            24,564,857
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
Bank of America Corp., 3.54%, 10/19/05                                    2,000,000          1,996,460
-------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.4%
Countrywide Financial Corp., 3.82%, 10/11/05                              2,620,000          2,617,220
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
HSBC Finance Corp., 3.87%, 12/12/05                                       1,000,000            992,270
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Alta Mira LLC, Series 2004, 3.94%, 10/1/05 1                              2,250,000          2,250,000
-------------------------------------------------------------------------------------------------------
INSURANCE--11.4%
ING America Insurance Holdings, Inc.:
3.70%, 11/7/05                                                            1,000,000            996,197
3.77%, 11/22/05                                                           2,000,000          1,989,109
-------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, 3.81%, 10/17/05 1,3                 2,500,000          2,500,000
-------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 3.83%,
10/17/05 1,3                                                              4,000,000          4,000,000
-------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 3.72%, 10/1/05 1                     3,000,000          3,000,000
-------------------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co., 3.95%, 1/23/06 1                   5,000,000          5,000,000


2                                                      Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 3.79%, 11/17/05 1,3                  $4,000,000       $  4,000,000
                                                                                          -------------
                                                                                            21,485,306
-------------------------------------------------------------------------------------------------------
LEASING & FACTORING--1.0%
Toyota Motor Credit Corp., 3.90%, 12/19/05                                2,000,000          1,982,883
-------------------------------------------------------------------------------------------------------
MUNICIPAL--0.4%
Hayward, CA Multifamily Housing Revenue Bonds, Lord Tennyson
Apts., 4.18%, 10/3/05 1                                                     710,000            710,000
-------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--15.4%
Cooperative Assn. of Tractor Dealers, Inc., Series A:
3.78%, 10/17/05                                                           2,000,000          1,996,640
3.96%, 12/9/05                                                            1,197,000          1,187,915
4%, 12/13/05                                                              1,100,000          1,091,078
-------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B:
3.54%, 10/11/05                                                           1,000,000            999,017
3.78%, 10/7/05                                                            3,200,000          3,197,984
-------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 3.72%, 11/14/05 2                                           1,500,000          1,493,180
-------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
3.58%, 10/27/05 2                                                         2,000,000          1,994,829
3.718%, 12/15/05 1,4                                                      3,000,000          2,999,815
-------------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 3.77%, 1/18/06 1,4                                    3,000,000          2,999,910
-------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 3.82%, 10/24/05 1                         1,000,000          1,000,000
-------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
3.70%, 11/10/05 2                                                         2,000,000          1,991,778
3.718%, 12/15/05 1,4                                                      2,900,000          2,899,828
-------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC, 3.69%, 10/21/05 4                                3,000,000          2,993,850
-------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 4%, 3/28/06 1                 2,000,000          2,000,000
                                                                                          -------------
                                                                                            28,845,824
                                                                                          -------------
Total Short-Term Notes (Cost $123,860,405)                                                 123,860,405
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $189,127,322)                               100.7%       189,127,322
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.7)        (1,374,285)
                                                                         ------------------------------
Net Assets                                                                    100.0%      $187,753,037
                                                                         ==============================

Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $44,385,126, or 23.64% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $10,500,000, which represents 5.59% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,893,403 or 6.33% of the Fund's net assets as of September 30, 2005.


3                                                      Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


4                                                      Oppenheimer Money Fund/VA


Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--52.5%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.5%
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                                      63,500       $  1,801,495
-------------------------------------------------------------------------------------------------------
MEDIA--6.0%
Liberty Global, Inc., Series A                                              391,021         10,588,849
-------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                            391,021         10,068,791
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                              1,469,400         11,828,670
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                         120,200          3,967,802
                                                                                          -------------
                                                                                            36,454,112
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Gap, Inc. (The)                                                              75,000          1,307,250
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
-------------------------------------------------------------------------------------------------------
BEVERAGES--0.8%
Constellation Brands, Inc., Cl. A 1                                         192,100          4,994,600
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Tyson Foods, Inc., Cl. A                                                    213,200          3,848,260
-------------------------------------------------------------------------------------------------------
TOBACCO--2.4%
Altria Group, Inc.                                                          199,600         14,712,516
-------------------------------------------------------------------------------------------------------
ENERGY--5.0%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Halliburton Co.                                                              67,000          4,590,840
-------------------------------------------------------------------------------------------------------
OIL & GAS--4.2%
BP plc, ADR                                                                  47,400          3,358,290
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                          15,800          1,519,328
-------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                       113,100          6,516,116
-------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                          304,000          4,848,570
-------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                       129,600          6,341,203
-------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                               22,500          3,055,950
                                                                                          -------------
                                                                                            25,639,457
-------------------------------------------------------------------------------------------------------
FINANCIALS--9.6%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
UBS AG                                                                       65,512          5,566,660
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.7%
Bank of America Corp.                                                        64,468          2,714,103
-------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                               55,715          2,651,477
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                            79,800          4,673,886
                                                                                          -------------
                                                                                            10,039,466
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.6%
Alliance Capital Management Holding LP                                       50,600          2,421,210
-------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                  61,800          4,914,336
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              89,100          4,055,832
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                         91,700          3,111,381
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                               46,100          5,369,728
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               31,600          1,704,504
                                                                                          -------------
                                                                                            21,576,991
-------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
American International Group, Inc.                                           29,300          1,815,428
-------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                        67,400          1,612,882
-------------------------------------------------------------------------------------------------------


1                                                   Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Everest Re Group Ltd.                                                        32,200       $  3,152,380
-------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                             218,100          7,031,544
                                                                                          -------------
                                                                                            13,612,234
-------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Host Marriott Corp.                                                         128,000          2,163,200
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Countrywide Financial Corp.                                                  92,300          3,044,054
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                                  34,000          1,919,640
                                                                                          -------------
                                                                                             4,963,694
-------------------------------------------------------------------------------------------------------
HEALTH CARE--6.4%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
MedImmune, Inc. 1                                                           112,200          3,775,530
-------------------------------------------------------------------------------------------------------
Wyeth                                                                        99,100          4,585,357
                                                                                          -------------
                                                                                             8,360,887
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Beckman Coulter, Inc.                                                        55,500          2,995,890
-------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                      24,700          1,892,267
                                                                                          -------------
                                                                                             4,888,157
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Manor Care, Inc.                                                             43,400          1,666,994
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                    188,300          2,114,609
                                                                                          -------------
                                                                                             3,781,603
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.6%
GlaxoSmithKline plc, ADR                                                     79,900          4,097,272
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                189,300          4,726,821
-------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                      131,200          5,451,360
-------------------------------------------------------------------------------------------------------
Schering-Plough Corp. 2                                                     159,700          3,361,685
-------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                              112,800          4,129,608
                                                                                          -------------
                                                                                            21,766,746
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.4%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.6%
Empresa Brasileira de Aeronautica SA, ADR                                   101,400          3,914,040
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                               240,700          9,026,250
-------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                    680,864          8,510,800
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                  1,400             53,228
                                                                                          -------------
                                                                                            21,504,318
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.2%
Cendant Corp.                                                               602,300         12,431,472
-------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                                                  52,800            700,656
                                                                                          -------------
                                                                                            13,132,128
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
GrafTech International Ltd. 1                                               159,100            863,913
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Ltd.                                                     115,000          3,202,750


2                                                   Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.0%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Cisco Systems, Inc. 1                                                       176,300       $  3,161,059
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.0%
Hewlett-Packard Co.                                                         132,500          3,869,000
-------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                                                   100              2,612
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                       103,500          8,302,770
                                                                                          -------------
                                                                                            12,174,382
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Flextronics International Ltd. 1                                            317,100          4,074,735
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Net2Phone, Inc. 1                                                           466,700            816,725
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
ATI Technologies, Inc. 1, 3                                                 215,300          3,001,282
-------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                      198,000          4,635,180
                                                                                          -------------
                                                                                             7,636,462
-------------------------------------------------------------------------------------------------------
SOFTWARE--6.4%
Compuware Corp. 1                                                           233,200          2,215,400
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                             482,300         12,409,579
-------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                              608,400          4,532,580
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                            184,500          3,487,050
-------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                       723,750         15,987,638
                                                                                          -------------
                                                                                            38,632,247
-------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Praxair, Inc.                                                                55,400          2,655,322
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1, 4                                                    18                432
                                                                                          -------------
                                                                                             2,655,754
-------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Companhia Vale do Rio Doce, Sponsored ADR                                   108,900          4,237,299
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
IDT Corp., Cl. B 1                                                          479,400          5,843,886
-------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1, 4                                          375,000                 --
                                                                                          -------------
                                                                                             5,843,886
-------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.6%
AES Corp. (The) 1                                                           355,500          5,840,865
-------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                      245,000          3,782,800
                                                                                          -------------
                                                                                             9,623,665
                                                                                          -------------
Total Common Stocks (Cost $226,797,280)                                                    317,627,491


3                                                   Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Units              Value
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1, 4                                     2,593       $         --
-------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                               8,881              8,437
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1                                   31                 16
                                                                                          -------------
Total Rights, Warrants and Certificates (Cost $38,932)                                           8,453

                                                                          Principal
                                                                             Amount
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.5%
-------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.856%, 4/20/08 5                               $   370,000            370,269
-------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2005-A, Cl. A2, 3.66%, 12/26/07                                           3,040,000          3,033,116
-------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                     1,270,000          1,247,718
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                      600,000            599,353
-------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07           1,380,000          1,378,848
-------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                      223,587            222,384
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                      310,362            308,746
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                     770,195            767,811
-------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                     67,807             67,648
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                     320,708            319,778
-------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                       137,420            137,534
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                    1,020,000          1,015,912
-------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                    786,262            783,141
-------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                    1,180,000          1,190,432
Series 2003-C4, Cl. C4, 5%, 6/10/15                                         180,000            178,339
-------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Collateralized Mtg.
Obligations, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 5                  1,594,000          1,594,996
-------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 4                                                                   330,000            345,375
-------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 4.20%, 2/25/33 5                                      18,836             19,009
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 5                                 836,531            833,529
-------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                       265,603            265,945
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                        297,269            297,002
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                      1,006,115          1,002,730
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                      1,292,281          1,288,409
-------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                    1,060,000          1,055,193
-------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                      492,970            492,300


4                                                   Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                  $   930,000       $    919,815
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                       858,322            857,200
-------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                     2,650,000          2,647,152
-------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                       149,413            149,242
-------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                       593,828            592,188
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                      950,000            945,698
-------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Obligations, Series 2005-2, Cl.
2A1B, 5.18%, 8/25/35                                                      1,359,103          1,364,686
-------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 5.118%, 3/15/16 5                                 1,710,000          1,817,431
-------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2004-A, Cl. A2, 2.55%, 1/15/07                                              415,907            415,038
-------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations:
Series 2002-B, Cl. A4, 4.71%, 3/15/09                                       587,647            588,083
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                       780,000            778,137
-------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 5                                 340,000            335,392
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 5                                  260,000            256,329
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 5                                  420,000            416,696
-------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                              750,000            745,970
-------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg.
Obligations Pass-Through Certificates, Series 2005-4XS, Cl. 3A1,
5.18%, 3/26/35                                                            1,916,449          1,920,209
-------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations, Series 2002-B, Cl. A4, 4.39%, 5/15/09                        1,199,010          1,200,024
-------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                       319,648            319,203
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                       563,085            561,688
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                       625,083            623,345
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                     1,080,000          1,076,392
-------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                              330,086            329,224
-------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                     775,559            769,298
-------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                       280,769            281,222
-------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                      670,592            667,628
                                                                                          -------------
Total Asset-Backed Securities (Cost $39,524,304)                                            39,392,807
-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--28.0%
-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--23.1%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--23.0%
Federal Home Loan Mortgage Corp.:
6.50%, 4/1/18-4/1/34                                                      1,567,778          1,618,328
7%, 5/1/29-11/1/32                                                        2,229,900          2,330,981
-------------------------------------------------------------------------------------------------------


5                                                   Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation Certificates,
Series 2790, Cl. DY, 5.50%, 5/15/25                                     $   880,000       $    883,650
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                           68,312             68,347
Series 2055, Cl. ZM, 6.50%, 5/15/28                                         542,728            557,750
Series 2075, Cl. D, 6.50%, 8/15/28                                        1,248,842          1,285,108
Series 2080, Cl. Z, 6.50%, 8/15/28                                          346,225            354,928
Series 2387, Cl. PD, 6%, 4/15/30                                            489,906            493,781
Series 2456, Cl. BD, 6%, 3/15/30                                            229,565            230,438
Series 2498, Cl. PC, 5.50%, 10/15/14                                         27,577             27,605
Series 2500, Cl. FD, 4.268%, 3/15/32 5                                      190,034            191,552
Series 2526, Cl. FE, 4.168%, 6/15/29 5                                      245,635            246,937
Series 2551, Cl. FD, 4.168%, 1/15/33 5                                      190,836            192,326
Series 2583, Cl. KA, 5.50%, 3/15/22                                       1,122,022          1,126,325
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 1.44%, 6/1/26 6                                         350,640             69,756
Series 183, Cl. IO, (0.87)%, 4/1/27 6                                       550,802            108,657
Series 184, Cl. IO, 4.68%, 12/1/26 6                                        596,214            110,714
Series 192, Cl. IO, 6.744%, 2/1/28 6                                        158,716             28,864
Series 200, Cl. IO, 5.472%, 1/1/29 6                                        189,193             35,811
Series 2130, Cl. SC, 0.236%, 3/15/29 6                                      427,558             34,246
Series 2796, Cl. SD, 6.137%, 7/15/26 6                                      614,821             50,366
Series 2920, Cl. S, 8.859%, 1/15/35 6                                     3,613,385            202,817
Series 3000, Cl. SE, 29.13%, 7/15/25 6                                    3,231,609            156,216
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.692%, 6/1/26 7                  154,314            131,867
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/20 8                                                          7,086,000          6,939,851
5%, 6/1/18-7/1/18                                                         3,200,172          3,194,953
5%, 10/1/35-11/1/35 8                                                    17,346,000         16,977,340
5.50%, 3/1/33-11/1/34                                                    15,054,353         15,064,588
5.50%, 10/1/20-11/1/35 8                                                 17,307,000         17,331,237
6%, 4/1/16-10/1/35                                                       28,559,960         29,194,239
6%, 11/1/20 8                                                             4,195,000          4,310,363
6.50%, 11/1/27-10/1/30                                                    1,037,878          1,072,341
6.50%, 10/1/34-11/1/35 8                                                 16,853,738         17,350,063
7%, 11/1/17                                                               1,147,021          1,199,435
7.50%, 7/1/30-9/1/30                                                        677,985            717,831
8.50%, 7/1/32                                                                39,305             42,751
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Trust 2002-T1, Cl. A2, 7%, 11/25/31                          1,184,160          1,233,952
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                        971,984          1,003,230
Trust 1998-63, Cl. PG, 6%, 3/25/27                                           83,048             83,002
Trust 2001-50, Cl. NE, 6%, 8/25/30                                          252,610            254,116
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                    1,295,727          1,338,659


6                                                   Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2001-70, Cl. LR, 6%, 9/25/30                                      $   292,584       $    295,664
Trust 2001-72, Cl. NH, 6%, 4/25/30                                          198,271            199,368
Trust 2001-74, Cl. PD, 6%, 5/25/30                                           80,251             80,611
Trust 2002-77, Cl. WF, 4.189%, 12/18/32 5                                   299,674            301,643
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                        76,556             76,440
Trust 2003-10, Cl. HP, 5%, 2/25/18                                        1,660,000          1,654,986
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                     1,052,000          1,080,895
Trust 2004-101, Cl. BG, 5%, 1/25/20                                       1,110,000          1,109,522
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 1.931%, 4/25/32 6                                    742,836             70,934
Trust 2002-51, Cl. S, 2.125%, 8/25/32 6                                     682,099             67,268
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 2.81%, 6/1/23 6                                         1,175,324            232,109
Trust 233, Cl. 2, 8.007%, 8/1/23 6                                        1,105,463            218,171
Trust 240, Cl. 2, 6.08%, 9/1/23 6                                         1,823,269            349,186
Trust 252, Cl. 2, 0.124%, 11/1/23 6                                         896,409            173,807
Trust 254, Cl. 2, 3.831%, 1/1/24 6                                          454,467             89,895
Trust 273, Cl. 2, 4.363%, 7/1/26 6                                          257,704             49,629
Trust 319, Cl. 2, 1.476%, 2/1/32 6                                          338,720             70,763
Trust 321, Cl. 2, (3.66)%, 3/1/32 6                                       3,491,063            736,313
Trust 329, Cl. 2, 4.973%, 1/1/33 6                                          834,575            177,905
Trust 331, Cl. 9, (13.553)%, 2/1/33 6                                       979,106            196,133
Trust 333, Cl. 2, 5.76%, 3/1/33 6                                         3,873,121            837,057
Trust 334, Cl. 17, (5.385)%, 2/1/33 6                                       560,612            110,546
Trust 346, Cl. 2, 8.72%, 12/1/33 6                                        2,204,790            470,958
Trust 350, Cl. 2, 6.07%, 2/1/34 6                                         2,567,681            547,295
Trust 2001-65, Cl. S, 18.658%, 11/25/31 6                                 1,480,522            136,250
Trust 2001-81, Cl. S, 4.542%, 1/25/32 6                                     346,332             32,251
Trust 2002-52, Cl. SD, (0.566)%, 9/25/32 6                                  837,067             81,352
Trust 2002-77, Cl. SH, 9.375%, 12/18/32 6                                   453,624             45,369
Trust 2002-84, Cl. SA, 18.674%, 12/25/32 6                                1,269,047            118,237
Trust 2002-9, Cl. MS, 3.062%, 3/25/32 6                                     507,076             49,229
Trust 2003-4, Cl. S, 17.135%, 2/25/33 6                                     821,015             85,525
Trust 2004-54, Cl. DS, 3.602%, 11/25/30 6                                   691,595             47,658
Trust 2005-19, Cl. SA, 9.55%, 3/25/35 6                                   9,736,916            572,911
Trust 2005-40, Cl. SA, 11.533%, 5/25/35 6                                 2,148,352            127,179
Trust 2005-6, Cl. SE, 11.131%, 2/25/35 6                                  2,479,418            147,659
Trust 2005-71, Cl. SA, 22.845%, 8/25/25 6                                 2,071,601            117,967
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 8.229%, 9/25/23 7              378,251            323,916
                                                                                          -------------
                                                                                           138,927,922
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., 8%, 4/15/23                             231,452            247,936
-------------------------------------------------------------------------------------------------------


7                                                   Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 4.769%, 1/16/27 6                               $   718,671       $     55,916
Series 2002-15, Cl. SM, 0.751%, 2/16/32 6                                   821,079             61,577
Series 2002-76, Cl. SY, 6.006%, 12/16/26 6                                1,632,325            134,907
Series 2004-11, Cl. SM, 0.305%, 1/17/30 6                                   618,766             45,450
                                                                                          -------------
                                                                                               545,786
-------------------------------------------------------------------------------------------------------
NON-AGENCY--4.9%
-------------------------------------------------------------------------------------------------------
COMMERCIAL--4.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                    1,050,000          1,033,218
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                   1,000,000            978,105
Series 2005-2, Cl. A4, 4.783%, 7/10/43 5                                  1,280,000          1,269,447
-------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2004-E, Cl. 2A9, 3.712%,
6/25/34 5                                                                   242,273            242,271
-------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2005-E, Cl. 2A2, 4.989%, 6/25/35 5                                   276,032            275,532
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                      860,622            877,028
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                    1,093,502          1,101,702
-------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                 490,000            489,912
-------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2004-J9, Cl. 1A1, 4.01%, 10/25/34 5                     463,411            463,807
-------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.67%, 4/29/39 5,9                   770,000            771,925
-------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                     642,333            666,823
-------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                     440,000            432,344
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                     620,000            621,234
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                     424,838            437,957
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                    640,000            627,024
-------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%,
8/10/42                                                                     890,000            873,001
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                    679,673            662,301
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                    410,000            407,570
-------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
2004-12, Cl. 3A1, 4.494%, 12/25/34 5                                        328,710            327,855
-------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                                                     260,000            256,917
-------------------------------------------------------------------------------------------------------
LB-UBS Securities Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/40          740,000            741,492
-------------------------------------------------------------------------------------------------------


8                                                   Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                       $ 1,433,192       $  1,450,359
-------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized
Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                 2,476,850          2,468,900
-------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                     2,054,355          2,081,320
-------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30 3                     780,000            815,000
-------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                             983,000          1,090,045
-------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                       744,897            748,249
-------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                  1,450,000          1,446,024
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 5                                  740,000            742,627
-------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.684%,
5/25/35 5                                                                 1,030,054          1,030,590
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.53%, 1/25/35 5                                1,160,620          1,158,485
Series 2004-N, Cl. A10, 3.803%, 8/25/34 5                                   309,584            309,857
Series 2004-W, Cl. A2, 4.594%, 11/25/34 5                                   133,291            132,982
                                                                                          -------------
                                                                                            27,031,903
-------------------------------------------------------------------------------------------------------
OTHER--0.1%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                                                    890,000            887,828
                                                                                          -------------
                                                                                               887,828
-------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32 8                    2,051,265          2,083,316
                                                                                          -------------
                                                                                             2,083,316
                                                                                          -------------
Total Mortgage-Backed Obligations (Cost $170,771,277)                                      169,476,755
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.6%
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                                          2,150,000          2,120,610
3.50%, 11/15/07                                                             650,000            638,342
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06 10                                                        2,535,000          2,518,381
4.125%, 7/12/10 3                                                         1,707,000          1,680,859
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                               1,470,000          1,462,088
4.25%, 7/15/07 3                                                          2,215,000          2,210,333
6%, 5/15/11                                                               2,500,000          2,677,770
7.25%, 1/15/10                                                              800,000            884,506
7.25%, 5/15/30 3                                                            775,000          1,025,798
-------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:                                         1,100,000          1,051,502
4.65%, 6/15/35 3


9                                                   Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
Series A, 6.79%, 5/23/12                                                $ 7,916,000       $  8,897,339
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31                                        727,000            814,695
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.625%, 6/15/10 3                                                           749,000            730,276
3.75%, 3/31/07 3                                                          2,690,000          2,673,610
3.875%, 9/15/10                                                             975,000            961,518
3.875%, 7/31/07-7/15/10 3                                                 1,024,000          1,012,022
4%, 8/31/07 3                                                               160,000            159,506
4.125%, 5/15/15 3                                                           610,000            599,682
4.25%, 8/15/15                                                              850,000            844,954
5%, 2/15/11                                                                 348,000            360,928
5%, 8/15/11 3                                                               620,000            644,437
                                                                                          -------------
Total U.S. Government Obligations (Cost $34,332,082)                                        33,969,156
-------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
-------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $1,173,351)              1,065,000          1,197,593
-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.7%
-------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93          400,000            478,926
-------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                               1,185,000          1,198,833
-------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                              710,000            648,183
-------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B,
4/1/08                                                                      555,000            581,363
-------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 9                245,000            242,085
-------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                                  550,000            653,178
-------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                            615,000            598,054
-------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                810,000            951,105
-------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                       15,000             14,970
-------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                        100,000            106,356
-------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond 11                                 960,000            945,850
-------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Nts., 7/15/15 9                          595,000            580,125
-------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                      520,000            707,455
-------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09 3                         161,000            158,654
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                  650,000            706,445
-------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                         1,100,000          1,185,252
-------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                                 405,000            442,282
7.40% Unsec. Nts., 5/15/07 3                                                810,000            842,735
-------------------------------------------------------------------------------------------------------
CIT Group, Inc.:
4.75% Sr. Nts., 8/15/08                                                     170,000            170,160
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                        460,000            527,996
-------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                           465,000            526,011
-------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                           360,000            471,926
-------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                       610,000            617,785
-------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                    975,000          1,073,253
-------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                  620,000            607,702
-------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                     1,230,000          1,203,785
-------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (USA), 5.50% Nts., 8/15/13              1,130,000          1,166,184
-------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                      545,000            567,455
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14 3                                   525,000            526,454
-------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                                   580,000            619,293


10                                                  Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
8% Nts., 6/15/10                                                        $   456,000       $    505,427
-------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                            775,000            898,489
-------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                                     725,000            822,765
-------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                   845,000            953,466
-------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                               580,000            587,144
-------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                             180,000            185,505
8.10% Unsec. Nts., 8/1/10                                                   700,000            786,309
8.375% Nts., 3/15/06                                                        425,000            432,410
-------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08           770,000            806,700
-------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                    1,230,000          1,195,773
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                   495,000            499,318
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                  505,000            594,163
-------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                            1,000,000            933,757
6.25% Unsec. Nts., 12/8/05                                                  413,000            413,512
7.375% Nts., 10/28/09                                                       255,000            246,528
-------------------------------------------------------------------------------------------------------
France Telecom SA:
7.75% Sr. Unsec. Nts., 3/1/11 5                                             560,000            636,574
8.50% Sr. Unsec. Nts., 3/1/31 5                                             180,000            241,966
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                               425,000            415,370
-------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                         685,000            706,819
9.55% Unsub. Nts., 12/15/08 5                                               141,000            158,775
-------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                  890,000            874,881
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125% Unsec. Unsub. Nts.,
2/1/07 3                                                                  2,415,000          2,401,558
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12            1,105,000          1,147,717
-------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Bonds, 6/1/15 9                        615,000            609,084
-------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                   361,000            367,460
-------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                    1,240,000          1,173,742
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                         532,000            603,294
-------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                        1,210,000          1,182,894
-------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 5                  540,000            575,100
-------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09            815,000            807,798
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., (Holding Co.), 7.40% Nts., 4/1/37                  1,060,000          1,151,425
-------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                   820,000            805,434
-------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14 3                   595,000            575,545
-------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 13                                                                 250,000            244,375
-------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                               750,000            714,355
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                          655,000            702,193
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                     1,435,000          1,450,185
-------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                             845,000            901,576
-------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                      1,000,000            995,286
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                             765,000            803,517
-------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                        125,000            130,486
-------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                 580,000            590,620
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 3                       615,000            562,735
-------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                             595,000            607,478
-------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                735,000            667,872
-------------------------------------------------------------------------------------------------------


11                                                  Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                     $   401,000       $    395,536
7.90% Unsec. Debs., 10/15/07                                                495,000            521,134
-------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                               905,000          1,030,270
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14           1,205,000          1,200,456
-------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35 3                             605,000            603,560
-------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12          1,005,000          1,050,124
-------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                          570,000            618,342
-------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                83,000             89,102
-------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                          440,000            460,833
6.25% Sr. Unsec. Nts., 11/15/11                                             130,000            139,466
-------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                         180,000            177,159
7.875% Sr. Unsec. Nts., 11/15/10                                            790,000            889,134
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                            767,000            848,594
-------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 9                                                       965,000            956,556
-------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1,
6/15/10 9                                                                 1,820,000          1,811,588
-------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 9                                                                    393,269            372,129
-------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 9         470,000            524,958
-------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 9               1,095,000          1,403,360
-------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                     920,000          1,192,789
-------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                       595,000            611,363
-------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                            560,000            566,762
-------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                           500,000            568,490
-------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                               795,000            856,312
-------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                         602,000            669,168
-------------------------------------------------------------------------------------------------------
Simon Property Group LP:                                                    555,000            561,641
5.45% Unsec. Nts., 3/15/13 3
5.625% Unsec. Unsub. Nts., 8/15/14                                          355,000            364,156
-------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                   730,000            981,868
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07              900,000            932,625
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 3,4,12                221,615            220,507
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                           640,000            627,809
7.75% Unsec. Sub. Nts., 5/1/10                                               57,000             63,920
-------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                  1,095,000          1,348,333
-------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25% Nts., 10/1/15                                 155,000            152,600
-------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                   500,000            627,914
-------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08           880,000            856,091
-------------------------------------------------------------------------------------------------------
TXU Corp., 6.55% Sr. Unsec. Nts., Series R, 11/15/34 3                      780,000            727,820
-------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                                                     745,000            750,041
-------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                            163,000            159,815
3.50% Sr. Unsec. Nts., 10/15/07                                             845,000            820,451
-------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 5.85% Nts., 9/15/35                           600,000            592,129
-------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                 1,225,000          1,235,705
-------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.875% Sr. Unsec. Nts., 5/15/09                   1,050,000          1,118,067
-------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 4,12                  151,402            148,374


12                                                  Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                       $ 1,230,000       $  1,255,323
                                                                                          -------------
Total Non-Convertible Corporate Bonds and Notes (Cost $82,857,502)                          82,889,609
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.4%
-------------------------------------------------------------------------------------------------------
Undivided interest of 2.79% in joint repurchase agreement
(Principal Amount/Value $951,774,000, with a maturity value of
$952,055,566) with UBS Warburg LLC, 3.55%, dated 9/30/05, to be repurchased at $26,548,852 on 10/3/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of
$972,647,107  (Cost $26,541,000)                                         26,541,000         26,541,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $582,035,728)                                671,102,864
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--2.3%
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
Undivided interest of 0.38% in joint repurchase agreement
(Principal Amount/Value $3,300,000,000, with a maturity value of
$3,301,064,250) with Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $12,564,715 on 10/3/05, collateralized by U.S.
Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35, with a value of
$3,366,000,000 14                                                        12,560,664         12,560,664
-------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.2%
Bear Stearns, 4.06%, 10/3/05 14                                             500,000            500,000
-------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc., 4.04%, 10/3/05 14                     500,000            500,000
                                                                                          -------------
                                                                                             1,000,000
                                                                                          -------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $13,560,664)                                                        13,560,664
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $595,596,392)                               113.2%       684,663,528
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                         (13.2)       (80,019,256)
                                                                        -------------------------------
Net Assets                                                                    100.0%      $604,644,272
                                                                        ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                    CONTRACTS
                   SUBJECT TO    EXPIRATION    EXERCISE      PREMIUM
                         CALL          DATE       PRICE     RECEIVED       VALUE
--------------------------------------------------------------------------------
Schering-Plough
Corp.                     539       1/23/06      $22.50       $66,15     $37,730

3. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $714,688, which represents 0.12% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

5. Represents the current interest rate for a variable or increasing rate security.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,054,853 or 1.17% of the Fund's net assets as of September 30, 2005.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $455,783 or 0.08% of the Fund's net assets as of September 30, 2005.

8. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,271,810 or 1.20% of the Fund's net assets as of September 30, 2005.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,291,477. See accompanying Notes to Quarterly Statement of Investments.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

12. Interest or dividend is paid-in-kind.

13. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

14. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   596,132,730
                                              ===============

Gross unrealized appreciation                 $   101,156,231
Gross unrealized depreciation                     (12,625,433)
                                              ---------------
Net unrealized appreciation                   $    88,530,798
                                              ===============


13                                                  Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $100,080,746 of securities issued on a when-issued basis or forward commitment and sold $24,373,415 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $244,375, representing 0.04% of the Fund's net assets, were in default.


14                                                  Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


15                                                  Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2005, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2005, the Fund had outstanding futures contracts as follows:


16                                                  Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         UNREALIZED
                               EXPIRATION       NUMBER OF       VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                DATES       CONTRACTS    SEPTEMBER 30, 2005      (DEPRECIATION)
----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                  12/20/05             187           $21,393,969           $(457,176)
                                                                                          ----------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr         12/30/05             303            62,384,859             412,085
U.S. Treasury Nts., 5 yr         12/20/05             297            31,737,234             185,062
U.S. Treasury Nts., 10 yr        12/20/05             124            13,630,313             162,383
                                                                                          ----------
                                                                                            759,530
                                                                                          ----------
                                                                                          $ 302,354
                                                                                          ==========

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2005 was as follows:


17                                                  Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                               CALL OPTIONS
                                         -----------------------
                                         NUMBER OF     AMOUNT OF
                                         CONTRACTS      PREMIUMS
----------------------------------------------------------------
Options outstanding as of
December 31, 2004                               --       $    --
Options written                                539        66,159
                                         -----------------------
Options outstanding as of
September 30, 2005                             539       $66,159
                                         =======================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of September 30, 2005, the Fund had entered into the following total return swap agreements.

                                     PAID BY                             RECEIVED BY
        SWAP    NOTIONAL         THE FUND AT       RATE AS OF            THE FUND AT        RATE AS OF     TERMINATION    UNREALIZED
COUNTERPARTY      AMOUNT      SEPT. 30, 2005   SEPT. 30, 2005         SEPT. 30, 2005    SEPT. 30, 2005            DATE  DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
                             One-Month LIBOR                         Change of Total
                           Minus 0.25% (+ or                        Return of Lehman
UBS AG        $3,530,000    -) Rate Received          5.04893%   Brothers CMBS Index             (1.36)%*      12/1/05       $47,879

      *Represents an additional amount paid by the Fund at September 30, 2005.

Index abbreviations are as follows:

CMBS        Commercial Mortgage Backed Securities

LIBOR       London-Interbank Offered Rate

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


18                                                  Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had on loan securities valued at $21,967,194. Collateral of $22,499,281 was received for the loans, of which $13,560,664 was received in cash and subsequently invested in approved instruments.


19                                                  Oppenheimer Balanced Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.5%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.1%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Aftermarket Technology Corp. 1                                                5,700     $      104,823
-------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                            7,300            122,056
-------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                 1,100             47,850
-------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                      2,800             42,756
-------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                                         22,800            355,452
-------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                              12,000            238,560
-------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                      9,200            337,456
-------------------------------------------------------------------------------------------------------
Proliance International, Inc. 1,2                                             1,107              6,066
-------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                           9,200            184,000
-------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                     2,800             37,492
-------------------------------------------------------------------------------------------------------
Spartan Motors, Inc. 2                                                          500              5,435
-------------------------------------------------------------------------------------------------------
Standard Motor Products, Inc.                                                 3,400             27,574
-------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc. 1                                                   30,300            530,553
-------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                               5,900            173,106
                                                                                        ---------------
                                                                                             2,213,179
-------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Andersons, Inc. (The)                                                           500             14,640
-------------------------------------------------------------------------------------------------------
Audiovox Corp., Cl. A 1                                                       1,700             23,766
-------------------------------------------------------------------------------------------------------
Handleman Co. 2                                                               5,400             68,202
-------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co. 1                                                    3,200             30,496
-------------------------------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1                                                400              4,928
                                                                                        ---------------
                                                                                               142,032
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.8%
AFC Enterprises, Inc. 2                                                      10,200            117,708
-------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc.                                                       9,600            214,080
-------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                      14,500            302,180
-------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 1                                                           5,100            239,649
-------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1,2                                                          16,100            284,165
-------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc. 2                                                       5,400            122,634
-------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                   7,100            266,676
-------------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1                                              4,500            131,580
-------------------------------------------------------------------------------------------------------
Caribou Coffee Co., Inc. 1                                                      900             10,215
-------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                              2,100             70,686
-------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                    16,650            528,804
-------------------------------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                                         1,900             29,032
-------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc. 2                                           4,300            277,952
-------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                      48,100            633,958
-------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                     12,500            379,625
-------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc. 1,2                                                     7,100             94,785
-------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                                      6,600             89,760
-------------------------------------------------------------------------------------------------------
IHOP Corp. 2                                                                 12,500            509,250
-------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1,2                                              16,500            352,770
-------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                      17,700            529,407
-------------------------------------------------------------------------------------------------------


1                                      Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
La Quinta Corp. 1                                                            47,400     $      411,906
-------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                                                 16,200            474,660
-------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                           9,800            254,800
-------------------------------------------------------------------------------------------------------
Luby's, Inc. 1                                                                6,300             82,278
-------------------------------------------------------------------------------------------------------
Mikohn Gaming Corp. 1                                                         5,400             71,766
-------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                             5,500             93,445
-------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                                                      4,000             32,040
-------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1,2                                              4,600             56,580
-------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1,2                                                        10,300            147,393
-------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1,2                                           8,700            436,044
-------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                  7,800            242,658
-------------------------------------------------------------------------------------------------------
Riviera Holdings Corp. 1,2                                                    1,100             24,398
-------------------------------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc. 1                                              2,600             47,788
-------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The) 1,2                                                   1,800             32,670
-------------------------------------------------------------------------------------------------------
Sunterra Corp. 1                                                              4,300             56,459
-------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                                       20,700            595,125
-------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                   2,800            126,420
                                                                                        ---------------
                                                                                             8,371,346
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
American Greetings Corp., Cl. A 2                                            19,900            545,260
-------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                                       300             17,772
-------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc. 2                                                      4,100            240,547
-------------------------------------------------------------------------------------------------------
Blount International, Inc. 1                                                  4,600             81,144
-------------------------------------------------------------------------------------------------------
Brookfield Homes Corp.                                                        4,000            222,120
-------------------------------------------------------------------------------------------------------
CSS Industries, Inc. 2                                                          850             27,642
-------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                                                 4,800            150,480
-------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                                        8,900            160,467
-------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 1,2                                                   14,500            119,770
-------------------------------------------------------------------------------------------------------
KB Home                                                                         400             29,280
-------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                                            4,000             48,360
-------------------------------------------------------------------------------------------------------
M/I Homes, Inc. 2                                                             2,900            157,354
-------------------------------------------------------------------------------------------------------
MDC Holdings, Inc.                                                            3,654            288,264
-------------------------------------------------------------------------------------------------------
Mestek, Inc. 1                                                                  700              8,652
-------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                      5,300            362,626
-------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                 2,500             90,300
-------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                        9,100            377,741
-------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                                   9,000            235,710
-------------------------------------------------------------------------------------------------------
Tupperware Corp.                                                             31,000            706,180
-------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                               2,200            166,694
-------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc. 1,2                                                  1,000            155,200
-------------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The)                                                     7,100            173,950
                                                                                        ---------------
                                                                                             4,365,513
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Audible, Inc. 1                                                               1,100             13,519
-------------------------------------------------------------------------------------------------------


2                                      Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL CONTINUED
GSI Commerce, Inc. 1,2                                                        2,100   $         41,790
-------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                   6,000            111,600
-------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                                       1,000             19,320
-------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                                         13,300            228,893
                                                                                        ---------------
                                                                                               415,122
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Hasbro, Inc.                                                                  9,200            180,780
-------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                                       9,600            155,808
-------------------------------------------------------------------------------------------------------
Marine Products Corp.                                                         1,400             15,442
-------------------------------------------------------------------------------------------------------
Nautilus, Inc. 2                                                             25,100            553,957
-------------------------------------------------------------------------------------------------------
Oakley, Inc. 2                                                               11,800            204,612
-------------------------------------------------------------------------------------------------------
SCP Pool Corp. 2                                                              2,712             94,730
-------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                                          4,800            126,480
                                                                                        ---------------
                                                                                             1,331,809
-------------------------------------------------------------------------------------------------------
MEDIA--2.0%
4Kids Entertainment, Inc. 1,2                                                 4,700             81,733
-------------------------------------------------------------------------------------------------------
Arbitron, Inc.                                                               17,400            693,216
-------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 2                                                   22,100            502,554
-------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1,2                                        18,200            402,038
-------------------------------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                                               6,000            160,440
-------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1,2                                                        4,200            361,368
-------------------------------------------------------------------------------------------------------
Gray Television, Inc.                                                         8,300             87,897
-------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                             1,100             29,073
-------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc. 1                                            6,200             72,106
-------------------------------------------------------------------------------------------------------
Interactive Data Corp.                                                        6,000            135,900
-------------------------------------------------------------------------------------------------------
Journal Communications, Inc. 2                                                3,300             49,170
-------------------------------------------------------------------------------------------------------
Liberty Corp. 2                                                               2,800            131,292
-------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                    7,100            411,871
-------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                                             3,700             27,306
-------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                7,500            374,175
-------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc. 1,2                                                           19,800             80,982
-------------------------------------------------------------------------------------------------------
ProQuest Co. 1,2                                                              7,800            282,360
-------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                        6,000            379,560
-------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                            33,700            538,189
-------------------------------------------------------------------------------------------------------
Salem Communications Corp., Cl. A 1                                             700             12,908
-------------------------------------------------------------------------------------------------------
Scholastic Corp. 1,2                                                         12,200            450,912
-------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                                      15,800            140,146
-------------------------------------------------------------------------------------------------------
Valassis Communications, Inc. 1                                               4,300            167,614
-------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                              8,200            342,268
-------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc. 2                              2,000             26,000
                                                                                        ---------------
                                                                                             5,941,078
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Big Lots, Inc. 1,2                                                           12,000            131,880
-------------------------------------------------------------------------------------------------------
Conn's, Inc. 1,2                                                              2,700             74,844
-------------------------------------------------------------------------------------------------------


3                                      Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
Dillard's, Inc., Cl. A                                                       16,900     $      352,872
-------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                                          600             59,970
-------------------------------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                                                     4,800             52,704
-------------------------------------------------------------------------------------------------------
Shopko Stores, Inc. 1                                                        12,700            324,104
-------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 2                                                         25,450            683,842
-------------------------------------------------------------------------------------------------------
Stein Mart, Inc.                                                             27,200            552,160
                                                                                        ---------------
                                                                                             2,232,376
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--5.3%
Aaron Rents, Inc. 2                                                          10,100            213,615
-------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                                                    8,300            321,044
-------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                               9,300            218,829
-------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                           11,400            227,658
-------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                         10,100            380,770
-------------------------------------------------------------------------------------------------------
bebe stores, inc.                                                            12,812            224,210
-------------------------------------------------------------------------------------------------------
Blair Corp.                                                                     967             35,673
-------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 2                                                   17,300             82,175
-------------------------------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                                          7,300            247,981
-------------------------------------------------------------------------------------------------------
Building Materials Holding Corp.                                             10,800          1,006,452
-------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                                       7,100            270,084
-------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1                                             16,800            115,584
-------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                            18,450            367,709
-------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                                                   87,100            929,357
-------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                        7,100            253,044
-------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                 13,500            231,660
-------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                             14,700            218,736
-------------------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                                 800             17,392
-------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                                        12,100            760,364
-------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                               11,200            163,408
-------------------------------------------------------------------------------------------------------
GameStop Corp. 1,2                                                            6,600            207,702
-------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. B 1,2                                                     2,167             61,521
-------------------------------------------------------------------------------------------------------
Genesco, Inc. 1,2                                                            21,500            800,660
-------------------------------------------------------------------------------------------------------
Golf Galaxy, Inc. 1                                                           3,200             51,008
-------------------------------------------------------------------------------------------------------
Goody's Family Clothing, Inc.                                                 2,000             15,140
-------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc. 1                                                    2,000             55,200
-------------------------------------------------------------------------------------------------------
Guess?, Inc. 1,2                                                             17,900            383,597
-------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1,2                                                       6,500            358,865
-------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                                               23,787            529,261
-------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1,2                                             4,500            194,490
-------------------------------------------------------------------------------------------------------
Maidenform Brands, Inc. 1                                                     8,200            112,750
-------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                                21,250            567,375
-------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                        10,600            350,436
-------------------------------------------------------------------------------------------------------
Movie Gallery, Inc. 2                                                        15,100            156,889
-------------------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                                         8,300            215,717
-------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                                                   5,400            152,172
-------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                          2,300             68,310
-------------------------------------------------------------------------------------------------------


4                                      Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Pacific Sunwear of California, Inc. 1                                        13,875     $      297,480
-------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                         19,300            721,241
-------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                   35,800            622,920
-------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                         2,700             52,137
-------------------------------------------------------------------------------------------------------
Rent-Way, Inc. 1,2                                                           14,000             96,180
-------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc. 1,2                                               10,600             66,992
-------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                      4,700             93,906
-------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                                       2,100             33,411
-------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.                                                        9,600            213,312
-------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1,2                                              7,100            209,024
-------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                                                      6,400            217,408
-------------------------------------------------------------------------------------------------------
Syms Corp.                                                                      700              9,373
-------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                           7,700            230,384
-------------------------------------------------------------------------------------------------------
TBC Corp. 1                                                                     700             24,143
-------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                10,000            397,700
-------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                  21,400            587,002
-------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1                                            10,000             78,900
-------------------------------------------------------------------------------------------------------
Tuesday Morning Corp. 2                                                         800             20,696
-------------------------------------------------------------------------------------------------------
United Auto Group, Inc. 2                                                    23,900            789,656
-------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc. 1,2                                       2,500            128,950
-------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                 22,500            611,550
                                                                                        ---------------
                                                                                            16,069,203
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Brown Shoe Co., Inc.                                                          4,700            155,100
-------------------------------------------------------------------------------------------------------
Carter's, Inc. 1                                                              7,800            443,040
-------------------------------------------------------------------------------------------------------
Cherokee, Inc.                                                                5,800            202,884
-------------------------------------------------------------------------------------------------------
Hartmarx Corp. 1                                                             13,800             90,390
-------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                         21,900            647,583
-------------------------------------------------------------------------------------------------------
Kellwood Co. 2                                                               11,100            286,935
-------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                    23,100            716,562
-------------------------------------------------------------------------------------------------------
Russell Corp.                                                                 3,200             44,928
-------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                               11,200            183,344
-------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                            15,600            199,992
-------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                       3,600            121,608
-------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                                       24,400            423,340
-------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                                5,400            189,378
-------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                   5,600            122,696
-------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                   40,650            855,683
                                                                                        ---------------
                                                                                             4,683,463
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.8%
-------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1                                                6,400            160,000
-------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                                      5,100            240,108
-------------------------------------------------------------------------------------------------------
National Beverage Corp. 1                                                     1,500             11,640
-------------------------------------------------------------------------------------------------------


5                                      Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
PepsiAmericas, Inc.                                                           9,100     $      206,843
                                                                                        ---------------
                                                                                               618,591
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
7-Eleven, Inc. 1                                                             16,100            573,321
-------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A 2                                                      900             67,734
-------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                   1,400             38,920
-------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                               13,900            322,480
-------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                                                   1,000             15,800
-------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc. 2                                                    20,900            896,401
-------------------------------------------------------------------------------------------------------
Nash Finch Co. 2                                                              8,300            350,177
-------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                                      13,900            156,653
-------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                                21,800            502,490
-------------------------------------------------------------------------------------------------------
Spartan Stores, Inc. 1                                                        4,800             49,440
-------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                              12,000            373,440
-------------------------------------------------------------------------------------------------------
Weis Markets, Inc.                                                            3,000            120,030
                                                                                        ---------------
                                                                                             3,466,886
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
American Italian Pasta Co. 2                                                    500              5,330
-------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                          27,700            774,215
-------------------------------------------------------------------------------------------------------
Darling International, Inc. 1                                                39,000            137,670
-------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                         1,100             29,051
-------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                          29,300            799,304
-------------------------------------------------------------------------------------------------------
Imperial Sugar Co.                                                            1,100             14,905
-------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp.                                                         4,100            236,980
-------------------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                                       11,000            473,000
-------------------------------------------------------------------------------------------------------
Lance, Inc. 2                                                                 8,300            144,918
-------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1                                                         2,300             35,765
-------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                                               11,900            433,160
-------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc.                                                        7,900            331,168
-------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc.                                                      7,000            143,570
-------------------------------------------------------------------------------------------------------
Sanderson Farms, Inc. 2                                                       5,650            209,954
-------------------------------------------------------------------------------------------------------
Seaboard Corp. 2                                                                200            274,600
                                                                                        ---------------
                                                                                             4,043,590
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Central Garden & Pet Co. 1                                                    2,200             99,550
-------------------------------------------------------------------------------------------------------
Chattem, Inc. 1,2                                                            13,600            482,800
-------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc.                                                     6,500            240,110
-------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                    7,400            419,580
-------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                             7,600            144,780
                                                                                        ---------------
                                                                                             1,386,820
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Elizabeth Arden, Inc. 1,2                                                     8,400            181,272
-------------------------------------------------------------------------------------------------------
Mannatech, Inc. 2                                                             7,100             84,135
-------------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                             10,900            253,316
-------------------------------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                                                   8,800            256,432
-------------------------------------------------------------------------------------------------------


6                                      Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS CONTINUED
USANA Health Sciences, Inc. 1                                                12,100     $      577,170
                                                                                        ---------------
                                                                                             1,352,325
-------------------------------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./Carolina Group                                                    9,000            356,670
-------------------------------------------------------------------------------------------------------
Vector Group Ltd. 2                                                           6,635            132,766
                                                                                        ---------------
                                                                                               489,436
-------------------------------------------------------------------------------------------------------
ENERGY--8.2%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
Bronco Drilling Co., Inc. 1                                                     500             13,775
-------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1,2                                             12,800            811,648
-------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                                                   1,400             30,108
-------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc. 2                                             3,400            208,250
-------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 1                                                   18,100            445,803
-------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                 13,600            463,511
-------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                      3,500             51,590
-------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                                         9,700            394,305
-------------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                                                 4,400            126,500
-------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                       7,500            452,925
-------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                  5,200            356,928
-------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                2,600            144,534
-------------------------------------------------------------------------------------------------------
Lufkin Industries, Inc.                                                       1,700             74,035
-------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1,2                                                       7,600            228,000
-------------------------------------------------------------------------------------------------------
Newpark Resources, Inc. 1                                                     8,300             69,886
-------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                              5,600            219,800
-------------------------------------------------------------------------------------------------------
Offshore Logistics, Inc. 1                                                    6,900            255,300
-------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1,2                                            2,500             90,775
-------------------------------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,3                                           1,200             21,677
-------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                    3,000            147,639
-------------------------------------------------------------------------------------------------------
RPC, Inc. 2                                                                   2,100             54,096
-------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                              4,600            106,214
-------------------------------------------------------------------------------------------------------
Superior Well Services, Inc. 1,2                                              3,200             73,920
-------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                            7,100             22,964
-------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                           47,900            154,928
-------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc. 1                                                    9,100            284,102
-------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                               3,400            165,478
-------------------------------------------------------------------------------------------------------
Todco, Cl. A                                                                  9,000            375,390
-------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                   12,300            447,667
-------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                        9,000            357,930
-------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                          14,300            523,666
                                                                                        ---------------
                                                                                             7,173,344
-------------------------------------------------------------------------------------------------------
OIL & GAS--5.8%
Alberta Clipper Energy, Inc. 1                                                7,887             32,226
-------------------------------------------------------------------------------------------------------
Alon USA Energy, Inc. 1                                                       3,600             86,940
-------------------------------------------------------------------------------------------------------
Atlas America, Inc. 1                                                         3,068            149,872
-------------------------------------------------------------------------------------------------------


7                                      Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Atlas Energy Ltd. 1                                                          73,300     $      322,835
-------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                                                 10,600            706,914
-------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                                  1,400             70,714
-------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1                                                       12,100            253,253
-------------------------------------------------------------------------------------------------------
Capital Energy Resources Ltd. 1                                              24,500            115,914
-------------------------------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                                                   2,080             14,225
-------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1,2                                                       12,781            579,363
-------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                         36,133            173,749
-------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                                   17,000            557,770
-------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                             500             38,135
-------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                                           3,866             66,512
-------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                         1,940             29,605
-------------------------------------------------------------------------------------------------------
Daylight Energy Trust                                                         9,100             99,806
-------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                          4,500            163,935
-------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                       7,887             48,306
-------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                       9,700             55,527
-------------------------------------------------------------------------------------------------------
Encore Acquisition Co. 1,2                                                   21,600            839,160
-------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                       12,800            399,616
-------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1,4                                                          4,200             29,987
-------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1,4                                                         28,100            200,628
-------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1                                                            8,500            442,850
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp. 2                                                         14,500            643,075
-------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                 6,900            135,923
-------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1                                 7,500            147,742
-------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                     1,700             34,804
-------------------------------------------------------------------------------------------------------
Holly Corp.                                                                   8,400            537,432
-------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                    14,700            988,575
-------------------------------------------------------------------------------------------------------
Innova Exploration Ltd. 1                                                     3,900             27,510
-------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                                         11,700            322,101
-------------------------------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                                       19,500             94,774
-------------------------------------------------------------------------------------------------------
Maritrans, Inc.                                                               4,200            134,400
-------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                              45,050            170,512
-------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                     5,532             44,970
-------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,5                                                   6,400             52,026
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                    2,100            103,110
-------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                300             17,499
-------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                            25,200            741,368
-------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                                 9,000            345,060
-------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                            5,600            330,064
-------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                           1,940             29,989
-------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                     33,020            107,936
-------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                        7,000            164,387
-------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1,2                                                16,200            672,300
-------------------------------------------------------------------------------------------------------


8                                      Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Resource America, Inc., Cl. A 2                                               5,400     $       95,742
-------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                         275              4,956
-------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                       3,600             64,877
-------------------------------------------------------------------------------------------------------
Shiningbank Energy Income Fund                                                6,713            149,332
-------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co. 1                                                   8,200            530,458
-------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                                            22,800            834,480
-------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1,2                                                       13,300            811,832
-------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                         20,200            924,150
-------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                  6,100            410,164
-------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                         11,833            138,026
-------------------------------------------------------------------------------------------------------
TKE Energy Trust                                                             14,000            133,196
-------------------------------------------------------------------------------------------------------
TransMontaigne, Inc. 1                                                       13,900            111,061
-------------------------------------------------------------------------------------------------------
Trilogy Energy Trust                                                          9,800            235,200
-------------------------------------------------------------------------------------------------------
True Energy, Inc. 1                                                          15,000             76,129
-------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                          26,300            109,498
-------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,5                                                        21,300             88,681
-------------------------------------------------------------------------------------------------------
USEC, Inc. 2                                                                 15,900            177,444
-------------------------------------------------------------------------------------------------------
Vault Energy Trust                                                            5,200             61,416
-------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                      17,000            776,220
-------------------------------------------------------------------------------------------------------
West Energy Ltd. 1                                                            8,600             60,736
-------------------------------------------------------------------------------------------------------
White Fire Energy Ltd. 1                                                        275                766
-------------------------------------------------------------------------------------------------------
White Fire Energy Ltd. 1                                                      3,600             10,034
-------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                                                   9,800            429,632
-------------------------------------------------------------------------------------------------------
Zenas Energy Corp. 1                                                         17,437             95,247
                                                                                        ---------------
                                                                                            17,652,676
-------------------------------------------------------------------------------------------------------
FINANCIALS--16.3%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
GAMCO Investors, Inc., Cl. A 2                                                4,500            206,325
-------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                                       4,500            187,605
-------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                            11,300            510,082
-------------------------------------------------------------------------------------------------------
Refco, Inc. 1                                                                 5,700            161,139
-------------------------------------------------------------------------------------------------------
SWS Group, Inc.                                                               8,400            137,760
                                                                                        ---------------
                                                                                             1,202,911
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.1%
Amcore Financial, Inc.                                                        1,300             40,573
-------------------------------------------------------------------------------------------------------
AmericanWest Bancorporation 1                                                 1,310             30,287
-------------------------------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc. 2                                              4,300            126,764
-------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                      15,550            410,831
-------------------------------------------------------------------------------------------------------
BancFirst Corp.                                                                 500             42,500
-------------------------------------------------------------------------------------------------------
BancorpSouth, Inc. 2                                                         12,000            274,200
-------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                          5,600            275,632
-------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                                    8,800            149,512
-------------------------------------------------------------------------------------------------------
Banner Corp.                                                                  1,000             26,640
-------------------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                                                 1,200             40,800
-------------------------------------------------------------------------------------------------------
BOK Financial Corp.                                                           2,000             96,340
-------------------------------------------------------------------------------------------------------
Camden National Corp.                                                           300             11,301
-------------------------------------------------------------------------------------------------------


9                                      Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Capital Corp. of the West 2                                                     720     $       21,996
-------------------------------------------------------------------------------------------------------
Capital Crossing Bank 1                                                         700             24,318
-------------------------------------------------------------------------------------------------------
Capitol Bancorp Ltd.                                                          1,200             38,880
-------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                                             5,900            207,562
-------------------------------------------------------------------------------------------------------
Chemical Financial Corp.                                                        991             32,208
-------------------------------------------------------------------------------------------------------
Chittenden Corp.                                                             10,100            267,751
-------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                  2,400             51,216
-------------------------------------------------------------------------------------------------------
City Holding Co. 2                                                            8,500            303,960
-------------------------------------------------------------------------------------------------------
City National Corp.                                                           1,600            112,144
-------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                                 6,290            164,987
-------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc. 2                                                   4,100            211,068
-------------------------------------------------------------------------------------------------------
Commercial Federal Corp. 2                                                    3,700            126,318
-------------------------------------------------------------------------------------------------------
Community Bank System, Inc. 2                                                25,800            583,080
-------------------------------------------------------------------------------------------------------
Community Banks, Inc. 2                                                       1,408             39,579
-------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                 2,015             64,843
-------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                        6,300            345,429
-------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                    2,300            113,482
-------------------------------------------------------------------------------------------------------
Dime Community Bancshares, Inc. 2                                             1,012             14,897
-------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                        5,700            347,130
-------------------------------------------------------------------------------------------------------
F.N.B. Corp. 2                                                                2,600             44,928
-------------------------------------------------------------------------------------------------------
Fidelity Bankshares, Inc. 2                                                     324              9,898
-------------------------------------------------------------------------------------------------------
First BanCorp 2                                                               8,600            145,512
-------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                          900            153,585
-------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                                           30,200            402,566
-------------------------------------------------------------------------------------------------------
First Community Bancorp                                                       1,100             52,613
-------------------------------------------------------------------------------------------------------
First Defiance Financial Corp.                                                1,600             43,888
-------------------------------------------------------------------------------------------------------
First Financial Bancorp 2                                                     1,900             35,340
-------------------------------------------------------------------------------------------------------
First Financial Corp.                                                           300              8,100
-------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                                2,900             89,088
-------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc. 2                                                 4,800            178,752
-------------------------------------------------------------------------------------------------------
First Place Financial Corp. 2                                                 5,900            130,803
-------------------------------------------------------------------------------------------------------
First Republic Bank                                                           8,000            281,840
-------------------------------------------------------------------------------------------------------
First Security Group, Inc. 1,2                                               24,900            244,892
-------------------------------------------------------------------------------------------------------
First South Bancorp, Inc. 2                                                     400             13,324
-------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                 10,800            581,148
-------------------------------------------------------------------------------------------------------
FirstMerit Corp.                                                              4,000            107,160
-------------------------------------------------------------------------------------------------------
GB&T Bancshares, Inc. 2                                                         400              8,492
-------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                           9,100            224,224
-------------------------------------------------------------------------------------------------------
Greene County Bancshares, Inc.                                                3,500             90,580
-------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                           1,700             58,038
-------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                         5,000             89,750
-------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc. 2                                             8,500            308,295
-------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                         6,000            180,240
-------------------------------------------------------------------------------------------------------
Horizon Financial Corp.                                                         200              4,400
-------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                         1,000             42,330
-------------------------------------------------------------------------------------------------------
Independent Bank Corp.                                                       10,650            309,276
-------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                              11,300            447,254
-------------------------------------------------------------------------------------------------------


10                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
ITLA Capital Corp. 1                                                            900     $       47,241
-------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                             6,100            250,100
-------------------------------------------------------------------------------------------------------
MainSource Financial Group, Inc. 2                                            3,483             61,754
-------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                                     200             10,776
-------------------------------------------------------------------------------------------------------
NASB Financial, Inc. 2                                                          600             24,000
-------------------------------------------------------------------------------------------------------
National Bankshares, Inc.                                                       400             18,768
-------------------------------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                                           1,600             37,744
-------------------------------------------------------------------------------------------------------
Net.B@nk, Inc.                                                               13,300            110,523
-------------------------------------------------------------------------------------------------------
Old National Bancorp 2                                                        4,200             89,124
-------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp                                                      25,410            845,899
-------------------------------------------------------------------------------------------------------
People's Bank                                                                 2,450             71,001
-------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                                          12,910            390,657
-------------------------------------------------------------------------------------------------------
Preferred Bank                                                                  100              4,019
-------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc. 2                                                        2,400             82,272
-------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                   14,451            502,606
-------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                                              900             25,245
-------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc.                                                          957             13,532
-------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                                               3,838             80,291
-------------------------------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida 2                                           1,130             26,476
-------------------------------------------------------------------------------------------------------
Sound Federal Bancorp, Inc.                                                     100              1,671
-------------------------------------------------------------------------------------------------------
Southside Bancshares, Inc. 2                                                     31                589
-------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                       2,300             50,531
-------------------------------------------------------------------------------------------------------
State Bancorp, Inc.                                                           1,294             23,188
-------------------------------------------------------------------------------------------------------
State Financial Services Corp.                                                7,800            284,856
-------------------------------------------------------------------------------------------------------
Sterling Bancorp 2                                                            1,660             37,367
-------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                     7,100            104,441
-------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                         28,076            633,103
-------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Eastern US                                            100              2,015
-------------------------------------------------------------------------------------------------------
Susquehanna Bancshares, Inc.                                                  3,200             76,928
-------------------------------------------------------------------------------------------------------
SVB Financial Group 1,2                                                      15,100            734,464
-------------------------------------------------------------------------------------------------------
Taylor Capital Group, Inc.                                                    2,100             79,422
-------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                          12,800            342,400
-------------------------------------------------------------------------------------------------------
TierOne Corp. 2                                                               6,500            171,015
-------------------------------------------------------------------------------------------------------
UMB Financial Corp.                                                           1,700            111,656
-------------------------------------------------------------------------------------------------------
Union Bankshares Corp.                                                          900             37,602
-------------------------------------------------------------------------------------------------------
United Community Financial Corp.                                                900             10,098
-------------------------------------------------------------------------------------------------------
Vineyard National Bancorp Co. 2                                               1,200             35,460
-------------------------------------------------------------------------------------------------------
W. Holding Co., Inc.                                                          9,500             90,820
-------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                       8,000            359,680
-------------------------------------------------------------------------------------------------------
WesBanco, Inc.                                                                3,200             88,000
-------------------------------------------------------------------------------------------------------
Whitney Holding Corp.                                                         5,550            150,072
-------------------------------------------------------------------------------------------------------
Wilmington Trust Corp.                                                        4,200            153,090
-------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                          4,400            259,116
                                                                                        ---------------
                                                                                            15,412,156
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
ASTA Funding, Inc. 2                                                         10,800            327,888
-------------------------------------------------------------------------------------------------------


11                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
Nelnet, Inc., Cl. A 1,2                                                       4,900     $       186,249
                                                                                        ---------------
                                                                                               514,137
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Ace Cash Express, Inc. 1,2                                                      400              7,804
-------------------------------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                                       16,700            471,441
-------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. 1,2                                           3,900            282,438
-------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                             11,800            432,588
-------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                          16,500            393,855
-------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                      21,200            419,760
-------------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp. 1,2                                           10,200            305,694
-------------------------------------------------------------------------------------------------------
Cash America International, Inc. 2                                            5,900            122,425
-------------------------------------------------------------------------------------------------------
CompuCredit Corp. 1,2                                                        15,100            670,742
-------------------------------------------------------------------------------------------------------
Encore Capital Group, Inc. 1                                                  3,900             69,576
-------------------------------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1,2                                       5,500            144,760
-------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1,2                                        28,100            831,760
-------------------------------------------------------------------------------------------------------
Ladenburg Thalmann Financial Services, Inc. 1                                   768                468
-------------------------------------------------------------------------------------------------------
Lazard Ltd., Cl. A 2                                                          3,400             86,020
-------------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                     3,200             31,712
-------------------------------------------------------------------------------------------------------
Metris Cos., Inc. 1                                                           9,700            141,911
-------------------------------------------------------------------------------------------------------
Providian Financial Corp. 1                                                  12,200            215,696
-------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                 1,000             32,120
-------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                                           3,500             57,225
-------------------------------------------------------------------------------------------------------
Student Loan Corp. (The)                                                      1,100            260,568
-------------------------------------------------------------------------------------------------------
United PanAm Financial Corp. 1,2                                                800             19,976
-------------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                           4,600            309,074
-------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1                                                      6,900            175,329
                                                                                        ---------------
                                                                                             5,482,942
-------------------------------------------------------------------------------------------------------
INSURANCE--6.4%
21st Century Insurance Group 2                                                  900             14,355
-------------------------------------------------------------------------------------------------------
Affirmative Insurance Holdings, Inc.                                          3,600             52,416
-------------------------------------------------------------------------------------------------------
Alfa Corp.                                                                    6,800            113,424
-------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                                   6,800            279,752
-------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                                15,600            177,060
-------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                               10,000            339,300
-------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                                           5,800            284,954
-------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                             13,200            757,284
-------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                    12,100            600,039
-------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1,2                                                     10,100            272,801
-------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                12,100            357,555
-------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                9,900            376,794
-------------------------------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg. 2                                        600             15,018
-------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                          9,700            382,956
-------------------------------------------------------------------------------------------------------
Bristol West Holdings, Inc. 2                                                 7,600            138,700
-------------------------------------------------------------------------------------------------------
Clark, Inc.                                                                     700             11,781
-------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                    3,400            197,268
-------------------------------------------------------------------------------------------------------


12                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Delphi Financial Group, Inc., Cl. A 2                                        11,800     $      552,240
-------------------------------------------------------------------------------------------------------
Direct General Corp. 2                                                        4,300             84,839
-------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                  5,601            121,542
-------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                               779             34,681
-------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                    9,800            447,566
-------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                                5,700            205,143
-------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                      3,000             60,000
-------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                 16,400            467,892
-------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co. 2                                                  3,600            134,352
-------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                  30,700            607,246
-------------------------------------------------------------------------------------------------------
Independence Holding Co.                                                        640             11,648
-------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                           14,400            505,296
-------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                               700             22,855
-------------------------------------------------------------------------------------------------------
James River Group, Inc. 1                                                     3,900             68,640
-------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                          14,600            943,890
-------------------------------------------------------------------------------------------------------
Markel Corp. 1                                                                  200             66,100
-------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                         2,100            125,979
-------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 1                                    500            105,625
-------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                                                  16,000            408,640
-------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                          37,500          1,017,000
-------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                             14,300            381,381
-------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                       2,600            166,530
-------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                       5,700            483,930
-------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 2                                                   29,500            359,900
-------------------------------------------------------------------------------------------------------
Presidential Life Corp. 2                                                     3,000             54,000
-------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1                                                          8,900            415,363
-------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                             10,400            106,496
-------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                         8,000            329,440
-------------------------------------------------------------------------------------------------------
Pxre Group Ltd. 2                                                               900             12,114
-------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                              300             13,410
-------------------------------------------------------------------------------------------------------
Republic Cos. Group, Inc.                                                    24,700            312,702
-------------------------------------------------------------------------------------------------------
RLI Corp. 2                                                                  15,600            721,656
-------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                                                7,500            266,925
-------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                            18,600            909,540
-------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                7,300            614,660
-------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                    9,100            287,924
-------------------------------------------------------------------------------------------------------
Stewart Information Services Corp.                                           12,800            655,360
-------------------------------------------------------------------------------------------------------
Triad Guaranty, Inc. 1                                                          700             27,454
-------------------------------------------------------------------------------------------------------
UICI                                                                         11,900            428,400
-------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                        1,006             18,460
-------------------------------------------------------------------------------------------------------
United Fire & Casualty Co. 2                                                 13,600            613,496
-------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                 7,300            346,458
-------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                         34,000            773,160
-------------------------------------------------------------------------------------------------------
Vesta Insurance Group, Inc. 1                                                   700              1,421
-------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                              12,400            777,356
                                                                                        ---------------
                                                                                             19,440,167


13                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
Acadia Realty Trust                                                           1,100     $       19,789
-------------------------------------------------------------------------------------------------------
Agree Realty Corp. 2                                                          4,600            129,950
-------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                         1,100             90,959
-------------------------------------------------------------------------------------------------------
Amli Residential Properties Trust 2                                             800             25,656
-------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                            2,500            102,925
-------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp.                                               2,000             19,600
-------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                       4,600            143,014
-------------------------------------------------------------------------------------------------------
Camden Property Trust                                                           800             44,600
-------------------------------------------------------------------------------------------------------
Capital Automotive REIT                                                       1,500             58,065
-------------------------------------------------------------------------------------------------------
Capstead Mortgage Corp. 2                                                     1,100              7,601
-------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                      1,900             68,305
-------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Cl. A 1                                         7,500            369,000
-------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                             2,800            114,772
-------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                   1,454             64,674
-------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                                                  2,000            136,000
-------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                             3,100            108,345
-------------------------------------------------------------------------------------------------------
Correctional Properties Trust                                                 1,300             38,233
-------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                                  600             26,778
-------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                                             9,200            124,200
-------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                               1,300             79,209
-------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                         2,800            112,140
-------------------------------------------------------------------------------------------------------
Forest City Enterprises, Inc., Cl. A                                          3,600            137,160
-------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A 2                               3,800             38,722
-------------------------------------------------------------------------------------------------------
Getty Realty Corp. 2                                                          2,100             60,438
-------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                                                  800             15,360
-------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                       2,100             51,387
-------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                        3,000            111,270
-------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                                               3,100            124,434
-------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust 2                                          2,100             73,500
-------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                    2,300             67,873
-------------------------------------------------------------------------------------------------------
HRPT Properties Trust 2                                                       4,300             53,363
-------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                     18,300            842,898
-------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                           2,200            123,266
-------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                          5,700            134,235
-------------------------------------------------------------------------------------------------------
LTC Properties, Inc.                                                          1,000             21,200
-------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                              600             38,964
-------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                        1,500             67,410
-------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                      1,400             42,070
-------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                       2,200            102,322
-------------------------------------------------------------------------------------------------------
Mills Corp.                                                                   1,900            104,652
-------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc. 2                                          3,800             88,540
-------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                                              1,100             15,312
-------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                           1,300             85,670
-------------------------------------------------------------------------------------------------------
Parkway Properties, Inc.                                                        500             23,460
-------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust                                     3,100            130,758
-------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                       600             24,360
-------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                         500             22,900
-------------------------------------------------------------------------------------------------------
RAIT Investment Trust                                                           600             17,100
-------------------------------------------------------------------------------------------------------


14                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Ramco-Gershenson Properties Trust                                             2,100   $         61,299
-------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                                         1,500             35,865
-------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                           800             38,888
-------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                           800             45,960
-------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust 2                                             3,200             60,800
-------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                      158             11,711
-------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                         1,100             74,998
-------------------------------------------------------------------------------------------------------
Spirit Finance Corp.                                                         12,400            139,500
-------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                    1,500             28,125
-------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                                           4,800            133,488
-------------------------------------------------------------------------------------------------------
Town & Country Trust 2                                                          900             26,118
-------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1                                                          17,000            419,560
-------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                       1,600             36,896
-------------------------------------------------------------------------------------------------------
United Capital Corp. 1,2                                                        400              9,384
-------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                            2,400             56,880
-------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                  1,900             61,180
-------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                          1,500             40,380
-------------------------------------------------------------------------------------------------------
Weingarten Realty Investors                                                   1,900             71,915
                                                                                        ---------------
                                                                                             5,855,386
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Accredited Home Lenders Holding Co. 1,2                                       3,600            126,576
-------------------------------------------------------------------------------------------------------
Bank Mutual Corp. 2                                                          17,536            187,986
-------------------------------------------------------------------------------------------------------
Clifton Savings Bancorp, Inc. 2                                                 300              3,090
-------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc. 2                                              900             15,300
-------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                       7,900            172,457
-------------------------------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                                          1,900             29,583
-------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                         8,000            318,960
-------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                            8,500            451,350
                                                                                        ---------------
                                                                                             1,305,302
-------------------------------------------------------------------------------------------------------
HEALTH CARE--11.9%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Aastrom Biosciences, Inc. 1,2                                                 3,500              8,225
-------------------------------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. 1,2                                              3,200             36,384
-------------------------------------------------------------------------------------------------------
Albany Molecular Research, Inc. 1,2                                          13,900            169,302
-------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. 1,2                                             4,400            121,792
-------------------------------------------------------------------------------------------------------
Alkermes, Inc. 1                                                              5,700             95,760
-------------------------------------------------------------------------------------------------------
Anadys Pharmaceuticals, Inc. 1                                                2,100             22,407
-------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                       20,600            478,744
-------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. 1                                                12,100            119,790
-------------------------------------------------------------------------------------------------------
ArQule, Inc. 1,2                                                              9,300             72,819
-------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1,2                                                    16,300            117,034
-------------------------------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1,2                                             9,200             80,316
-------------------------------------------------------------------------------------------------------
Cotherix, Inc. 1,2                                                            2,900             40,455
-------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1,2                                              1,300             28,002
-------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc. 1,2                                                     5,800            155,150
-------------------------------------------------------------------------------------------------------


15                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
Human Genome Sciences, Inc. 1,2                                               2,200     $       29,898
-------------------------------------------------------------------------------------------------------
ID Biomedical Corp. 1                                                         7,800            234,390
-------------------------------------------------------------------------------------------------------
Idenix Pharmaceuticals, Inc. 1,2                                              3,900             97,890
-------------------------------------------------------------------------------------------------------
ImmunoGen, Inc. 1,2                                                           2,300             16,882
-------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1,2                                                          4,400            331,012
-------------------------------------------------------------------------------------------------------
Medarex, Inc. 1                                                               4,400             41,888
-------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                                     8,500            185,810
-------------------------------------------------------------------------------------------------------
NeoPharm, Inc. 1,2                                                            3,100             38,440
-------------------------------------------------------------------------------------------------------
Northfield Laboratories, Inc. 1                                               1,600             20,640
-------------------------------------------------------------------------------------------------------
Orchid Cellmark, Inc. 1,2                                                     3,900             33,150
-------------------------------------------------------------------------------------------------------
Progenics Pharmaceuticals, Inc. 1,2                                           1,000             23,710
-------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc. 1                                                   1,300             36,400
-------------------------------------------------------------------------------------------------------
Senomyx, Inc. 1,2                                                             3,700             63,011
-------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                               10,200            581,196
-------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1,2                                            18,500             91,575
-------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1,2                                                10,500            732,900
-------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc. 1,2                                              7,600            169,860
-------------------------------------------------------------------------------------------------------
ViroPharma, Inc. 1,2                                                          8,900            185,120
                                                                                        ---------------
                                                                                             4,459,952
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Adeza Biomedical Corp. 1,2                                                      300              5,223
-------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc. 1,2                                    7,200            341,712
-------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. 1                                    20,800            419,120
-------------------------------------------------------------------------------------------------------
Analogic Corp. 2                                                              3,000            151,230
-------------------------------------------------------------------------------------------------------
Anika Therapeutics, Inc. 1                                                    5,300             62,646
-------------------------------------------------------------------------------------------------------
Arrow International, Inc.                                                     2,300             64,860
-------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1,2                                             13,700            405,931
-------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                           4,800            387,264
-------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                                           2,600            142,974
-------------------------------------------------------------------------------------------------------
ConMed Corp. 1,2                                                             11,000            306,680
-------------------------------------------------------------------------------------------------------
Cutera, Inc. 1,2                                                             12,100            313,874
-------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                                                   7,700            282,282
-------------------------------------------------------------------------------------------------------
Diagnostic Products Corp.                                                     2,800            147,644
-------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1,2                                                     12,700            367,538
-------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                  7,300            324,193
-------------------------------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                                            900             24,696
-------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                                        15,600            741,468
-------------------------------------------------------------------------------------------------------
HealthTronics, Inc. 1                                                         1,100             10,956
-------------------------------------------------------------------------------------------------------
Hologic, Inc. 1,2                                                            14,800            854,700
-------------------------------------------------------------------------------------------------------
Inamed Corp. 1                                                                1,150             87,032
-------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1,2                                                 12,100            886,809
-------------------------------------------------------------------------------------------------------
Kensey Nash Corp. 1,2                                                           500             15,330
-------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1,2                                                              4,800            210,912
-------------------------------------------------------------------------------------------------------


16                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
LifeCell Corp. 1,2                                                            8,000     $      173,040
-------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc. 1,2                                                    4,200            140,406
-------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A 2                                         3,700            139,823
-------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                                             1,300             22,308
-------------------------------------------------------------------------------------------------------
Mentor Corp. 2                                                               14,200            781,142
-------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                                  20,800            430,560
-------------------------------------------------------------------------------------------------------
NuVasive, Inc. 1,2                                                            2,600             48,724
-------------------------------------------------------------------------------------------------------
OraSure Technologies, Inc. 1,2                                               25,800            243,294
-------------------------------------------------------------------------------------------------------
Respironics, Inc. 1                                                           3,100            130,758
-------------------------------------------------------------------------------------------------------
Somanetics Corp. 1,2                                                          4,300            107,500
-------------------------------------------------------------------------------------------------------
SonoSite, Inc. 1,2                                                            4,400            130,592
-------------------------------------------------------------------------------------------------------
SurModics, Inc. 1,2                                                           2,800            108,332
-------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                                            11,800            490,644
-------------------------------------------------------------------------------------------------------
Syneron Medical Ltd. 1,2                                                      1,200             43,848
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                       4,000            123,600
-------------------------------------------------------------------------------------------------------
Thoratec Corp. 1,2                                                           24,100            428,016
-------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                               10,000            343,200
-------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1,2                                            10,200            388,314
-------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                                                     9,900            247,401
-------------------------------------------------------------------------------------------------------
Vital Signs, Inc.                                                             2,000             92,180
-------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc. 2                                          3,400            100,878
                                                                                        ---------------
                                                                                            11,269,634
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.7%
Allscripts Healthcare Solutions, Inc. 1,2                                    22,700            409,054
-------------------------------------------------------------------------------------------------------
Amedisys, Inc. 1                                                              1,300             50,700
-------------------------------------------------------------------------------------------------------
American Healthways, Inc. 1,2                                                19,100            809,840
-------------------------------------------------------------------------------------------------------
American Retirement Corp. 1,2                                                14,300            269,269
-------------------------------------------------------------------------------------------------------
AMICAS, Inc. 1                                                                5,000             27,000
-------------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1                                               6,400             99,008
-------------------------------------------------------------------------------------------------------
AmSurg Corp. 1,2                                                              9,300            254,448
-------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                               17,800            567,998
-------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1,2                                                46,300            567,175
-------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                                            3,300             57,057
-------------------------------------------------------------------------------------------------------
Cantel Medical Corp. 1,2                                                      2,450             51,548
-------------------------------------------------------------------------------------------------------
Cerner Corp. 1,2                                                              3,400            295,562
-------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                 13,400            580,756
-------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1                                              7,100            275,551
-------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc.                                             9,000            310,860
-------------------------------------------------------------------------------------------------------
CorVel Corp. 1                                                                  200              4,792
-------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1                                             11,900            220,864
-------------------------------------------------------------------------------------------------------
Dendrite International, Inc. 1,2                                              2,600             52,234
-------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                 17,400            701,568
-------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                                              11,700            212,004
-------------------------------------------------------------------------------------------------------


17
                                       Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Health Net, Inc. 1                                                            9,100     $      430,612
-------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                6,500            311,220
-------------------------------------------------------------------------------------------------------
IDX Systems Corp. 1,2                                                         3,900            168,402
-------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                                                 23,200            691,360
-------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                             15,400            571,648
-------------------------------------------------------------------------------------------------------
LHC Group, Inc. 1                                                             8,100            125,145
-------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                      8,500            348,925
-------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                              1,600             56,240
-------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                              2,900            111,389
-------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 2                                                     8,800            332,200
-------------------------------------------------------------------------------------------------------
MedCath Corp. 1,2                                                             8,300            197,125
-------------------------------------------------------------------------------------------------------
Merge Technologies, Inc. 1                                                    1,900             32,471
-------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. 1                                                 2,200             43,890
-------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                   1,300             45,500
-------------------------------------------------------------------------------------------------------
National Medical Health Card Systems, Inc. 1                                    800             22,112
-------------------------------------------------------------------------------------------------------
NovaMed Eyecare, Inc. 1,2                                                     2,500             17,101
-------------------------------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                                                  7,400            125,578
-------------------------------------------------------------------------------------------------------
Option Care, Inc. 2                                                          18,150            265,716
-------------------------------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                                        18,900            554,715
-------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                             4,500            359,010
-------------------------------------------------------------------------------------------------------
Parexel International Corp. 1,2                                               6,700            134,603
-------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                              13,100          1,006,342
-------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                                                16,800            347,088
-------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                                                   5,600             74,704
-------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1,2                                               1,800             97,614
-------------------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                                       6,700            137,484
-------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1                                                              7,600            116,964
-------------------------------------------------------------------------------------------------------
Rural/Metro Corp. 1                                                           8,700             76,995
-------------------------------------------------------------------------------------------------------
Service Corp. International                                                  50,800            421,132
-------------------------------------------------------------------------------------------------------
SFBC International, Inc. 1,2                                                    900             39,951
-------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                                              7,000            482,090
-------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc.                                                    48,100            318,903
-------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                              13,800            921,012
-------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                       4,800            217,296
-------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                                       23,500            331,820
-------------------------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc. 1                                                 2,900             52,664
-------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1,2                             27,950          1,093,125
-------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                          700             33,341
-------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                           18,700            477,224
-------------------------------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                                         1,100             28,831
-------------------------------------------------------------------------------------------------------
WebMD Health Corp., Cl. A 1                                                   1,300             32,044
-------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                            2,100            159,390
                                                                                        ---------------
                                                                                            17,228,264


18
                                       Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
Adams Respiratory Therapeutics, Inc. 1                                        1,400     $       45,206
-------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                        22,400            557,088
-------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                                  7,800            428,376
-------------------------------------------------------------------------------------------------------
Caraco Pharmaceutical Laboratories Ltd. 1                                       700              6,083
-------------------------------------------------------------------------------------------------------
CNS, Inc.                                                                    12,000            312,840
-------------------------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1,2                                                  2,000             33,960
-------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc. 1                                             13,600            160,208
-------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                                      12,300            328,041
-------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1,2                                        6,700            133,129
-------------------------------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1                                                 9,700            291,776
-------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc. 1                                              2,400             37,824
-------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1                                                   2,300            153,939
-------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                        20,100            654,456
-------------------------------------------------------------------------------------------------------
NitroMed, Inc. 1,2                                                            1,800             32,400
                                                                                        ---------------
                                                                                             3,175,326
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.5%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
AAR Corp. 1                                                                  10,100            173,518
-------------------------------------------------------------------------------------------------------
Argon ST, Inc. 1                                                              1,200             35,208
-------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                                      1,800             77,418
-------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                        650              6,045
-------------------------------------------------------------------------------------------------------
Aviall, Inc. 1                                                               10,400            351,312
-------------------------------------------------------------------------------------------------------
DRS Technologies, Inc. 2                                                      7,900            389,944
-------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1,2                                                  15,200            761,064
-------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                9,900            438,966
-------------------------------------------------------------------------------------------------------
HEICO Corp., Cl. A                                                               30                534
-------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1,2                                     14,702            228,322
-------------------------------------------------------------------------------------------------------
K&F Industries Holdings, Inc. 1                                               5,200             86,996
-------------------------------------------------------------------------------------------------------
Kaman Corp., Cl. A                                                            3,800             77,710
-------------------------------------------------------------------------------------------------------
Moog, Inc., Cl. A 1                                                           4,200            123,984
-------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                     3,200            169,920
-------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                22,100            761,787
-------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1                                                         5,300            197,001
                                                                                        ---------------
                                                                                             3,879,729
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
ABX Air, Inc. 1                                                              14,900            122,180
-------------------------------------------------------------------------------------------------------
Dynamex, Inc. 1,2                                                             2,600             40,664
-------------------------------------------------------------------------------------------------------
Forward Air Corp.                                                             6,850            252,354
-------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                      1,600             58,736
                                                                                        ---------------
                                                                                               473,934
-------------------------------------------------------------------------------------------------------
AIRLINES--0.7%
Alaska Air Group, Inc. 1,2                                                   23,900            694,534
-------------------------------------------------------------------------------------------------------
AMR Corp. 1,2                                                                14,900            166,582
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                         8,600             83,076
-------------------------------------------------------------------------------------------------------


19                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
AIRLINES CONTINUED
ExpressJet Holdings, Inc. 1,2                                                13,900     $      124,683
-------------------------------------------------------------------------------------------------------
Frontier Airlines, Inc. 1,2                                                   7,700             75,306
-------------------------------------------------------------------------------------------------------
Hawaiian Holdings, Inc. 1                                                     3,300              9,702
-------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc. 1,2                                                     41,200            339,900
-------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                15,700            421,074
-------------------------------------------------------------------------------------------------------
World Air Holdings, Inc. 1                                                   13,300            140,980
                                                                                        ---------------
                                                                                             2,055,837
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
Apogee Enterprises, Inc.                                                      8,600            147,060
-------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                                               32,000            714,560
-------------------------------------------------------------------------------------------------------
Crane Co.                                                                     8,400            249,816
-------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                   31,000            849,710
-------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                            10,700            613,324
-------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                12,500            859,000
-------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                  6,000            318,660
                                                                                        ---------------
                                                                                             3,752,130
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.2%
ABM Industries, Inc. 2                                                        4,400             91,564
-------------------------------------------------------------------------------------------------------
Acco Brands Corp. 1                                                           1,599             45,124
-------------------------------------------------------------------------------------------------------
Adesa, Inc.                                                                   5,700            125,970
-------------------------------------------------------------------------------------------------------
Administaff, Inc. 2                                                          20,200            802,748
-------------------------------------------------------------------------------------------------------
Advisory Board Co. (The) 1,2                                                  5,800            301,832
-------------------------------------------------------------------------------------------------------
American Reprographics Co. 1                                                  1,500             25,650
-------------------------------------------------------------------------------------------------------
Banta Corp.                                                                  17,500            890,575
-------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A 2                                                         12,300            380,562
-------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                                     17,300            664,320
-------------------------------------------------------------------------------------------------------
Brink's Co. (The)                                                               900             36,954
-------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                                      13,100            444,745
-------------------------------------------------------------------------------------------------------
CompX International, Inc.                                                       600              9,840
-------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                 5,900            253,995
-------------------------------------------------------------------------------------------------------
Copart, Inc. 1                                                                1,100             26,257
-------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                 4,400            343,112
-------------------------------------------------------------------------------------------------------
CPI Corp.                                                                       600             10,554
-------------------------------------------------------------------------------------------------------
DiamondCluster International, Inc. 1                                          4,600             34,868
-------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                      4,300            283,241
-------------------------------------------------------------------------------------------------------
Duratek, Inc. 1,2                                                             1,700             31,076
-------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                 7,800            272,532
-------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                              5,000            156,950
-------------------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                                     1,300             51,207
-------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                       2,200             58,300
-------------------------------------------------------------------------------------------------------
Global Cash Access, Inc. 1,2                                                 11,000            155,100
-------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                        19,200            852,480
-------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                                            16,474            317,125
-------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1,2                                  7,400            239,612
-------------------------------------------------------------------------------------------------------
HNI Corp.                                                                     6,400            385,408
-------------------------------------------------------------------------------------------------------


20                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Hudson Highland Group, Inc. 1,2                                               4,200     $      104,874
-------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                  10,100            100,798
-------------------------------------------------------------------------------------------------------
Imagistics International, Inc. 1                                              1,500             62,775
-------------------------------------------------------------------------------------------------------
Integrated Alarm Services Group, Inc. 1                                       9,600             36,000
-------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                             27,900            667,089
-------------------------------------------------------------------------------------------------------
Kforce, Inc. 1,2                                                              4,300             44,290
-------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                  11,500            211,025
-------------------------------------------------------------------------------------------------------
Korn-Ferry International 1,2                                                 22,300            365,497
-------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                                        34,000            872,100
-------------------------------------------------------------------------------------------------------
McGrath RentCorp 2                                                            7,200            203,976
-------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                        11,400            345,420
-------------------------------------------------------------------------------------------------------
Mobile Mini, Inc. 1,2                                                         2,800            121,380
-------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                  35,200            966,592
-------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1,2                                      12,400            535,432
-------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 2                                               7,300            282,510
-------------------------------------------------------------------------------------------------------
PRG-Schultz International, Inc. 1                                             2,500              7,525
-------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                       9,100            321,139
-------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1,2                                               18,700            554,081
-------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                               1,900             67,621
-------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                16,100            314,272
-------------------------------------------------------------------------------------------------------
ServiceMaster Co. (The)                                                      17,600            238,304
-------------------------------------------------------------------------------------------------------
SITEL Corp. 1                                                                 1,900              5,320
-------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                            16,300            272,536
-------------------------------------------------------------------------------------------------------
Sourcecorp, Inc. 1                                                              400              8,576
-------------------------------------------------------------------------------------------------------
Spherion Corp. 1                                                             18,700            142,120
-------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A 2                                                     11,700            169,182
-------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1,2                                                  29,100            291,582
-------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                     8,000            382,880
-------------------------------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                                             2,100             76,335
-------------------------------------------------------------------------------------------------------
Viad Corp. 2                                                                 11,000            300,850
-------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                                             2,700             54,864
-------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                     6,800            238,544
-------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc.                                                      200              2,660
-------------------------------------------------------------------------------------------------------
West Corp. 1                                                                  2,000             74,780
                                                                                        ---------------
                                                                                            15,734,630
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.6%
Comfort Systems USA, Inc. 1,2                                                 8,700             76,647
-------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                          12,500            741,250
-------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                   10,100            386,224
-------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                                        400              6,916
-------------------------------------------------------------------------------------------------------
MasTec, Inc. 1,2                                                              9,600            104,640
-------------------------------------------------------------------------------------------------------
McDermott International, Inc. 1                                              12,600            461,286
-------------------------------------------------------------------------------------------------------
Perini Corp. 1,2                                                             10,200            185,640
-------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                                                    25,900            330,484
-------------------------------------------------------------------------------------------------------


21                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING CONTINUED
Shaw Group, Inc. (The) 1                                                      1,800     $       44,388
-------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                  21,700            876,463
-------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 1                                       17,400            937,686
-------------------------------------------------------------------------------------------------------
Williams Scotsman International, Inc. 1,2                                    38,900            622,400
                                                                                        ---------------
                                                                                             4,774,024
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Acuity Brands, Inc.                                                           7,600            225,492
-------------------------------------------------------------------------------------------------------
American Power Conversion Corp.                                              13,500            349,650
-------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                                    100              4,297
-------------------------------------------------------------------------------------------------------
General Cable Corp. 1,2                                                      15,400            258,720
-------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                                   9,800            471,184
-------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                   100              1,774
-------------------------------------------------------------------------------------------------------
LaBarge, Inc. 1,2                                                             4,900             63,308
-------------------------------------------------------------------------------------------------------
LSI Industries, Inc.                                                          7,700            146,300
-------------------------------------------------------------------------------------------------------
Preformed Line Products Co. 2                                                   600             28,320
-------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp.                                                            6,300            179,550
-------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                       11,800            406,038
-------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                 5,100             77,265
-------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                         4,700            399,735
                                                                                        ---------------
                                                                                             2,611,633
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Alleghany Corp.                                                                 600            183,600
-------------------------------------------------------------------------------------------------------
Raven Industries, Inc. 2                                                      5,600            163,800
-------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                  500             35,250
-------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                                1,300             16,913
                                                                                        ---------------
                                                                                               399,563
-------------------------------------------------------------------------------------------------------
MACHINERY--3.6%
Albany International Corp., Cl. A                                            24,100            888,567
-------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                                          900             13,950
-------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                      9,800            278,222
-------------------------------------------------------------------------------------------------------
Barnes Group, Inc. 2                                                         11,600            415,976
-------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A 2                                          8,500            417,605
-------------------------------------------------------------------------------------------------------
Cascade Corp.                                                                 6,800            331,160
-------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                 12,700            394,843
-------------------------------------------------------------------------------------------------------
CIRCOR International, Inc.                                                    3,000             82,350
-------------------------------------------------------------------------------------------------------
Clarcor, Inc. 2                                                               3,200             91,904
-------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                 4,900            431,151
-------------------------------------------------------------------------------------------------------
EnPro Industries, Inc. 1                                                      2,800             94,332
-------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                            25,800            937,830
-------------------------------------------------------------------------------------------------------
Freightcar America, Inc.                                                      6,100            248,758
-------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                  6,400            419,648
-------------------------------------------------------------------------------------------------------
Hexcel Corp. 1,2                                                              8,200            149,978
-------------------------------------------------------------------------------------------------------
Idex Corp. 2                                                                  3,100            131,905
-------------------------------------------------------------------------------------------------------
JLG Industries, Inc. 2                                                       25,200            922,068
-------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                              8,173            412,410
-------------------------------------------------------------------------------------------------------


22                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Middleby Corp. (The) 1,2                                                      2,400     $      174,000
-------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                      9,100            252,707
-------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                 3,800            434,910
-------------------------------------------------------------------------------------------------------
Omega Flex, Inc. 1                                                              500              7,995
-------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                           2,800            120,848
-------------------------------------------------------------------------------------------------------
Pall Corp.                                                                   11,300            310,750
-------------------------------------------------------------------------------------------------------
RBC Bearings, Inc. 1                                                          6,800            108,460
-------------------------------------------------------------------------------------------------------
SPX Corp.                                                                     3,600            165,420
-------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                           25,200            601,020
-------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                        7,500            182,250
-------------------------------------------------------------------------------------------------------
Tennant Co.                                                                     600             24,588
-------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                 9,100            449,813
-------------------------------------------------------------------------------------------------------
Timken Co.                                                                    7,000            207,410
-------------------------------------------------------------------------------------------------------
Titan International, Inc. 2                                                   7,700            105,721
-------------------------------------------------------------------------------------------------------
Toro Co. (The) 2                                                             18,500            680,060
-------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                 19,800            540,144
                                                                                        ---------------
                                                                                            11,028,753
-------------------------------------------------------------------------------------------------------
MARINE--0.4%
Alexander & Baldwin, Inc.                                                     8,900            473,836
-------------------------------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A 1                                                 28,300            306,489
-------------------------------------------------------------------------------------------------------
Kirby Corp. 1                                                                 6,100            301,523
                                                                                        ---------------
                                                                                             1,081,848
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.2%
Amerco, Inc.                                                                  4,000            232,760
-------------------------------------------------------------------------------------------------------
Arkansas Best Corp. 2                                                         4,800            167,376
-------------------------------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                                                 2,200            141,064
-------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                      9,700            509,250
-------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2                                     6,000            202,020
-------------------------------------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. A                                    2,500            113,225
-------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1,2                                            7,350            232,995
-------------------------------------------------------------------------------------------------------
Heartland Express, Inc. 2                                                     6,000            122,040
-------------------------------------------------------------------------------------------------------
Kansas City Southern 1                                                          800             18,648
-------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                  20,700            500,319
-------------------------------------------------------------------------------------------------------
Mullen Group Income Fund                                                      3,900             90,044
-------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                    17,200            453,392
-------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                    5,500             86,405
-------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                             26,400            467,280
-------------------------------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1                                          3,800             70,604
-------------------------------------------------------------------------------------------------------
USA Truck, Inc. 1                                                             3,400             86,020
-------------------------------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                                        1,326             54,923
                                                                                        ---------------
                                                                                             3,548,365
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Applied Industrial Technologies, Inc.                                        25,450            913,146
-------------------------------------------------------------------------------------------------------
Fastenal Co.                                                                  2,200            134,398
-------------------------------------------------------------------------------------------------------
GATX Corp.                                                                   27,500          1,087,625
-------------------------------------------------------------------------------------------------------
Lawson Products, Inc.                                                           300             11,016
-------------------------------------------------------------------------------------------------------


23                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
MSC Industrial Direct Co., Inc., Cl. A                                        5,100     $      169,167
-------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                            13,300            240,730
-------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1,2                                                     15,600            307,476
-------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                  22,900            775,623
                                                                                        ---------------
                                                                                             3,639,181
-------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Interpool, Inc. 2                                                             1,500             27,375
-------------------------------------------------------------------------------------------------------
Macquarie Infrastructure Co. Trust 2                                          1,300             36,660
                                                                                        ---------------
                                                                                                64,035
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.0%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.8%
ADC Telecommunications, Inc. 1                                                1,700             38,862
-------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                 17,400            548,100
-------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1,2                                                    1,100             15,510
-------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1                                                          10,500            124,530
-------------------------------------------------------------------------------------------------------
Avocent Corp. 1                                                               8,400            265,776
-------------------------------------------------------------------------------------------------------
Black Box Corp. 2                                                             7,800            327,288
-------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                       63,700            259,896
-------------------------------------------------------------------------------------------------------
CommScope, Inc. 1,2                                                          22,300            386,682
-------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1,2                                         16,500            684,255
-------------------------------------------------------------------------------------------------------
Digi International, Inc. 1                                                   17,200            184,556
-------------------------------------------------------------------------------------------------------
Echelon Corp. 1                                                               3,700             34,077
-------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                               39,400            796,274
-------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                                     11,400             50,730
-------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                      9,500            120,650
-------------------------------------------------------------------------------------------------------
Harris Corp.                                                                  6,800            284,240
-------------------------------------------------------------------------------------------------------
Netgear, Inc. 1,2                                                            24,500            589,470
-------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                             9,300            116,715
-------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                              8,100             57,915
-------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                              9,600            289,248
-------------------------------------------------------------------------------------------------------
SpectraLink Corp. 2                                                           7,600             96,900
-------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                                        36,400            281,736
                                                                                        ---------------
                                                                                             5,553,410
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Electronics for Imaging, Inc. 1,2                                            25,200            578,088
-------------------------------------------------------------------------------------------------------
Imation Corp.                                                                23,100            990,297
-------------------------------------------------------------------------------------------------------
Intergraph Corp. 1,2                                                         22,200            992,562
-------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1,2                                        8,200            245,344
-------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                   3,300            105,303
-------------------------------------------------------------------------------------------------------
Palm, Inc. 1                                                                 23,300            660,089
-------------------------------------------------------------------------------------------------------
Rimage Corp. 1                                                                  400             10,668
-------------------------------------------------------------------------------------------------------
SimpleTech, Inc. 1                                                            4,200             20,790
-------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                                           1,100             32,670
-------------------------------------------------------------------------------------------------------


24                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
Western Digital Corp. 1                                                      51,500     $      665,895
                                                                                        ---------------
                                                                                             4,301,706
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
Agilysys, Inc.                                                               15,200            255,968
-------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                        10,500            423,570
-------------------------------------------------------------------------------------------------------
Anixter International, Inc. 1                                                12,200            492,026
-------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                 8,500            207,825
-------------------------------------------------------------------------------------------------------
BEI Technologies, Inc.                                                          300             10,497
-------------------------------------------------------------------------------------------------------
Belden CDT, Inc. 2                                                            9,400            182,642
-------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc. 1,2                                                 15,800            158,474
-------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1,2                                                        23,150            443,091
-------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1,2                                                  5,900            139,948
-------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                             19,700            576,816
-------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                                      16,100            359,996
-------------------------------------------------------------------------------------------------------
Fargo Electronics, Inc. 1                                                     4,600             80,362
-------------------------------------------------------------------------------------------------------
Hypercom Corp. 1,2                                                            1,900             12,388
-------------------------------------------------------------------------------------------------------
Itron, Inc. 1                                                                 3,900            178,074
-------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc.                                                    7,100            103,660
-------------------------------------------------------------------------------------------------------
Komag, Inc. 1,2                                                               6,600            210,936
-------------------------------------------------------------------------------------------------------
LoJack Corp. 1                                                                  400              8,456
-------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                            14,000            528,780
-------------------------------------------------------------------------------------------------------
PAR Technology Corp. 1,2                                                      2,100             48,300
-------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                                   13,200            351,780
-------------------------------------------------------------------------------------------------------
Paxar Corp. 1                                                                10,100            170,185
-------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1                                                         4,300             23,392
-------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                9,600            164,064
-------------------------------------------------------------------------------------------------------
RadiSys Corp. 1,2                                                             6,300            122,220
-------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                                            5,300            201,347
-------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                             3,400            124,814
-------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                       750             25,268
-------------------------------------------------------------------------------------------------------
UNOVA, Inc. 1,2                                                              24,000            839,520
-------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                  3,400             52,088
                                                                                        ---------------
                                                                                             6,496,487
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.0%
AsiaInfo Holdings, Inc. 1,2                                                  18,400             89,240
-------------------------------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                                          4,300            107,543
-------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc. 1,2                                                   3,600            156,528
-------------------------------------------------------------------------------------------------------
Corillian Corp. 1                                                             4,800             15,360
-------------------------------------------------------------------------------------------------------
Covansys Corp. 1                                                              4,500             71,820
-------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                          15,900            104,622
-------------------------------------------------------------------------------------------------------
Digital Insight Corp. 1                                                      27,300            711,438
-------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                            77,400            828,180
-------------------------------------------------------------------------------------------------------
eCollege.com, Inc. 1                                                          1,200             17,832
-------------------------------------------------------------------------------------------------------


25                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
InfoSpace, Inc. 1                                                               800     $       19,096
-------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                                          35,600            854,756
-------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                              900              7,353
-------------------------------------------------------------------------------------------------------
iPass, Inc. 1                                                                 1,200              6,456
-------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                              1,700             68,714
-------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                6,900            485,001
-------------------------------------------------------------------------------------------------------
Online Resources & Communications Corp. 1                                    10,900            115,322
-------------------------------------------------------------------------------------------------------
Selectica, Inc. 1,2                                                           1,900              6,099
-------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                                          52,100            330,835
-------------------------------------------------------------------------------------------------------
United Online, Inc.                                                          49,200            681,420
-------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1,2                                                         28,804            492,260
-------------------------------------------------------------------------------------------------------
Vignette Corp. 1                                                             15,100            240,241
-------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1,2                                                2,500             61,275
-------------------------------------------------------------------------------------------------------
webMethods, Inc. 1,2                                                          4,500             31,815
-------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                           13,100            670,851
                                                                                        ---------------
                                                                                             6,174,057
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.6%
Anteon International Corp. 1                                                  8,600            367,736
-------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                             11,400            236,550
-------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                             8,100            116,397
-------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                            44,600            968,266
-------------------------------------------------------------------------------------------------------
eFunds Corp. 1                                                                8,800            165,704
-------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                                                  2,200             45,804
-------------------------------------------------------------------------------------------------------
Global Payments, Inc. 2                                                       3,100            240,932
-------------------------------------------------------------------------------------------------------
infoUSA, Inc. 2                                                              19,900            211,338
-------------------------------------------------------------------------------------------------------
Integral Systems, Inc.                                                          100              2,064
-------------------------------------------------------------------------------------------------------
Intrado, Inc. 1,2                                                             8,500            153,255
-------------------------------------------------------------------------------------------------------
Keane, Inc. 1,2                                                               8,900            101,727
-------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 2                                                      39,600            274,824
-------------------------------------------------------------------------------------------------------
ManTech International Corp. 1,2                                              11,700            308,997
-------------------------------------------------------------------------------------------------------
Maximus, Inc.                                                                11,600            414,700
-------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                            16,500            194,700
-------------------------------------------------------------------------------------------------------
Pegasus Solutions, Inc. 1,2                                                   3,100             27,838
-------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                                                 23,500            332,525
-------------------------------------------------------------------------------------------------------
SI International, Inc. 1                                                        600             18,582
-------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1,2                                            2,000             70,960
-------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                       2,700             98,928
-------------------------------------------------------------------------------------------------------
Startek, Inc. 2                                                               1,400             18,480
-------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1,2                                                  15,000            178,500
-------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1,2                                  14,900            135,143
                                                                                        ---------------
                                                                                             4,683,950
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
ADE Corp. 1,2                                                                13,200            296,736
-------------------------------------------------------------------------------------------------------


26                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Advanced Analogic Technologies, Inc. 1                                        2,800     $       31,332
-------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                                         24,500            263,620
-------------------------------------------------------------------------------------------------------
ATMI, Inc. 1,2                                                               21,200            657,200
-------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                                 35,100            183,222
-------------------------------------------------------------------------------------------------------
Cascade Microtech, Inc. 1                                                       900             12,114
-------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1,2                                                       12,800             97,152
-------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                   13,300            314,545
-------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                29,400            920,808
-------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1,2                                               5,700             85,785
-------------------------------------------------------------------------------------------------------
Diodes, Inc. 1,2                                                              6,550            237,503
-------------------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                                             2,800             71,848
-------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                             17,475            197,468
-------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                                  11,400            219,450
-------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                        1,200             28,092
-------------------------------------------------------------------------------------------------------
Genesis Microchip, Inc. 1                                                    11,400            250,230
-------------------------------------------------------------------------------------------------------
Helix Technology Corp.                                                        1,900             28,025
-------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                     6,600            133,650
-------------------------------------------------------------------------------------------------------
Ikanos Communications, Inc. 1,2                                              12,000            147,480
-------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                         17,800            191,172
-------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                        15,700            341,946
-------------------------------------------------------------------------------------------------------
IXYS Corp. 1                                                                  3,100             32,736
-------------------------------------------------------------------------------------------------------
Kopin Corp. 1,2                                                              27,400            190,430
-------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                          3,700            112,739
-------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                            37,500            369,375
-------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                            20,300            462,637
-------------------------------------------------------------------------------------------------------
Micrel, Inc. 1,2                                                             69,000            774,870
-------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                            32,100            819,834
-------------------------------------------------------------------------------------------------------
Microtune, Inc. 1,2                                                          17,100            106,533
-------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1                                             18,000            122,940
-------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                               13,000            445,640
-------------------------------------------------------------------------------------------------------
O2Micro International Ltd. 1                                                  2,600             40,924
-------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                            12,800            161,536
-------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                     13,500             69,795
-------------------------------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                                                       9,400            156,040
-------------------------------------------------------------------------------------------------------
Photronics, Inc. 1,2                                                         32,000            620,800
-------------------------------------------------------------------------------------------------------
PortalPlayer, Inc. 1                                                          9,000            246,870
-------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                                                 15,300            107,406
-------------------------------------------------------------------------------------------------------
Supertex, Inc. 1                                                              4,600            137,954
-------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                  1,500              8,970
-------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                            15,300            648,261
                                                                                        ---------------
                                                                                            10,345,668
-------------------------------------------------------------------------------------------------------
SOFTWARE--4.6%
Activision, Inc. 1                                                           16,333            334,017
-------------------------------------------------------------------------------------------------------


27                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Ansoft Corp. 1                                                                6,500     $      189,150
-------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                              20,800            800,592
-------------------------------------------------------------------------------------------------------
Atari, Inc. 1                                                                   500                720
-------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                          14,800            132,904
-------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                              17,289            244,985
-------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                         17,100            360,810
-------------------------------------------------------------------------------------------------------
Borland Software Corp. 1                                                     34,500            200,790
-------------------------------------------------------------------------------------------------------
Bottomline Technologies, Inc. 1,2                                            12,600            190,134
-------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                               22,300            360,368
-------------------------------------------------------------------------------------------------------
Captiva Software Corp. 1                                                      6,000            107,760
-------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1                                               8,100            148,554
-------------------------------------------------------------------------------------------------------
CCC Information Services Group, Inc. 1                                        4,600            120,198
-------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                            45,900            436,050
-------------------------------------------------------------------------------------------------------
Entrust Technologies, Inc. 1,2                                               26,700            149,520
-------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1                                                      12,900            167,700
-------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc. 1                                                          5,000            109,100
-------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                 1,200             15,660
-------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc. 2                                              5,250            185,010
-------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                              9,300            416,640
-------------------------------------------------------------------------------------------------------
FileNet Corp. 1,2                                                            22,800            636,120
-------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                    9,600            467,040
-------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                          51,600            620,232
-------------------------------------------------------------------------------------------------------
InterVideo, Inc. 1                                                            4,000             40,120
-------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                                                    3,300             29,733
-------------------------------------------------------------------------------------------------------
Macromedia, Inc. 1                                                            1,900             77,273
-------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                             700             13,370
-------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                               18,500            581,270
-------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                       10,200            446,250
-------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1                                                         12,600            212,184
-------------------------------------------------------------------------------------------------------
MSC.Software Corp. 1                                                          2,900             45,588
-------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1                                               2,100             47,082
-------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                               152,900          1,065,713
-------------------------------------------------------------------------------------------------------
Pervasive Software, Inc. 1                                                      200                840
-------------------------------------------------------------------------------------------------------
Progress Software Corp. 1                                                    28,900            918,153
-------------------------------------------------------------------------------------------------------
Quality Systems, Inc. 2                                                       3,200            221,088
-------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                          200              3,014
-------------------------------------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                                                    18,000            185,760
-------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                               10,700            293,287
-------------------------------------------------------------------------------------------------------
SERENA Software, Inc. 1                                                       3,500             69,755
-------------------------------------------------------------------------------------------------------
SPSS, Inc. 1                                                                  2,700             64,800
-------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                               20,300            475,426
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                             26,000            491,400
-------------------------------------------------------------------------------------------------------
TALX Corp.                                                                    4,500            147,555
-------------------------------------------------------------------------------------------------------


28
                                       Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
THQ, Inc. 1                                                                  10,550     $      224,926
-------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                32,800            913,480
-------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                                      11,000            202,620
-------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1,2                                                      2,900            118,726
-------------------------------------------------------------------------------------------------------
Verity, Inc. 1                                                                2,600             27,612
-------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                   27,800            359,454
-------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1,2                                                     7,200            150,408
                                                                                        ---------------
                                                                                            13,820,941
-------------------------------------------------------------------------------------------------------
MATERIALS--5.6%
-------------------------------------------------------------------------------------------------------
CHEMICALS--1.6%
Agrium, Inc.                                                                 23,900            525,083
-------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                 2,400            132,576
-------------------------------------------------------------------------------------------------------
Chemtura Corp.                                                               36,882            458,074
-------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                                        9,700            223,100
-------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                          7,100            333,487
-------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                               1,900             53,029
-------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                   2,900             53,128
-------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                  12,300            703,806
-------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                            21,500            668,220
-------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                            3,800             91,504
-------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                          3,500            151,655
-------------------------------------------------------------------------------------------------------
MacDermid, Inc.                                                               9,700            254,722
-------------------------------------------------------------------------------------------------------
NL Industries, Inc. 2                                                         6,000            112,740
-------------------------------------------------------------------------------------------------------
PolyOne Corp. 1                                                              17,400            105,444
-------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 2                                         4,200            369,306
-------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.                                                   3,900             73,905
-------------------------------------------------------------------------------------------------------
Stepan Co.                                                                    1,500             37,590
-------------------------------------------------------------------------------------------------------
Valhi, Inc. 2                                                                 1,500             26,970
-------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                          14,600            326,456
-------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                         13,300            119,035
-------------------------------------------------------------------------------------------------------
Wellman, Inc.                                                                24,700            156,351
                                                                                        ---------------
                                                                                             4,976,181
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
Eagle Materials, Inc. 2                                                       9,200          1,116,604
-------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B 2                                                  100             11,570
-------------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc. 2                                                 700             44,863
-------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                   1,000             67,610
-------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                               6,400            502,144
-------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                        4,900            266,560
-------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                          1,500            111,315
                                                                                        ---------------
                                                                                             2,120,666
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Caraustar Industries, Inc. 1,2                                               11,200            122,976
-------------------------------------------------------------------------------------------------------
Chesapeake Corp. 2                                                              800             14,712
-------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                       32,900            524,426
-------------------------------------------------------------------------------------------------------


29                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Graphic Packaging Corp. 1                                                     2,900     $        8,120
-------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                           11,600            697,160
-------------------------------------------------------------------------------------------------------
Longview Fibre Co.                                                            8,900            173,461
-------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                       18,200            375,284
-------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                3,000             52,560
-------------------------------------------------------------------------------------------------------
Sealed Air Corp. 1                                                            2,700            128,142
-------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                        25,400            844,804
-------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                          11,200            457,520
                                                                                        ---------------
                                                                                             3,399,165
-------------------------------------------------------------------------------------------------------
METALS & MINING--1.7%
Aleris International, Inc. 1                                                  2,100             57,645
-------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                       66,000             99,355
-------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                   13,400            785,374
-------------------------------------------------------------------------------------------------------
Castle (A.M.) & Co. 1,2                                                       3,400             59,500
-------------------------------------------------------------------------------------------------------
Chaparral Steel Co. 1                                                         4,100            103,402
-------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                         8,400            283,416
-------------------------------------------------------------------------------------------------------
Desert Sun Mining Corp. 1                                                    15,700             28,361
-------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                              73,900            100,440
-------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                        3,100             40,693
-------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                2,425             48,604
-------------------------------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                                                      26,100             75,213
-------------------------------------------------------------------------------------------------------
Inmet Mining Corp. 1                                                          8,800            157,832
-------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                          24,300            118,103
-------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                           900             19,626
-------------------------------------------------------------------------------------------------------
Metal Management, Inc. 2                                                     13,900            352,365
-------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                               17,250          1,142,295
-------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 2                                              17,800            942,154
-------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1,2                                            2,000             78,700
-------------------------------------------------------------------------------------------------------
Ryerson Tull, Inc. 2                                                         12,100            257,730
-------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                                            1,800             58,626
-------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                        1,300             44,148
-------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                                6,800            143,004
                                                                                        ---------------
                                                                                             4,996,586
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Buckeye Technologies, Inc. 1                                                 12,200             99,064
-------------------------------------------------------------------------------------------------------
Glatfelter                                                                    2,900             40,861
-------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                      10,500            290,745
-------------------------------------------------------------------------------------------------------
Pope & Talbot, Inc.                                                           5,300             54,113
-------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                               17,600            917,312
                                                                                        ---------------
                                                                                             1,402,095
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
Alaska Communications Systems Group, Inc. 2                                  24,700            282,568
-------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                             12,600            440,748
-------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                                      3,000            113,100
-------------------------------------------------------------------------------------------------------


30                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
CT Communications, Inc.                                                       3,200     $       39,584
-------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                                              5,800            118,378
-------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1,2                                           22,000            179,960
-------------------------------------------------------------------------------------------------------
Shenandoah Telecommunications Co.                                               100              4,119
-------------------------------------------------------------------------------------------------------
Talk America Holdings, Inc. 1,2                                               7,000             66,010
                                                                                        ---------------
                                                                                             1,244,467
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Centennial Communications Corp. 1                                             4,100             61,418
-------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                       4,100             18,081
-------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                                       18,700            143,616
-------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc., Special Shares                                1,900             71,345
-------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1,2                                                          34,400            300,656
-------------------------------------------------------------------------------------------------------
United States Cellular Corp. 1,2                                              1,000             53,420
                                                                                        ---------------
                                                                                               648,536
-------------------------------------------------------------------------------------------------------
UTILITIES--2.5%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
ALLETE, Inc.                                                                  9,700            444,357
-------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                            14,000             63,828
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc. 2                                                   23,600            350,932
-------------------------------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                                       7,500            356,100
-------------------------------------------------------------------------------------------------------
Cleco Corp. 2                                                                 2,200             51,876
-------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                           46,200            759,990
-------------------------------------------------------------------------------------------------------
Green Mountain Power Corp.                                                    1,000             32,930
-------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                       7,100            141,645
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                                         11,400            485,640
-------------------------------------------------------------------------------------------------------
NSTAR, Inc. 2                                                                   700             20,244
-------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc. 2                                                   19,400            429,322
-------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                           4,700            134,749
-------------------------------------------------------------------------------------------------------
UIL Holdings Corp.                                                            1,500             78,465
-------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                        4,200            167,664
-------------------------------------------------------------------------------------------------------
WPS Resources Corp.                                                             600             34,680
                                                                                        ---------------
                                                                                             3,552,422
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Atmos Energy Corp. 2                                                         15,400            435,050
-------------------------------------------------------------------------------------------------------
Chesapeake Utilities Corp.                                                      900             31,635
-------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                                  2,700            124,146
-------------------------------------------------------------------------------------------------------
Nicor, Inc. 2                                                                   300             12,609
-------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                                                   7,000            260,540
-------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                  11,900            404,838
-------------------------------------------------------------------------------------------------------
Peoples Energy Corp. 2                                                        7,400            291,412
-------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                 2,000             58,280
-------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                          13,300            364,287
-------------------------------------------------------------------------------------------------------
UGI Corp.                                                                    12,800            360,320
-------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                           17,200            552,636
                                                                                        ---------------
                                                                                             2,895,753


31                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Avista Corp. 2                                                                5,100     $       98,940
-------------------------------------------------------------------------------------------------------
Energy East Corp.                                                            12,300            309,837
-------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                                     4,000            142,600
-------------------------------------------------------------------------------------------------------
Sierra Pacific Resources                                                     46,400            689,040
                                                                                        ---------------
                                                                                             1,240,417
                                                                                        ---------------
Total Common Stocks (Cost $249,678,894)                                                    298,191,135
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv., Non-Vtg. (Cost $3,213)                       60              3,786

                                                                          Principal
                                                                             Amount
-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
-------------------------------------------------------------------------------------------------------
Mueller Industries, Inc., 6% Sub. Nts., 11/1/14 2 (Cost $51,000)       $     51,000             49,725
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.9%
-------------------------------------------------------------------------------------------------------
Undivided interest of 0.91% in joint repurchase agreement
(Principal Amount/Value $951,774,000, with a maturity value of
$952,055,566) with UBS Warburg LLC, 3.55%, dated 9/30/05, to be repurchased at $8,710,576 on 10/3/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of
$972,647,107  (Cost $8,708,000)                                           8,708,000          8,708,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with                          306,952,646
Cash Collateral from Securities Loaned) (Cost $258,441,107)
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--22.6%
-------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.8%
Whitehawk CDO Funding Corp., 3.94%, 12/15/05 6                            2,250,000          2,250,000
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--21.7%
Undivided interest of 0.48% in joint repurchase agreement
(Principal Amount/Value $3,300,000,000, with a maturity value of
$3,301,064,250) with Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $15,762,791 on 10/3/05, collateralized by U.S.
Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35, with a value of
$3,366,000,000 6                                                         15,757,709         15,757,709
-------------------------------------------------------------------------------------------------------
Undivided interest of 10.87% in joint repurchase agreement
(Principal Amount/Value $460,000,000, with a maturity value of
$460,149,500) with BNP Paribas Securities Corp., 3.90%, dated
9/30/05, to be repurchased at $50,016,250 on 10/3/05,
collateralized by U.S. Agency Mortgages, 3.33%--7.50%,
9/1/08--9/1/44, with a value of $469,200,000 6                           50,000,000         50,000,000
                                                                                        ---------------
                                                                                            65,757,709
-------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.1%
Bear Stearns, 4.06%, 10/3/05 6                                              250,000            250,000
                                                                                        ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $68,257,709)                                                                          68,257,709
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $326,698,816)                                124.0%      375,210,355
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (24.0)      (72,508,836)
                                                                       --------------------------------
Net Assets                                                                     100.0%   $  302,701,519
                                                                       ================================


32                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $116,451 or 0.04% of the Fund's net assets as of September 30, 2005.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $140,707, which represents 0.05% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   326,987,712
                                              ===============

Gross unrealized appreciation                 $    52,535,166
Gross unrealized depreciation                      (4,312,523)
                                              ---------------
Net unrealized appreciation                   $    48,222,643
                                              ===============

33                                    Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


34                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                   EXPIRATION   CONTRACT AMOUNT          VALUATION AS OF         UNREALIZED
CONTRACT DESCRIPTION                     DATE            (000S)       SEPTEMBER 30, 2005       DEPRECIATION
------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)                 10/3/05                24CAD    $           21,022      $         169

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                     ACQUISITION                        VALUATION AS OF      UNREALIZED
SECURITY                                   DATES           COST      SEPTEMBER 30, 2005    APPRECIATION
--------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.                  1/18/05      $   34,507             $   52,026        $ 17,519
Tusk Energy Corp.                       11/15/04          38,148                 88,681          50,533
                                                      --------------------------------------------------
                                                      $   72,655             $  140,707        $ 68,052
                                                      ==================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had on loan securities valued at $67,755,192. Collateral of $68,794,302 was received for the loans, of which $68,257,709 was received in cash and subsequently invested in approved instruments.


35                                     Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.4%
-------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 3.856%, 4/20/08 1                                                           $      200,000       $       200,146
-------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2005-A,
Cl. A2, 3.66%, 12/26/07                                                                  1,890,000             1,885,720
-------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                      740,000               727,017
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                     370,000               369,601
-------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                         970,000               969,190
-------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                     137,879               137,137
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                     172,423               171,525
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                    490,124               488,607
-------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg.
Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                    37,671                37,582
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                    223,350               222,703
-------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                       77,299                77,363
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                     650,000               647,395
-------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS,
Cl. A2, 2.66%, 11/20/06                                                                    480,493               478,586
-------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2001-A6, Cl. A6, 5.65%, 6/16/08                                                            690,000               696,100
-------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                    500,000               523,296
-------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2005-7, Cl. AF1B, 4.317%, 11/25/35                                    548,393               546,425
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                      151,119               151,313
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                                       178,361               178,201
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                       564,477               562,578
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                       767,031               764,733
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                      640,000               638,764
-------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 2,3                                                               1,820,063                13,650
-------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series
2004-3, Cl. AF2, 3.80%, 7/25/34                                                            700,000               696,826
-------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                     250,966               250,625
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                     550,000               543,977
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                      666,569               665,698
-------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities, Series 2005-1,
Cl. A2, 4.32%, 5/15/08                                                                   1,840,000             1,838,022
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series 2003-3,
Cl. A1, 1.50%, 1/15/08                                                                      75,711                75,625
-------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:                     339,330               338,393
Series 2005-1, Cl. A2, 3.21%, 5/21/07


1                                             Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                              $      610,000       $       607,238
-------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Obligations:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35                                                    912,030               915,776
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                   650,000               652,844
-------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 2                                                                  66,744                18,021
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                                     237,661               237,165
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2003-B, Cl. A3, 1.51%, 8/15/07                                                       44,141                43,903
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                                    1,160,000             1,157,301
-------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations:
Series 2002-B, Cl. A4, 4.71%, 3/15/09                                                      363,099               363,368
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                      520,000               518,758
-------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34                                                  200,000               197,289
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                   150,000               147,882
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                                   240,000               238,112
-------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                        480,000               477,421
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                        893,274               895,026
-------------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations,
Series 2002-B, Cl. A4, 4.39%, 5/15/09                                                      605,383               605,894
-------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                      189,306               189,042
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                      336,478               335,643
-------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                      384,666               383,597
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                      580,000               578,062
-------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                                     205,189               204,653
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                    479,437               475,566
-------------------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                                      194,379               194,692
-------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                                                     133,451               132,602
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                     388,567               386,850
                                                                                                         ----------------
Total Asset-Backed Securities (Cost $26,772,319)                                                              24,853,503
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--12.1%
-------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series
1997-D4, Cl. B1, 7.525%, 4/14/29                                                           375,000               422,815
-------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                    560,000               547,739
Series 2005-2, Cl. A4, 4.783%, 7/10/43                                                     820,000               813,240
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                     690,000               678,972
-------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Collateralized Mtg. Obligations Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                       656,101               661,021
-------------------------------------------------------------------------------------------------------------------------


2                                             Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                              $      530,052       $       540,156
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                    129,459               129,458
Series 2005-E, Cl. 2A2, 4.989%, 6/25/35 1                                                  168,686               168,380
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                     280,000               279,950
-------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 4.01%, 10/25/34 1                                                 272,968               273,202
Series 2005-10, Cl. AF1, 3.956%, 2/25/36 1,2                                             1,310,000             1,310,000
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32 5                                                1,549,487             1,573,698
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                            1,027,513             1,007,218
6%, 9/1/24-10/1/34                                                                       7,529,482             7,684,345
6.50%, 4/1/18-6/1/35                                                                     3,576,322             3,681,623
7%, 3/1/31-10/1/31                                                                         869,784               909,183
11%, 11/1/14                                                                                52,686                56,566
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates, Series 2790, Cl. DY, 5.50%, 5/15/25          1,270,000             1,275,267
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                     84,883                84,835
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                          35,453                35,471
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                        275,186               282,803
Series 2080, Cl. Z, 6.50%, 8/15/28                                                         173,113               177,464
Series 2116, Cl. ZA, 6%, 1/15/29                                                         1,379,119             1,415,452
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                        307,886               317,191
Series 2368, Cl. PR, 6.50%, 10/15/31                                                     1,159,904             1,196,577
Series 2387, Cl. PD, 6%, 4/15/30                                                           256,910               258,942
Series 2456, Cl. BD, 6%, 3/15/30                                                           146,771               147,330
Series 2498, Cl. PC, 5.50%, 10/15/14                                                        12,362                12,375
Series 2500, Cl. FD, 4.268%, 3/15/32 1                                                      97,828                98,610
Series 2526, Cl. FE, 4.168%, 6/15/29 1                                                     126,248               126,917
Series 2551, Cl. FD, 4.168%, 1/15/33 1                                                      98,309                99,077
Series 2583, Cl. KA, 5.50%, 3/15/22                                                        601,730               604,037
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. B, 2.16%, 7/1/26 4                                                         332,915                66,166
Series 192, Cl. IO, 7.984%, 2/1/28 4                                                        85,294                15,512
Series 200, Cl. IO, 6.674%, 1/1/29 4                                                       101,972                19,301
Series 205, Cl. IO, 0.684%, 9/1/29 4                                                       459,905                87,303
Series 2074, Cl. S, 7.031%, 7/17/28 4                                                      111,704                12,436
Series 2079, Cl. S, 6.435%, 7/17/28 4                                                      176,577                19,747
Series 208, Cl. IO, (26.99)%, 6/1/30 4                                                     522,731                99,684
Series 2526, Cl. SE, 8.289%, 6/15/29 4                                                     236,029                16,053
Series 2920, Cl. S, 10.714%, 1/15/35 4                                                   2,102,052               117,987
Series 3000, Cl. SE, 29.396%, 7/15/25 4                                                  2,116,609               102,317
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:                                                         7,009,000             6,864,439
4.50%, 10/1/20 5


3                                             Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
5%, 6/1/18                                                                          $      973,261       $       971,674
5%, 2/1/18-11/1/35 5                                                                    14,585,991            14,312,113
5.50%, 3/1/33-1/1/34                                                                     8,017,618             8,023,841
5.50%, 10/1/20-10/1/35 5                                                                14,852,000            14,922,337
6%, 7/1/16-11/1/32                                                                       6,156,064             6,326,594
6%, 11/1/20-11/1/35 5                                                                    7,869,000             8,014,625
6.50%, 5/1/29-10/1/30                                                                      268,008               276,844
6.50%, 10/1/34-11/1/35 5                                                                10,524,582            10,834,410
7%, 11/1/17-2/1/32                                                                       2,077,704             2,176,934
7.50%, 8/1/25-2/1/27                                                                       224,786               238,594
8.50%, 7/1/32                                                                               21,109                22,959
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                          43,456                43,432
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                         130,737               131,516
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                     815,828               842,859
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                         154,157               155,780
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                         102,998               103,568
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          41,420                41,606
Trust 2002-77, Cl. WF, 4.189%, 12/18/32 1                                                  154,300               155,314
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                       40,405                40,343
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                         910,000               907,251
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                    1,265,000             1,280,509
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                      890,000               899,831
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                        630,000               629,729
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                      480,000               458,190
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 3.723%, 4/25/32 4                                                   123,445                10,875
Trust 2002-38, Cl. SO, 3.181%, 4/25/32 4                                                   661,738                46,033
Trust 2002-48, Cl. S, 3.203%, 7/25/32 4                                                    198,575                18,509
Trust 2002-52, Cl. SL, 3.278%, 9/25/32 4                                                   124,042                11,722
Trust 2002-56, Cl. SN, 4.869%, 7/25/32 4                                                   272,866                25,280
Trust 2002-77, Cl. IS, 3.876%, 12/18/32 4                                                1,127,405               111,801
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 214, Cl. 2, 7.023%, 3/1/23 4                                                       1,371,548               268,916
Trust 221, Cl. 2, 3.68%, 5/1/23 4                                                          152,057                29,844
Trust 240, Cl. 2, 10.649%, 9/1/23 4                                                        266,735                51,084
Trust 301, Cl. 2, 0.376%, 4/1/29 4                                                         616,012               115,595
Trust 313, Cl. 2, (23.246)%, 6/1/31 4                                                      667,573               138,482
Trust 319, Cl. 2, 2.838%, 2/1/32 4                                                         201,957                42,191
Trust 321, Cl. 2, 2.28%, 3/1/32 4                                                          892,727               188,288
Trust 324, Cl. 2, (3.89)%, 6/1/32 4                                                      1,560,599               313,980
Trust 329, Cl. 2, 5.552%, 1/1/33 4                                                       1,314,603               280,233
Trust 333, Cl. 2, 6.66%, 3/1/33 4                                                        2,206,665               476,904
Trust 346, Cl. 2, 9.53%, 12/1/33 4                                                       3,711,160               792,730
Trust 350, Cl. 2, 6.81%, 2/1/34 4                                                        2,367,582               504,644
Trust 2001-61, Cl. SH, 18.434%, 11/18/31 4                                               1,056,318                95,503


4                                             Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
Trust 2001-63, Cl. SD, 7.783%, 12/18/31 4                                           $      231,610       $        20,094
Trust 2001-68, Cl. SC, 6.153%, 11/25/31 4                                                  165,944                16,220
Trust 2001-81, Cl. S, 4.542%, 1/25/32 4                                                    213,183                19,852
Trust 2002-9, Cl. MS, 3.043%, 3/25/32 4                                                    264,739                25,702
Trust 2002-77, Cl. SH, 9.375%, 12/18/32 4                                                  271,901                27,194
Trust 2003-4, Cl. S, 17.135%, 2/25/33 4                                                    516,756                53,831
Trust 2005-40, Cl. SA, 11.533%, 5/25/35 4                                                6,307,088               373,368
Trust 2005-40, Cl. SB, 18.258%, 5/25/35 4                                                1,392,179                81,335
Trust 2005-71, Cl. SA, 22.845%, 8/25/25 4                                                1,362,149                77,567
-------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                  340,059               353,024
-------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-C, Cl. A2, 4.24%, 3/15/08                                                    1,020,000             1,019,957
-------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                    390,000               385,753
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                    430,000               430,856
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                    220,000               216,172
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                    246,680               254,298
Series 1998-C1, Cl. F, 7.19%, 5/15/30 1                                                  1,567,000             1,634,569
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                   360,000               352,701
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.125%, 11/20/25 1                                                                          14,407                14,681
7%, 3/15/28-7/15/28                                                                        823,805               867,535
7.50%, 2/15/27                                                                              96,255               102,408
8%, 11/15/25-5/15/26                                                                       135,673               145,509
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-6, Cl. SA, 7.993%, 3/16/28 4                                                   217,254                22,170
Series 1998-19, Cl. SB, 5.766%, 7/16/28 4                                                  353,526                39,228
Series 2001-21, Cl. SB, 4.769%, 1/16/27 4                                                1,736,243               135,087
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                                    500,000               490,450
-------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                   403,864               393,541
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                   250,000               248,518
-------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 2004-12, Cl.
3A1, 4.494%, 12/25/34 1                                                                    191,521               191,023
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                  160,000               158,103
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                  670,000               668,365
-------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/40                                                    520,000               521,048
-------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                       791,030               800,505
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,                     91,290                91,214
Series 1995-C2, Cl. D, 7.735%, 6/15/21 1


5                                             Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.313%, 2/15/28 1,6                                          $      162,744       $       162,543
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                    390,000               285,689
-------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                    420,000               438,846
-------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                              556,000               616,546
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. F, 8.301%, 1/20/28 1,2                                 1,000,000               820,000
-------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                   820,000               817,752
Series 2005-C20, Cl. A5, 5.087%, 7/15/42                                                   520,000               521,846
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg. Pass-Through
Certificates:
Series 2005-AR5, Cl. A1, 4.684%, 5/25/35 1                                                 724,160               724,536
Series 2005-AR8, Cl. 2AB1, 4.08%, 7/25/45 1                                                953,091               953,091
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.53%, 1/25/35 1                                                 576,715               575,654
Series 2004-N, Cl. A10, 3.803%, 8/25/34                                                    181,078               181,237
Series 2004-W, Cl. A2, 4.594%, 11/25/34 1                                                   80,814                80,627
                                                                                                         ----------------
Total Mortgage-Backed Obligations (Cost $127,340,561)                                                        126,034,571
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.3%
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.58%, 1/31/07 7                                                 3,482,000             3,288,376
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.50%, 11/15/07                                                                            425,000               417,377
Series S906, 3.50%, 8/15/06                                                              1,715,000             1,703,177
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]                                949,000             1,183,612
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                                             280,000               276,304
3.625%, 9/15/06 8                                                                        4,459,000             4,429,767
4.125%, 7/12/10 9                                                                        4,376,000             4,308,986
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.01%, 6/2/06                                                                            1,219,000             1,208,255
3.25%, 7/31/06 9                                                                         1,335,000             1,323,654
4%, 2/28/07                                                                                965,000               959,806
4.25%, 7/15/07-8/15/10 9                                                                 6,538,000             6,481,792
6%, 5/15/11                                                                              1,800,000             1,927,994
6.625%, 9/15/09 8                                                                        2,625,000             2,823,337
7.25%, 1/15/10-5/15/30                                                                   3,262,000             3,761,338
-------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 5.16%, 1/15/21 7                                        5,667,000             2,725,124
-------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                             455,000               434,940
Series A, 6.79%, 5/23/12                                                                 8,412,000             9,454,827
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 3.32%, 10/6/05 9                                                   13,040,000            13,034,032
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:                                                                       900,000             1,011,516
5.50%, 8/15/28 9


6                                             Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
7.25%, 5/15/16 9                                                                    $    1,454,000       $     1,799,155
8.875%, 8/15/17 8,9                                                                      1,419,000             1,990,037
9.25%, 2/15/16 9                                                                           208,000               291,013
STRIPS, 4.20%, 2/15/11 7,9                                                                 900,000               720,435
STRIPS, 4.60%, 2/15/16 7                                                                   491,000               309,235
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06 9                                                                         4,727,000             4,654,620
2.50%, 10/31/06 9,10                                                                     5,367,000             5,277,065
3.625%, 6/30/07 9                                                                          515,000               510,253
                                                                                                         ----------------
Total U.S. Government Obligations (Cost $76,673,025)                                                          76,306,027
-------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--25.4%
-------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.1%
Argentina (Republic of) Bonds:
1.20%, 12/31/38 1 [EUR]                                                                  1,390,000               664,053
1.33%, 12/31/38 1                                                                        4,020,000             1,597,950
3.663%, 9/30/14 1,2 [ARP]                                                                1,802,000               639,644
4.005%, 8/3/12 1                                                                         7,394,625             6,732,370
-------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 5.83%, 12/31/33 2 [ARP]                     2,416,338               853,503
-------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series
PBA1, 4/1/07 2,3 [ARP]                                                                      39,892                17,471
-------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 2 [ARP]                                      2,410,560             1,246,406
                                                                                                         ----------------
                                                                                                              11,751,397
-------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.8%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                    11,350,000             8,802,590
-------------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.5%
Austria (Republic of) Nts., 3.80%, 10/20/13 6 [EUR]                                      3,850,000             4,878,726
-------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.1%
Belgium (Kingdom of) Bonds, Series 28, 5.75%, 3/28/08 [EUR]                                701,000               908,844
-------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.5%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                                              6,043,000             6,414,645
8.75%, 2/4/25                                                                            5,490,000             5,813,910
12.50%, 1/5/16 [BRR]                                                                     8,340,000             3,593,732
Series 15 yr., 4.313%, 4/15/09 1                                                            11,766                11,766
                                                                                                         ----------------
                                                                                                              15,834,053
-------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                             743,000               920,391
8.25%, 1/15/15 6                                                                           743,000               920,391
                                                                                                       ------------------
                                                                                                               1,840,782
-------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.7%
Colombia (Republic of) Bonds, 12%, 10/22/15 [COP]                                    2,955,000,000             1,589,418
-------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                            933,000             1,050,092
11.75%, 3/1/10 [COP]                                                                 2,617,240,000             1,333,764


7                                             Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                $    3,375,000       $     3,636,563
                                                                                                         ----------------
                                                                                                               7,609,837
-------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds, Series REG S, 9.04%, 1/23/18                       425,396               472,403
-------------------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Nts., 9.50%, 9/27/11 6                                    838,000               925,990
                                                                                                         ----------------
                                                                                                               1,398,393
-------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 6                                         590,000               657,850
-------------------------------------------------------------------------------------------------------------------------
FINLAND--0.0%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]                         220,000               265,460
-------------------------------------------------------------------------------------------------------------------------
FRANCE--0.8%
France (Government of) Obligations Assimilables du Tresor Bonds:
4.75%, 10/25/12 [EUR]                                                                      620,000               831,130
5.50%, 10/25/10 [EUR]                                                                    5,260,000             7,142,992
-------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts., 5 yr., 4.75%, 7/12/07 [EUR]                           10,000                12,515
                                                                                                         ----------------
                                                                                                               7,986,637
-------------------------------------------------------------------------------------------------------------------------
GERMANY--3.4%
Germany (Republic of) Bonds, Series 03, 3.75% 7/4/13 [EUR]                              27,655,000            34,958,871
-------------------------------------------------------------------------------------------------------------------------
GREECE--0.5%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                                                     1,055,000             1,298,117
4.60%, 5/20/13 [EUR]                                                                     1,545,000             2,040,484
-------------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                              1,610,000             2,000,431
                                                                                                         ----------------
                                                                                                               5,339,032
-------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 6                                                                          250,000               306,563
10.25%, 11/8/11                                                                             95,000               116,494
                                                                                                         ----------------
                                                                                                                 423,057
-------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.0%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 6                                                                           120,000               118,500
7.25%, 4/20/15 6                                                                           200,000               200,500
                                                                                                         ----------------
                                                                                                                 319,000
-------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Aid Bonds, United States Gtd., 5.50%, 12/4/23                            891,000               956,536
-------------------------------------------------------------------------------------------------------------------------
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                              13,610,000             3,276,755
                                                                                                         ----------------
                                                                                                               4,233,291
-------------------------------------------------------------------------------------------------------------------------
ITALY--0.5%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali, 4.25%,
2/1/19 [EUR]                                                                             3,800,000             4,929,199
-------------------------------------------------------------------------------------------------------------------------
JAPAN--3.9%
Japan (Government of) Bonds, 10 yr., Series 239, 1.40%, 6/20/12 [JPY]                4,483,000,000            40,337,522


8                                             Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.3%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 1,2 [MYR]             7,980,000       $     2,233,722
-------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                        3,490,000               983,617
                                                                                                         ----------------
                                                                                                               3,217,339
-------------------------------------------------------------------------------------------------------------------------
MEXICO--1.4%
United Mexican States Bonds:
7.50%, 4/8/33                                                                              863,000             1,003,238
8.30%, 8/15/31                                                                             400,000               501,000
Series MI10, 8%, 12/19/13 [MXN]                                                         16,100,000             1,448,485
Series M20, 8%, 12/7/23 1 [MXN]                                                         20,056,000             1,727,622
Series MI10, 9.50%, 12/18/14 1 [MXN]                                                    20,590,800             2,027,157
Series M20, 10%, 12/5/24 1 [MXN]                                                        14,345,000             1,479,631
Series M10, 10.50%, 7/14/11 1 [MXN]                                                     27,370,000             2,805,085
-------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12                                               1,132,000             1,272,934
-------------------------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills, Series BI, 10.32%, 10/13/05 7 [MXN]                8,340,000               767,556
-------------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]             135,000,000             1,232,743
                                                                                                         ----------------
                                                                                                              14,265,451
-------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.4%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                                     2,930,000             2,098,507
-------------------------------------------------------------------------------------------------------------------------
New Zealand (Government of) Treasury Bills, 6.47%, 3/22/06 7 [NZD]                       3,140,000             2,106,013
                                                                                                         ----------------
                                                                                                               4,204,520
-------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                             960,000               962,400
-------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                   204,756               192,716
                                                                                                         ----------------
                                                                                                               1,155,116
-------------------------------------------------------------------------------------------------------------------------
PANAMA--0.6%
Panama (Republic of) Bonds:
8.125%, 4/28/34                                                                          5,035,000             5,739,900
9.375%, 4/1/29                                                                             655,000               835,125
                                                                                                         ----------------
                                                                                                               6,575,025
-------------------------------------------------------------------------------------------------------------------------
PERU--1.3%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                                             820,000               873,300
7.84%, 8/12/20 [PEN]                                                                    15,860,000             4,891,313
8.375%, 5/3/16                                                                             290,000               340,750
9.91%, 5/5/15 [PEN]                                                                      6,840,000             2,428,681
Series 2, 9%, 1/31/12 [PEN]                                                              1,340,000               451,103
Series 7, 8.60%, 8/12/17 [PEN]                                                           3,450,000             1,127,468
Series 8-1, 12.25%, 8/10/11 [PEN]                                                        1,427,000               546,383
-------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 1                  1,427,620             1,406,206
-------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 7                                            1,318,757               848,106
-------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                    690,000               836,625
                                                                                                         ----------------
                                                                                                              13,749,935


9                                             Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.3%
Philippines (Republic of) Bonds:
8%, 1/15/16                                                                         $      700,000       $       706,125
8.375%, 2/15/11                                                                            438,000               459,079
9.50%, 2/2/30                                                                              809,000               865,630
Series 5-57, 11.50%, 1/27/10 [PHP]                                                      39,310,000               714,812
Series 5-56, 12.375%, 10/28/09 [PHP]                                                    11,560,000               214,887
-------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Nts., 8.25%, 1/15/14                                             441,000               459,191
                                                                                                         ----------------
                                                                                                               3,419,724
-------------------------------------------------------------------------------------------------------------------------
POLAND--0.2%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                                        4,640,000             1,449,800
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                      1,000,000               340,209
                                                                                                         ----------------
                                                                                                               1,790,009
-------------------------------------------------------------------------------------------------------------------------
PORTUGAL--0.4%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts.:
3.25%, 7/15/08 [EUR]                                                                     1,480,000             1,812,180
4.875%, 8/17/07 [EUR]                                                                    1,410,000             1,770,291
-------------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                                                       450,000               613,448
                                                                                                         ----------------
                                                                                                               4,195,919
-------------------------------------------------------------------------------------------------------------------------
RUSSIA--0.8%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 6  [EUR]                                                         700,000               989,364
Series C, 9.60%, 10/25/14                                                                1,450,000             1,916,114
-------------------------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VII, 3%, 5/14/11                                1,950,000             1,729,114
-------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Debs., Series V, 3%, 5/14/08                                   1,717,000             1,629,854
-------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 1,6                                  1,578,875             1,815,706
                                                                                                         ----------------
                                                                                                               8,080,152
-------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.7%
South Africa (Republic of) Bonds:
Series 153, 13%, 8/31/10 [ZAR]                                                           7,700,000             1,459,502
Series R157, 13.50%, 9/15/15 [ZAR]                                                       6,355,000             1,362,317
Series R186, 10.50%, 12/21/26 [ZAR]                                                     17,528,000             3,519,443
Series R203, 8.25%, 9/15/17 [ZAR]                                                        3,000,000               477,922
Series R204, 8%, 12/21/18 [ZAR]                                                          3,175,000               496,283
                                                                                                         ----------------
                                                                                                               7,315,467
-------------------------------------------------------------------------------------------------------------------------
SPAIN--0.8%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                                     3,216,000             4,398,253
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                                      2,203,000             3,616,092
                                                                                                         ----------------
                                                                                                               8,014,345
-------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the) Bonds, 5.50%, 1/15/28 [EUR]                                   740,000             1,151,734
-------------------------------------------------------------------------------------------------------------------------
TURKEY--0.4%
Turkey (Republic of) Bonds, 8%, 2/14/34                                                    955,000             1,012,300
-------------------------------------------------------------------------------------------------------------------------


10                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.25%, 3/15/15                                           $    2,701,000       $     2,856,308
                                                                                                         ----------------
                                                                                                               3,868,608
-------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.1%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                          12,168,000            21,315,891
-------------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.9%
Venezuela (Republic of) Bonds:
7%, 12/1/18                                                                                750,000               737,813
9.25%, 9/15/27                                                                           5,135,000             6,087,543
13.625%, 8/15/18                                                                         1,000,000             1,480,500
-------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 7%, 3/16/15 [EUR]                                          1,097,000             1,428,190
                                                                                                         ----------------
                                                                                                                9,734,046
                                                                                                         ----------------
Total Foreign Government Obligations (Cost $259,123,060)                                                     264,527,822
-------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.2%
-------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 4.809%, 3/4/10 1,2                          349,500               346,879
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia (Republic of) Rupiah Loan Participation Nts.,
3.813%, 1/25/06 1                                                                        1,490,000             1,498,642
                                                                                                         ----------------
Total Loan Participations (Cost $1,811,917)                                                                    1,845,521
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--26.2%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.3%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10              200,000               194,000
-------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                          200,000               206,000
-------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                         200,000               179,000
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                  500,000               350,000
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3                                               300,000               223,500
-------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                       825,000               802,313
9% Sr. Nts., 7/1/15 6                                                                      645,000               638,550
-------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                  500,000               532,500
-------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                      900,000               911,250
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                    150,000               168,375
-------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                     200,000               200,000
-------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                425,000               370,813
8.25% Sr. Unsec. Nts., 8/1/10                                                              100,000                95,500
                                                                                                         ----------------
                                                                                                               4,871,801
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                     1,700,000             1,607,515
5.80% Sr. Unsec. Nts., 1/12/09                                                             300,000               280,127
7.375% Nts., 10/28/09                                                                      400,000               386,711
-------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                                        300,000               279,433
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                                                      900,000               838,672
6.875% Nts., 9/15/11                                                                       300,000               273,206


11                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES CONTINUED
7.25% Nts., 3/2/11                                                                  $      500,000       $       465,447
                                                                                                         ----------------
                                                                                                               4,131,111
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                                            650,000               685,750
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                           100,000                98,500
-------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                              850,000               907,375
-------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                            500,000               541,250
-------------------------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 6                                                 130,000               132,600
-------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 6                                                 110,000               111,513
-------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                         547,000               577,085
-------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                           400,000               422,000
-------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                           625,000               642,969
-------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                          1,100,000             1,060,125
9% Sr. Sub. Nts., 3/15/12                                                                  500,000               532,500
-------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Sub. Nts., 10/1/15 6                                 490,000               477,138
-------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                                      250,000               258,125
-------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                       650,000               702,000
-------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                      1,800,000             1,944,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                         350,000               374,500
-------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                       225,000               225,000
6.375% Sr. Sub. Nts., 7/15/09                                                              250,000               251,250
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                       515,000               527,875
8% Sr. Sub. Nts., 4/1/12                                                                 1,000,000             1,060,000
-------------------------------------------------------------------------------------------------------------------------
NCL Corp., 11.625% Sr. Nts., 7/15/14 1,6                                                   300,000               318,000
-------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                              200,000               218,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                       800,000               846,000
-------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                         230,000               226,550
6.875% Sr. Sub. Nts., 12/1/11                                                              500,000               505,000
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                        1,000,000             1,005,000
-------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 3,6                                             250,000                    --
-------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                                300,000               338,250
-------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                             874,000               869,630
9.625% Sr. Nts., 6/1/14                                                                     19,000                18,810
9.75% Sr. Nts., 4/15/13                                                                    300,000               297,000
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                         835,000               914,325
-------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                       1,803,000             1,812,015
6.875% Sr. Sub. Nts., 3/1/16 6                                                             235,000               239,406
-------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                          500,000               567,500
-------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                           600,000               601,500
-------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                    1,474,000             1,416,883
                                                                                                         ----------------
                                                                                                              21,040,174


12                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                    $      400,000       $       424,000
-------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                                 350,000               374,500
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                       400,000               425,942
9.75% Sr. Sub. Nts., 9/15/10                                                               400,000               457,210
-------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 7.75% Sr. Unsec. Sub. Nts., 5/15/13                        300,000               307,125
-------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                             250,000               266,986
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                        400,000               425,371
-------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                       480,000               441,600
-------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                           450,000               454,500
-------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                       200,000               215,000
-------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                        300,000               310,500
-------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                          400,000               433,000
                                                                                                       ------------------
                                                                                                               4,535,734
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                     225,000               228,375
-------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                      350,000               385,000
                                                                                                       ------------------
                                                                                                                 613,375
-------------------------------------------------------------------------------------------------------------------------
MEDIA--3.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3                                                           350,000               255,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3                                                     200,000               153,000
10.875% Sr. Unsec. Nts., 10/1/10 3                                                         400,000               300,000
-------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                        700,000               698,250
-------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                            650,000               575,250
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                         360,000               343,800
-------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                       150,000               133,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                              400,000               391,000
-------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                   400,000               426,000
-------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                        500,000               436,250
-------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec. Unsub. Nts.,
5/15/14 6,11                                                                               875,000               630,000
-------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital
Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 6                                           3,703,000             3,740,030
-------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                        400,000               415,000
-------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 11                                 500,000               352,500
-------------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                     300,000               322,875
-------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                      1,106,000             1,092,175
-------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                             200,000               218,500
-------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                                  900,000               895,500
8.50% Sr. Nts., 8/15/10                                                                    300,000               318,750
9.875% Sr. Sub. Nts., 8/15/13                                                              586,000               649,728
-------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                                2,475,000             2,555,438
-------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr. Unsec. Nts.,
3/15/13                                                                                    776,000               850,690
-------------------------------------------------------------------------------------------------------------------------


13                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                     $    1,327,000       $     1,320,365
9.125% Sr. Nts., 1/15/09                                                                   936,000               987,480
-------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                  600,000               600,750
-------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                   619,000               569,480
-------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 6.625% Sr. Sub. Nts., 8/15/15 6                                         460,000               470,350
-------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                         550,000               523,875
-------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                                200,000               220,000
-------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 6                                         280,000               271,600
-------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                        969,000               966,578
-------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                               800,000               772,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                       200,000               199,500
-------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                     625,000               798,636
-------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                       900,000               911,250
8.875% Sr. Unsec. Nts., 5/15/11                                                             19,000                19,998
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13                                             500,000               476,250
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 6                        400,000               451,000
-------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                             600,000               640,500
-------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 6                                  1,000,000             1,071,250
-------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                   882,000               954,765
8% Sr. Sub. Nts., 12/15/12                                                                 400,000               424,500
-------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                      340,000               310,048
-------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                           975,000             1,003,031
8.75% Sr. Sub. Nts., 12/15/11                                                              300,000               316,500
-------------------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                  400,000               415,000
-------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 11                                   957,000               674,685
                                                                                                         ----------------
                                                                                                              31,123,127
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 5,6                                                                1,520,000             1,531,400
10.375% Sr. Sub. Nts., 10/15/15 5,6                                                        760,000               760,000
-------------------------------------------------------------------------------------------------------------------------
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                            700,000               742,000
9.875% Nts., 10/1/11                                                                       200,000               222,000
                                                                                                         ----------------
                                                                                                               3,255,400
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                   300,000               303,000
-------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                       250,000               237,500
-------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                               500,000               542,500
-------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                   450,000               428,625
-------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                                  300,000               255,375
-------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                                 200,000               221,000
-------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                          150,000               143,438
                                                                                                         ----------------
                                                                                                               2,131,438


14                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 6                                             $    1,067,000       $     1,165,698
-------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
8.254% Sr. Unsec. Unsub. Nts., 4/1/12 1                                                    440,000               441,100
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                    1,059,000             1,085,475
-------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                           250,000               261,250
-------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Nts., 4/15/15 6                                               310,000               299,150
-------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                      200,000               203,000
                                                                                                         ----------------
                                                                                                               3,455,673
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.8%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                  300,000               318,375
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                             250,000               255,625
8.50% Sr. Sub. Nts., 8/1/14                                                                600,000               600,000
-------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 2,3                                            142,981                    --
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                               450,000               461,250
9.50% Sr. Sec. Nts., 2/15/11                                                               200,000               213,000
                                                                                                         ----------------
                                                                                                               1,529,875
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                                200,000               214,000
-------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                     450,000               506,250
-------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 6                                                             180,000               181,800
8.625% Sr. Sub. Nts., 12/15/12                                                             400,000               432,000
-------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                                        400,000               400,000
10.75% Sr. Nts., 3/1/10                                                                    610,000               667,950
-------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                    306,000               321,300
8.875% Sr. Unsec. Nts., 3/15/11                                                             71,000                74,018
-------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                200,000               204,000
-------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                               400,000               416,000
-------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 [GBP]                           400,000               752,258
                                                                                                         ----------------
                                                                                                               4,169,576
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                               350,000               343,000
-------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                   500,000               526,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                        400,000               419,500
                                                                                                         ----------------
                                                                                                               1,288,750
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                 175,000               178,938
-------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.0%
R.J. Reynolds Tobacco Holdings, Inc., 6.50% Nts., 7/15/10 6                                220,000               220,550
-------------------------------------------------------------------------------------------------------------------------
ENERGY--3.9%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                               300,000               318,000
-------------------------------------------------------------------------------------------------------------------------


15                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                       $      300,000       $       324,750
-------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                             221,000               230,945
-------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                       200,000               213,500
-------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                           400,000               416,000
                                                                                                         ----------------
                                                                                                               1,503,195
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.8%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                           700,000               717,500
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                            250,000               252,500
6.875% Sr. Unsec. Nts., 1/15/16                                                            822,000               846,660
-------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Nts., 8/1/13 6                                    175,000               171,938
-------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Unsec. Nts., 4/1/15                                          140,000               134,400
-------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                           2,784,000             2,895,360
-------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                 200,000               204,000
-------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                            1,319,000             1,384,950
-------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                   300,000               320,250
-------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                      550,000               576,125
-------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                        200,000               207,250
-------------------------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                                9,074,000             9,934,850
-------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                               200,000               205,000
-------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                        600,000               627,000
8.375% Sr. Sub. Nts., 8/15/12                                                              500,000               542,500
-------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Nts.,
9/15/15 6                                                                                  100,000               100,750
-------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                            700,000               735,000
-------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                        740,000               823,250
8.50% Unsub. Nts., 2/15/08                                                                 420,000               454,125
9.125% Unsec. Unsub. Nts., 10/13/10                                                        610,000               715,225
-------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 6                     3,960,000             3,948,631
-------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                              300,000               317,250
-------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                                     350,000               374,500
9.50% Sr. Nts., 2/1/13                                                                     835,000               945,638
-------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                              230,000               232,875
7.375% Sr. Sub. Nts., 7/15/13                                                              200,000               213,000
-------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                        500,000               512,944
8% Sr. Unsub. Nts., 3/1/32                                                                 300,000               332,740
-------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr. Unsec. Sub. Nts., 12/15/14                                 1,020,000             1,007,250
-------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 6                                              2,123,000             2,181,383
-------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                          1,567,000             1,696,594
-------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                  928,000               972,080
9.625% Sr. Sub. Nts., 4/1/12                                                                19,000                21,019
-------------------------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 6                          846,000               818,505
-------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                       500,000               511,250
-------------------------------------------------------------------------------------------------------------------------


16                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                 $      500,000       $       526,250
7.625% Nts., 7/15/19                                                                       928,000             1,009,200
8.75% Unsec. Nts., 3/15/32                                                               1,319,000             1,563,015
                                                                                                         ----------------
                                                                                                              39,032,757
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.0%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                        750,000               810,000
-------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 6                                                                 146,000               148,190
8% Sr. Nts., 6/15/11 6                                                                     410,000               425,375
                                                                                                         ----------------
                                                                                                               1,383,565
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 2                                                     7,000                 7,595
-------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 2                            100,000               109,250
-------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG (Ukreximbank), 8.75% Bonds, 2/10/10                                       760,000               797,050
-------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 7                                                          1,960,000             1,364,160
11.60% Sr. Unsec. Nts., 1/12/10 7                                                        2,510,000             1,514,785
12.28% Sr. Unsec. Nts., 3/9/09 7                                                         1,960,000             1,281,840
-------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                920,000               387,859
8.81% Nts., 1/25/12 1 [COP]                                                          1,148,642,859               504,697
-------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 2,3                           90,000                    --
-------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                                            2,500,000             2,562,350
-------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Bonds, 7/2/35 6                                                    1,870,000             1,951,813
-------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                  500,000               575,000
                                                                                                         ----------------
                                                                                                              11,056,399
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 6                                          200,000               157,000
-------------------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines Finance Corp., 9.50%
Sr. Unsec. Nts., 2/15/15                                                                   135,000               146,475
-------------------------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 2                               490,000               508,375
-------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 11                                      570,000               401,850
9.625% Sr. Sub. Nts., 6/15/14                                                              813,000               908,528
-------------------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub. Nts., 3/15/12             275,000               297,000
-------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                        330,000               282,150
-------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 6                                                 1,510,000             1,483,575
-------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                             130,000               135,525
8.443% Sr. Unsec. Nts., 5/1/10 1                                                           130,000               135,525
                                                                                                         ----------------
                                                                                                               4,456,003
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12                500,000               518,125
-------------------------------------------------------------------------------------------------------------------------


17                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                              $      425,000       $       464,313
-------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                     89,000                90,558
-------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                         530,000               516,750
9.50% Sr. Nts., 1/15/07                                                                    400,000               420,500
-------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                                946,000             1,007,490
-------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc.:
7.50% Sr. Nts., 4/1/15 6                                                                   195,000               200,363
7.50% Sr. Unsec. Nts., 4/1/15                                                              400,000               411,000
                                                                                                         ----------------
                                                                                                               3,629,099
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.8%
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                          350,000               357,000
-------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                             300,000               322,500
-------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                        300,000               309,000
                                                                                                         ----------------
                                                                                                                 988,500
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                       300,000               313,500
-------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14                                   300,000               333,750
-------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                       400,000               403,000
-------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Unsec. Nts., 1/15/15                                225,000               231,750
-------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                            465,000               473,138
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                      1,075,000             1,095,156
-------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                               300,000               297,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                         300,000               321,000
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                               900,000               938,250
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                         25,000                16,496
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11              600,000               648,000
-------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                       200,000               216,500
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                           1,219,000             1,217,758
6.375% Nts., 1/15/15                                                                     1,871,000             1,860,431
8.75% Sr. Nts., 9/1/10                                                                     200,000               221,880
-------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                      2,017,000             1,895,980
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                        19,000                18,668
-------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A, 11/15/08                 653,675               690,444
-------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                            600,000               636,000
-------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                      250,000               287,500
-------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                     585,000               633,994
-------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Sub. Nts., 7/15/15 6                                220,000               228,250
-------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                                  300,000               339,000
-------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                1,050,000             1,010,625
-------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                   482,000               451,875
7.375% Nts., 2/1/13                                                                         19,000                18,098
9.875% Sr. Nts., 7/1/14                                                                    982,000             1,031,100
-------------------------------------------------------------------------------------------------------------------------


18                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                $      100,000       $       103,250
7% Sr. Sub. Nts., 11/15/13                                                                 925,000               941,188
-------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                300,000               325,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                       300,000               337,500
                                                                                                         ----------------
                                                                                                              17,536,581
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                         350,000               346,500
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.9%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                             300,000               317,250
-------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                             200,000               219,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                        219,000               231,045
-------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                              583,000               566,968
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                       400,000               398,000
6.375% Sr. Sub. Nts., 10/15/15 6                                                           515,000               521,438
-------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                            500,000               526,250
-------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                   223,000               243,070
11% Sr. Sub. Nts., 2/15/13                                                                 194,000               219,705
                                                                                                         ----------------
                                                                                                               3,242,726
-------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
AMR Corp., 9% Debs., 8/1/12                                                                 50,000                35,500
-------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3                                          735,000               106,575
                                                                                                         ----------------
                                                                                                                 142,075
-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                   200,000               194,500
-------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 6                         270,000               245,700
-------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                         311,000               331,215
-------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                         250,000               231,250
                                                                                                         ----------------
                                                                                                               1,002,665
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 6                                                                  180,000               178,200
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                    700,000               661,500
8.875% Sr. Nts., Series B, 4/1/08                                                        1,900,000             1,990,250
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                     434,000               471,975
-------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                              1,000,000               970,000
-------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                        460,000               457,700
7.50% Sr. Nts., 5/1/11                                                                     200,000               207,250
-------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                400,000               431,000
-------------------------------------------------------------------------------------------------------------------------
School Specialty, Inc., 10% Sr. Nts., 10/1/13 5,6                                          425,000               428,188
                                                                                                         ----------------
                                                                                                               5,796,063
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                             325,000               341,250
-------------------------------------------------------------------------------------------------------------------------


19                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                            $      200,000       $       161,000
-------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 2 [BRR]                              1,115,000               536,202
-------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                              200,000               211,500
-------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                               300,000               323,250
                                                                                                         ----------------
                                                                                                               1,573,202
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                        120,000               110,700
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 6                                            300,000               301,500
-------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                     380,000               397,100
-------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts., 8/1/12                                    325,000               364,813
-------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                       700,000               689,500
-------------------------------------------------------------------------------------------------------------------------
Navistar International Corp.:
6.25% Sr. Unsec. Nts., 3/1/12                                                              230,000               219,650
7.50% Sr. Nts., 6/15/11                                                                    400,000               406,000
-------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                    300,000               322,500
-------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                                       300,000               304,500
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                        400,000               432,000
-------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                          300,000               297,000
                                                                                                         ----------------
                                                                                                               3,734,563
-------------------------------------------------------------------------------------------------------------------------
MARINE--0.1%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                   600,000               684,000
-------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 3,6                                                                                 81,000                86,771
-------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 2,3                                    250,000                 1,400
                                                                                                         ----------------
                                                                                                                 772,171
-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                            400,000               421,000
-------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                300,000               279,000
7.50% Sr. Unsec. Nts., 11/1/13                                                             387,000               378,293
9.625% Sr. Nts., 12/1/12                                                                   250,000               272,500
                                                                                                         ----------------
                                                                                                               1,350,793
-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                          1,400,000             1,305,500
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Horizon Lines LLC, 9% Nts., 11/1/12                                                        300,000               322,875
-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.0%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                   1,960,000             1,724,800
-------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3                       675,000               381,375
                                                                                                         ----------------
                                                                                                               2,106,175
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                      200,000               211,000
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                            1,521,000             1,521,000
-------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9% Sr. Unsec. Sub. Nts., 8/1/14                        425,000               415,438
-------------------------------------------------------------------------------------------------------------------------


20                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Sanmina-SCI Corp., 6.75% Unsec. Sub. Nts., 3/1/13                                   $      520,000       $       496,600
-------------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13                        850,000               786,250
                                                                                                         ----------------
                                                                                                               3,219,288
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,3 [EUR]                           338,620                 1,017
-------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,3                           200,173                    --
-------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,3 [EUR]                                    100,000                    --
                                                                                                         ----------------
                                                                                                                   1,017
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 6                                  665,000               698,250
-------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                          400,000               408,000
-------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 6                                                        1,235,000             1,285,944
10.25% Sr. Sub. Nts., 8/15/15 6                                                            335,000               340,863
                                                                                                         ----------------
                                                                                                               2,733,057
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                             1,475,000             1,519,250
-------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                487,000               458,998
-------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                             450,000               481,500
                                                                                                         ----------------
                                                                                                               2,459,748
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.0%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                   200,000               218,000
-------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                    350,000               400,313
-------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                             550,000               574,750
10.125% Sr. Unsec. Nts., 9/1/08                                                             19,000                20,520
10.625% Sr. Unsec. Nts., 5/1/11                                                            600,000               657,000
-------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                                 123,000               152,447
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                       853,000               881,789
-------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 6                                                           1,710,000             1,645,875
9.875% Sr. Nts., 3/1/09                                                                    850,000               902,063
-------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                          198,000               227,205
11.625% Sr. Unsec. Nts., 10/15/10                                                           13,000                14,918
-------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                                           19,000                22,515
-------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 6                                            550,000               565,125
-------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                        200,000               212,500
-------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 11                       350,000               240,625
-------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                   19,000                19,998
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                     200,000               211,000
10.50% Sr. Sec. Nts., 6/1/13                                                               600,000               681,000
-------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                              100,000               108,000
-------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                          113,061               119,279
-------------------------------------------------------------------------------------------------------------------------
PolyOne Corp., 10.625% Sr. Unsec. Nts., 5/15/10                                            319,000               330,165
-------------------------------------------------------------------------------------------------------------------------


21                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                          $      250,000       $       258,750
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                      100,000               106,750
-------------------------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                                  430,000               456,875
-------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.50% Sr. Sub. Nts., 11/15/14 6                          200,000               195,000
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 2,12                                 170,473               169,621
-------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                           260,000               281,450
                                                                                                         ----------------
                                                                                                               9,673,533
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 11                                    725,000               409,625
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                                500,000               550,000
10.875% Sr. Sec. Nts., 3/1/13                                                              200,000               233,000
-------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                            200,000               200,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                      300,000               289,500
-------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                    800,000               788,000
9.50% Sr. Sub. Nts., 8/15/13                                                               350,000               330,750
-------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                       300,000               271,500
8.25% Sr. Unsec. Nts., 10/1/12                                                             250,000               236,250
-------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                             400,000               404,000
-------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                               450,000               470,250
8.25% Sr. Unsec. Nts., 5/15/13                                                             419,000               437,855
8.75% Sr. Sec. Nts., 11/15/12                                                              928,000             1,006,880
8.875% Sr. Sec. Nts., 2/15/09                                                              200,000               211,000
-------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 6,12                                          340,393               362,519
-------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                 500,000               445,000
-------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                    850,000               811,750
9.25% Sr. Unsec. Nts., 2/1/08                                                              200,000               205,000
9.75% Sr. Unsec. Nts., 2/1/11                                                              600,000               612,000
-------------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts., 7/15/14                  300,000               268,500
-------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 6                                         125,000               134,375
-------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                         700,000               577,500
                                                                                                         ----------------
                                                                                                               8,845,629
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                             819,000               759,623
7.875% Sr. Unsec. Nts., 2/15/09                                                            500,000               487,500
-------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA, 8.875% Nts., 11/17/14 6                                                 880,000             1,045,000
-------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                       600,000               621,000
-------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                      300,000               332,250
-------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 2,3                    71,000                   --
-------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 2                                            585,000               681,525
-------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                      500,000               545,000
-------------------------------------------------------------------------------------------------------------------------


22                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 3            $      500,000       $       488,750
-------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                     300,000               333,000
-------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 6                                                   675,000               641,250
-------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                            400,000               433,000
-------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                              200,000               213,500
-------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                    336,000               370,440
10.75% Sr. Nts., 8/1/08                                                                    519,000               586,470
                                                                                                         ----------------
                                                                                                               7,538,308
-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                             200,000               204,500
-------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                            300,000               295,500
-------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                        100,000               102,000
-------------------------------------------------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts., 9/15/07                                                 500,000               517,500
-------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                                            714,000               792,540
9.375% Sr. Unsec. Nts., 2/1/13                                                           1,088,000             1,218,560
-------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 3                                 600,000               279,000
-------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 6,12 [EUR]                                       142,728               151,382
-------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                        315,000               269,325
-------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                    300,000               286,500
-------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 6                                                            321,000               276,060
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                             200,000               112,000
-------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.50% Sr. Unsec. Nts., 2/1/11                                      19,000                12,493
-------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 2,12                                 193,919               190,041
                                                                                                         ----------------
                                                                                                               4,707,401
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.8%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12                                     250,000               263,750
-------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7% Sr. Nts., 2/15/15                                                450,000               436,500
-------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 6                                     530,000               511,450
-------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 6                                        1,000,000             1,025,000
-------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08 2                             700,000               574,000
-------------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 1                                                           468,000               472,680
7.688% Sr. Unsec. Nts., 5/1/09 1                                                         1,550,000             1,612,000
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                                650,000               689,000
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 11                       225,000               156,375
-------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                  1,019,000             1,016,453
-------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts.,
2/15/11 1                                                                                  300,000               293,625
-------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 1                                          800,000               878,000
-------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10                                                      2,350,000             2,702,500
14% Sr. Sec. Sub. Nts., 12/15/14                                                         1,375,000             1,674,063
-------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,3                                               500,000                    --
-------------------------------------------------------------------------------------------------------------------------


23                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14           $      650,000       $       661,375
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08                 150,000               152,625
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                            450,000               465,750
-------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15              225,000               219,375
-------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 2,3                                 250,000                    --
                                                                                                         ----------------
                                                                                                              13,804,521
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                    700,000               750,750
11% Sr. Unsec. Nts., 7/31/10                                                                19,000                21,518
12.50% Sr. Unsec. Nts., 2/1/11                                                              50,000                56,750
-------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                    620,000               678,900
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                               400,000               426,000
-------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 7                          800,000               620,000
-------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 1                                                          592,000               669,700
9.75% Sr. Nts., 11/15/31 1                                                                 800,000             1,017,000
-------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,3                             400,000                    --
-------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                                  914,000             1,032,820
-------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                               280,000               296,100
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.10% Sr. Nts., 10/15/12 1,6                                                               145,000               143,731
8.875% Sr. Nts., 10/1/13                                                                   159,000               159,795
-------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.349% Sr. Sec. Nts., 1/15/12 1                                        110,000               114,950
-------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts., 7/29/15 2,12                                        116,000               138,040
-------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                           3,378,000             3,619,382
-------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                                    500,000               542,500
12.50% Sr. Nts., 11/15/09                                                                  342,000               366,795
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                               275,000               290,125
9.625% Sr. Sub. Nts., Series B, 5/15/08                                                    500,000               505,000
9.75% Sr. Sub. Nts., 1/15/10                                                               719,000               729,785
9.875% Sr. Nts., 2/1/10                                                                    300,000               316,500
-------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                            850,000               928,625
-------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75% Sr. Disc.
Nts., 12/15/11 11                                                                          851,000               776,538
-------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                            574,000               549,605
-------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                           600,000               669,000
-------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                               250,000               288,750
                                                                                                         ----------------
                                                                                                              15,708,659
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.7%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 6                                            700,000               770,000
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 9.349% Sr. Sec. Nts., 7/15/07 1,6                                         1,216,180               936,459
-------------------------------------------------------------------------------------------------------------------------


24                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 2                                  $      610,000       $       622,200
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                     19,000                19,998
7.75% Sr. Nts., 8/1/10                                                                     200,000               216,000
8.50% Sr. Nts., 4/15/11                                                                    250,000               279,375
-------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 6                                                                     263,906               263,030
6.125% Nts., 3/25/19 6                                                                     155,824               154,145
-------------------------------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                                                   199,000               236,828
-------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                      1,610,000             1,801,188
-------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 7.625% Sr. Unsec. Nts., 5/1/06 3                           200,000               243,500
-------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., 7.375% Sr. Sec.
Nts., Series B, 9/1/10                                                                     350,000               364,875
-------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                                          200,000               215,500
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13                                             1,175,000             1,257,250
-------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                               669,000               729,210
9.50% Sr. Sec. Nts., 7/15/13                                                             1,400,000             1,554,000
-------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 2                                        577,000               581,328
-------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                        958,000             1,020,270
-------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 6                                             1,391,000             1,422,298
-------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Sr. Unsec. Nts., Series P, 11/15/14                                     1,300,000             1,240,625
                                                                                                         ----------------
                                                                                                              13,928,079
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                               150,000               153,568
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 2                                555,046               624,426
-------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                         1,250,000               753,125
-------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                      121,000               118,883
8.75% Sr. Nts., 2/15/12                                                                    292,000               318,280
10.125% Sr. Sec. Nts., 7/15/13 6                                                         1,400,000             1,568,000
-------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                          456,076               474,604
-------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                           90,000                91,371
                                                                                                         ----------------
                                                                                                               3,948,689
                                                                                                         ----------------
Total Corporate Bonds and Notes (Cost $269,737,465)                                                          272,283,876

                                                                                            Shares
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
-------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,13                                    4,253                    --
-------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 13                              5,000               471,250
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 6                                          608               106,020
-------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 2,13                             216                    22


25                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,                             5,000       $         6,250
Non-Vtg. 2,13
-------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,13                                         151                    --
-------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 2,12                        47               319,718
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                               2,000               115,500
-------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                          7                    12
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 13                                      228               284,430
-------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2                             4,600               677,350
                                                                                                         ----------------
Total Preferred Stocks (Cost $2,094,348)                                                                       1,980,552
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.6%
-------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc. 13                                                                    6,500               199,680
-------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                           2,900               213,759
-------------------------------------------------------------------------------------------------------------------------
Amada Co., Ltd.                                                                             26,000               208,152
-------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                           1,500               206,250
-------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                            5,300               210,410
-------------------------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                               30,300               832,341
-------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                     2,210               211,608
-------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                 2,900               218,138
-------------------------------------------------------------------------------------------------------------------------
Arcelor                                                                                      9,050               211,662
-------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                3,400               187,816
-------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                               4,700               218,268
-------------------------------------------------------------------------------------------------------------------------
BAE Systems plc                                                                             33,790               204,721
-------------------------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                                  6,273                64,361
-------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                               2,730               207,527
-------------------------------------------------------------------------------------------------------------------------
BPB plc                                                                                     15,100               196,021
-------------------------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                                738                 3,683
-------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                   2,700               219,564
-------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 2,13                                                          529                    --
-------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                 3,000               193,740
-------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 13                                            2,660               116,029
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                         91                 3,481
-------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                  2,300               205,965
-------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                  1,700               200,362
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 55                 2,504
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 13                                                                         12,500               205,625
-------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                               3,000               209,730
-------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. 13                                                                            13,986               295,244
-------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 13                                                         16,528                17,520
-------------------------------------------------------------------------------------------------------------------------
Criimi MAE, Inc. 13                                                                         62,047             1,067,829
-------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                2,300               202,377
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                            5,300               191,966
-------------------------------------------------------------------------------------------------------------------------
Daido Steel Co. Ltd.                                                                        40,000               259,906
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                           3,884               206,092
-------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                         10,541               191,804
-------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                           3,300               226,512
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 13                                                       24,300               186,624
-------------------------------------------------------------------------------------------------------------------------
Douglas Holding AG                                                                           5,120               194,758


26                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                            6,900       $       201,273
-------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                      2,088               192,225
-------------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                   4,400               208,032
-------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                              16,300               875,310
-------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                          3,100               232,190
-------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 13                                                                             1,887                78,594
-------------------------------------------------------------------------------------------------------------------------
Exel plc                                                                                     9,420               203,865
-------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 13                                                                     3,400               211,480
-------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                            3,000               200,610
-------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                           28,100               829,512
-------------------------------------------------------------------------------------------------------------------------
First Choice Holidays plc                                                                   54,190               202,391
-------------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                    1,670               196,695
-------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 2,13,14                                   210                    --
-------------------------------------------------------------------------------------------------------------------------
GKN plc                                                                                     37,900               197,034
-------------------------------------------------------------------------------------------------------------------------
Globix Corp. 13                                                                              6,880                13,554
-------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 13                                                         12,400               193,316
-------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                              3,100               212,412
-------------------------------------------------------------------------------------------------------------------------
Hanson plc                                                                                  19,090               198,153
-------------------------------------------------------------------------------------------------------------------------
Hochtief AG                                                                                  4,896               217,777
-------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 2,13                                                           6,667                    --
-------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 13                                                                              4,200               201,096
-------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 13                                                                            5,871               109,039
-------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 13                                                    6,016                30,080
-------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 13                                                                                8,733               363,293
-------------------------------------------------------------------------------------------------------------------------
IVG Immobilien AG                                                                            9,436               194,946
-------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                      2,700               197,640
-------------------------------------------------------------------------------------------------------------------------
Keisei Electric Railway Co. Ltd.                                                            39,000               214,033
-------------------------------------------------------------------------------------------------------------------------
Kelda Group plc                                                                             16,320               202,215
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                          2,100               201,936
-------------------------------------------------------------------------------------------------------------------------
Klepierre                                                                                    2,020               202,716
-------------------------------------------------------------------------------------------------------------------------
Kubota Corp.                                                                                32,000               222,866
-------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 13                                                         1,714                60,333
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                               1,800               209,664
-------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                               3,368                91,205
-------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 13                                                            3,368                86,726
-------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                        24,330               200,404
-------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                  2,300               212,543
-------------------------------------------------------------------------------------------------------------------------
MAN AG                                                                                       3,968               203,395
-------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                           3,091               213,063
-------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co. Ltd.                                                                  18,800               231,001
-------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                    1,629                41,328
-------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                               9,000               198,810
-------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                          5,500               183,920
-------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 13                                                              3,200               210,560
-------------------------------------------------------------------------------------------------------------------------
Nikon Corp.                                                                                 17,000               214,447
-------------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                                29,500               233,879
-------------------------------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                                          68,000               255,180
-------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 13                                                                             29,300               218,285


27                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 13                                                                                 7,842       $       523,846
-------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                  3,500               206,465
-------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                   2,400               205,032
-------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 13                                                                        6,600               196,020
-------------------------------------------------------------------------------------------------------------------------
OKI Electric Industry Co.                                                                   62,000               212,423
-------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 13                                                                      745                 9,313
-------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                                        7,700               210,072
-------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                           1,800               233,874
-------------------------------------------------------------------------------------------------------------------------
Pilkington plc                                                                              83,730               205,279
-------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 13                                                                        7,312               175,927
-------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 2,13                                                                         24,165                   483
-------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 2,13                                                                  18,514                    --
-------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                            4,620               198,290
-------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                    3,600               203,652
-------------------------------------------------------------------------------------------------------------------------
Resolution plc                                                                              17,700               192,622
-------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell plc, B Shares                                                              5,900               203,757
-------------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                       2,980               196,983
-------------------------------------------------------------------------------------------------------------------------
Scottish & Newcastle plc                                                                    23,990               196,228
-------------------------------------------------------------------------------------------------------------------------
Scottish & Southern Energy plc                                                              11,250               204,181
-------------------------------------------------------------------------------------------------------------------------
ScottishPower plc                                                                           22,030               222,064
-------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 13                                                                      1,500               186,630
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                4,500               211,770
-------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                         15,000               204,802
-------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                      1,840               209,973
-------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                          4,700               210,889
-------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP 13                                                                        187                   460
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 2,13                                                                  716                17,184
-------------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                      6,860               198,285
-------------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                                                   87,000               308,697
-------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                 2,600               203,320
-------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 13                                                                    31,828               730,453
-------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                    269                10,959
-------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                             10,445               218,428
-------------------------------------------------------------------------------------------------------------------------
Tokyo Electron Ltd.                                                                          3,500               186,813
-------------------------------------------------------------------------------------------------------------------------
Tokyo Steel Manufacturing Co. Ltd.                                                          13,800               216,190
-------------------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                                    18,000               209,302
-------------------------------------------------------------------------------------------------------------------------
Tosoh Corp.                                                                                 49,000               209,588
-------------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                       8,430               179,532
-------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 2,13                                                                    1,000                 1,100
-------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                    2,000               225,760
-------------------------------------------------------------------------------------------------------------------------
Unibail                                                                                      1,400               203,257
-------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                    4,600               194,810
-------------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                        17,350               200,442
-------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                         10,300               211,150
-------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                          1,800               203,508
-------------------------------------------------------------------------------------------------------------------------
Veolia Environnement SA                                                                      4,888               206,259
-------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 2,13                                                           2,251                     7
-------------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                                     2,250               193,753
-------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                                         2,300               199,226


28                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 13                                                            38,252       $        82,262
-------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                              2,600               197,002
-------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 2,13                                                                         1,082                    22
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 13                                                                   1,100                 2,816
                                                                                                         ----------------
Total Common Stocks (Cost $23,804,013)                                                                        27,492,215

                                                                                             Units
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 6,13                                                    800               281,742
-------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 2,13                                                       250                    --
-------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 2,13                                                         400                    --
-------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 2,13                                              100                    --
-------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 2,13                                                      530                    --
-------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 2,13                                                                            1,509                    68
Exp. 5/16/06 2,13                                                                                2                    --
-------------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 2,13                                     2,135                    --
-------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 2,13                                                             300                    --
-------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 6,13                                      200                    --
-------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 2,13                                      150                    --
-------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 2,13                                                           450                    --
-------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 13                                                  5,710                 2,284
-------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 2,13                                                       300                     3
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 13                                              1,165                   587
-------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 2,13                2,300                69,000
-------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 13                                             175                   119
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 2,13                                       2,204                   771
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 2,13                                       1,653                   397
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 2,13                                       1,653                   364
                                                                                                         ----------------
Total Rights, Warrants and Certificates (Cost $36,086)                                                           355,335

                                                                                         Principal
                                                                                            Amount
----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--12.1%
Aon Capital Markets/Helix 04 Ltd. Catastrophe Linked Nts., 9.42%, 6/30/09 1         $      600,000       $       590,496
----------------------------------------------------------------------------------------------------------------------------
Arbor I Ltd. Catastrophe Linked Nts.:
19.37%, 6/15/06 1,6                                                                        100,000               101,020
Series IV, 17.87%, 3/15/06 1                                                               250,000               249,863
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., Russia (Government of) Credit Linked Nts., 5.16%,
8/18/08 7 [RUR]                                                                        270,000,000             8,169,165
----------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd., 6.915% Nts., 6/13/08 1,2                                                    500,000               501,000
----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 17.37%, 7/3/07 [BRR]                    4,660,000             1,579,828


29                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]           $    2,927,000       $     1,114,431
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                4,619,000             1,758,646
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.41%, 10/4/05 [BRR]            2,230,000               999,910
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.80%, 1/3/08 [BRR]             1,948,615               614,327
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 19.85%, 1/2/09 [BRR]             2,231,957               609,790
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 20.40%, 1/5/10 [BRR]             2,480,096               594,035
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                       1,060,000,000               567,701
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]               552,359,546               339,916
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]                 3,860,150,000             2,024,100
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 1,800,000,000             1,107,700
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 1,200,000,000               738,467
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 1,034,000,000               636,312
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                   927,000,000               570,466
Dominican Republic Credit Linked Nts., 14.11%, 7/10/06 (linked to Dominican
Republic Treasury Bills) 7 [DOP]                                                        23,200,000               676,095
Dominican Republic Credit Linked Nts., 15.64%, 5/2/06 (linked to Dominican
Republic Treasury Bills) 7 [DOP]                                                        19,490,000               584,574
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                               21,900,000               709,334
Dominican Republic Credit Linked Nts., 19.69%, 3/31/06 (linked to Dominican
Republic Treasury Bills) 7 [DOP]                                                        17,740,000               537,833
Dominican Republic Credit Linked Nts., 22.41%, 3/10/06 (linked to Dominican
Republic Treasury Bills) 7 [DOP]                                                        22,703,730               694,763
Dominican Republic Unsec. Credit Linked Nts., 14.67%, 5/15/06 (linked to
Dominican Republic Treasury Bills) 7 [DOP]                                              16,070,000               479,341
Dominican Republic Unsec. Credit Linked Nts., 16.18%, 4/24/06 (linked to
Dominican Republic Treasury Bills) 7 [DOP]                                               6,560,000               197,294
Dominican Republic Unsec. Credit Linked Nts., 23.07%, 3/3/06 (linked to
Dominican Republic Treasury Bills) 7 [DOP]                                              42,662,900             1,309,456
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.01%, 9/19/06
(linked to Egyptian Treasury Bills) 7 [EGP]                                              5,000,000               798,368
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.407%, 2/9/06
(linked to Egyptian Treasury Bills) [EGP]                                                5,773,000               971,628
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%, 12/29/05
(linked to Egyptian Treasury Bills) [EGP]                                                1,380,000               234,578
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%, 1/12/06
(linked to Egyptian Treasury Bills) [EGP]                                                4,530,000               767,481
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 9.65%, 11/29/05
(linked to Egyptian Treasury Bills) 7 [EGP]                                              5,700,000               981,964
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 9.67%, 10/28/05
(linked to Egyptian Treasury Bills) 7 [EGP]                                              3,970,000               684,921
-------------------------------------------------------------------------------------------------------------------------
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                            880,000               205,624
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic of) Credit Linked
Nts., Series EMG 7, 15%, 2/10/10 [TRY]                                                   3,014,000             2,404,037
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                    28,065,000             1,024,729
South African Rand Interest Bearing Linked Nts., Series FBi 43, 3.52%, 5/23/22             825,000               817,905
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                           2,195,000               512,513
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                                     352,000               410,122


30                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Credit Linked Nts., Series EM 872, 22.88%, 10/20/05 1          $      396,000       $       414,393
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                    1,190,000             1,534,874
Turkey (Republic of) Credit Linked Nts., Series EMG 19, 16.90%, 7/5/06 7 [TRY]           1,440,000               960,068
Turkey (Republic of) Credit Linked Nts., Series EMG 4, 18.70%, 7/6/06 [TRY]              1,909,191             1,272,884
Turkey (Republic of) Credit Linked Nts., Series NAS 316, 22.66%, 2/23/06 7                 607,000               787,801
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]            661,000               154,338
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]          4,170,000               973,658
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 5 [ARP]                         2,990,000             2,450,078
Brazil Real Credit Linked Nts., 13.88%, 3/3/10 7 [BRR]                                   4,580,760             1,292,357
Campania Total Return Linked Nts., 2.88%, 7/30/10 1 [EUR]                                5,200,000             6,278,998
Egypt (The Arab Republic of) Total Return Linked Nts., 8.52%, 1/17/06 (linked
to Egyptian Treasury Bills) 7 [EGP]                                                      4,280,000               724,851
Egypt (The Arab Republic of) Total Return Linked Nts., 9.64%, 3/9/06 (linked
to Egyptian Treasury Bills) 7 [EGP]                                                      2,120,000               354,253
European Investment Bank, Russian Federation Credit Linked Nts., 5.65%, 1/19/10            705,000               559,841
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                 820,000               620,986
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                    873,600               878,055
Moscow (City of) Credit Linked Nts., 10%, 3/30/10 [RUR]                                 22,742,000               898,631
OAO Gazprom I Credit Nts., 6.201%, 10/20/07                                                790,000               864,791
OAO Gazprom II Credit Nts., 5.951%, 4/20/07                                                790,000               850,156
Philippines (Republic of) Credit Linked Nts., 12%, 1/20/09 [PHP]                        23,740,000               446,066
Philippines (Republic of) Credit Linked Nts., 12.375%, 11/1/09 [PHP]                    46,230,000               866,390
Philippines (Republic of) Credit Linked Nts., 12.375%, 3/1/15 [PHP]                      8,110,000               148,676
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                           788,640               298,346
Russian Federation Credit Linked Nts., 12/2/09 7 [RUR]                                  19,221,000               710,105
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10 2,5                         400,000               400,760
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11 2,5                       400,000               400,760
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11 2,5                         400,000               400,760
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12 2,5                       400,000               400,760
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12 2,5                         400,000               400,760
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]                          1,727,000               356,786
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                           269,000                62,822
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                           955,000               223,031
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                          2,390,000               475,821
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                2,390,000               475,821
Videocon International Ltd. Credit Linked Nts., 5.73%, 12/29/09                          1,630,000             1,632,771
-------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates, Series 4-T1,
8.25%, 6/29/10 6,15                                                                     22,320,540            22,208,937
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)/Residential Reinsurance Ltd. Catastrophe
Linked Nts., Series B, 12.32%, 6/6/08 1,2                                                  800,000               736,000
-------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%,
12/30/09 2 [UAH]                                                                         4,689,000             1,090,443
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 7 [BRR]                  3,693,700               500,942
Brazil (Federal Republic of) Credit Linked Nts., 12.68%, 6/1/13 7 [BRR]                  5,490,000               883,512


31                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Credit Linked Nts., 15.33%, 1/2/15 7 [BRR]                 10,948,600       $     1,484,855
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.55%,
1/2/15 7 [BRR]                                                                           8,035,000             1,089,711
Brazil (Federal Republic of) Credit Linked Nts., Series III, 12.18%,
1/2/15 5,7 [BRR]                                                                         8,500,000             1,152,775
Colombia (Republic of) Credit Linked Bonds, 13.50%, 8/3/20 [COP]                    11,160,000,000             1,356,979
Peru (Republic of) Credit Linked Nts., 8.12%, 9/2/15 7 [PEN]                             3,470,000               445,505
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                1,120,000             1,122,386
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total Return Linked Nts., 7.90%, 2/8/10 (linked to
Romanian Treasury Bills) [RON]                                                             821,400               297,974
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07 (linked to
Turkey Treasury Bills)                                                                   1,260,000             1,607,004
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Total Return Linked Nts., 6.50%, 3/8/10 (linked to
Romanian Treasury Bills) [RON]                                                           2,228,300               759,336
Romania (The State of) Total Return Linked Nts., 6.75%, 3/10/08 (linked to
Romanian Treasury Bills) [RON]                                                           2,600,000               891,426
Romania (The State of) Total Return Linked Nts., 7.25%, 4/18/10 (linked to
Romanian Treasury Bills) [RON]                                                             213,000                74,271
Romania (The State of) Total Return Linked Nts., 7.50%, 3/5/07 (linked to
Romanian Treasury Bills) [RON]                                                             354,000               123,817
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                                                             199,000                69,536
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                                                             512,000               178,906
Romania (The State of) Total Return Linked Nts., 7.90%, 2/11/08 (linked to
Romanian Treasury Bills) [RON]                                                           1,885,100               669,833
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Sr. Sub. Linked Nts., 15.45%, 1/2/14 [BRR]                  3,400,000             1,477,114
Philippines (Republic of) Credit Linked Nts., 8.652%, 9/20/15 1                         10,300,000            10,300,000
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                              1,900,000             2,069,100
-------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Foundation RE Ltd. Catastrophe Linked Nts.,
7.897%, 11/24/08 1,6                                                                       500,000               497,663
-------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe Linked Nts.,
8.62%, 6/15/07 1,6                                                                         250,000               252,913
-------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2002, Cl. A-A, 9.87%, 6/15/06 1,6                                                   250,000               249,908
Series 2002-1, Cl. E-A, 8.12%, 6/15/06 1                                                   500,000               502,825
Series 2003-I, Cl. C-A, 9.87%, 6/15/06 1                                                   500,000               505,575
Series 2003-II, Cl. A-A, 9.87%, 6/15/06 1,6                                                500,000               499,550
Series 2003-II, Cl. B-A, 8.87%, 6/15/06 1,6                                                500,000               501,750
Series 2003-II, Cl. C-A, 9.62%, 6/15/06 1,6                                                500,000               504,750
-------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital V Catastrophe Linked Nts.,
7.70%, 1/9/07 1,2                                                                          750,000               751,163
-------------------------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                4,792,700             1,187,308
OAO Gazprom III Credit Nts., 5.88%, 7/5/06                                               1,980,000             2,051,173
                                                                                                         ----------------
Total Structured Notes (Cost $121,180,891)                                                                   125,536,121


32                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                            Date            Strike                       Contracts                 Value
-------------------------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
-------------------------------------------------------------------------------------------------------------------------
Australian Dollar Call 13                 2/9/06              5.67AUD                   12,000,000              $ 21,488
-------------------------------------------------------------------------------------------------------------------------
Brazilian Real Call 13                   10/3/05             16.50BRR                    4,670,000                    22
-------------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 13              10/11/05              9.40MXN                   47,400,000                50,186
Mexican Neuvo Peso Call 13              11/10/05              9.02MXN                   60,800,000                42,765
Mexican Neuvo Peso Call 13               12/2/05              9.42MXN                   94,600,000               170,755
Mexican Neuvo Peso Call 13               12/8/05              9.23MXN                   60,900,000                70,741
Mexican Neuvo Peso Call 13              12/27/05              9.32MXN                   61,205,000                87,985
                                                                                                                ---------
Total Swaptions Purchased (Cost $426,947)                                                                        443,942

                                                                                         Principal
                                                                                            Amount
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--15.3% 16
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 83.31% in joint repurchase agreement (Principal
Amount/Value $190,460,000, with a maturity value of $190,511,265) with DB
Alex Brown LLC, 3.23%, dated 9/30/05, to be repurchased at $158,707,707 on
10/3/05, collateralized by U.S. Treasury Bonds, 3.625%, 5/15/13 with a value
of $194,345,063 (Cost $158,665,000)                                                 $  158,665,000           158,665,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,067,665,632)                                                   1,080,324,485
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.1%
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
Undivided interest of 0.33% in joint repurchase agreement (Principal
Amount/Value $3,300,000,000, with a maturity value of $3,301,064,250) with
Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $10,872,040 on
10/3/05, collateralized by U.S. Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35,
with a value of $3,366,000,000 17  (Cost $10,868,535)                                   10,868,535            10,868,535
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,078,534,167)                                            104.9%        1,091,193,020
-------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (4.9)          (51,278,699)
                                                                                    -------------------------------------
Net Assets                                                                                   100.0%      $ 1,039,914,321
                                                                                    =====================================


33                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP          Argentine Peso
AUD          Australian Dollar
BRR          Brazilian Real
CAD          Canadian Dollar
COP          Colombian Peso
DEM          German Mark
DOP          Dominican Republic Peso
EGP          Egyptian Pounds
EUR          Euro
GBP          British Pound Sterling
ILS          Israeli Shekel
JPY          Japanese Yen
MXN          Mexican Nuevo Peso
MYR          Malaysian Ringgit
NZD          New Zealand Dollar
PEN          Peruvian New Sol
PHP          Philippines Peso
PLZ          Polish Zloty
RON          Romanian Leu
RUR          Russian Ruble
TRY          New Turkish Lira
UAH          Ukraine Hryvnia
ZAR          South African Rand

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $18,942,757, which represents 1.82% of the Fund's net assets, of which $483 is considered restricted. In addition, the Fund has restricted currency of $109,152, which represents 0.01% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $4,970,768 or 0.48% of the Fund's net assets as of September 30, 2005.

5. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See Note 1 of Notes to Financial Statements.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $76,603,747 or 7.37% of the Fund's net assets as of September 30, 2005.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $2,981,875. See accompanying Notes to Quarterly Statement of Investments.

9. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12. Interest or dividend is paid-in-kind.

13. Non-income producing security.

14. Received as the result of issuer reorganization.

15. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

16. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

17. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $      1,079,246,499
                                                      ====================

Gross unrealized appreciation                         $         30,246,928
Gross unrealized depreciation                                  (18,300,407)
                                                      --------------------
Net unrealized appreciation                           $         11,946,521
                                                      ====================


34                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2005, the market value of these securities comprised 12.1% of the Fund's net assets and resulted in unrealized cumulative gains of $4,355,230.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally


35                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $73,669,276 of securities issued on a when-issued basis or forward commitment and sold $13,882,286 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $2,551,509, representing 0.25% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily


36                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


37                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of September 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                              EXPIRATION    CONTRACT AMOUNT        VALUATION AS OF       UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                               DATES             (000s)         SEPT. 30, 2005     APPRECIATION     DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                      10/6/05-2/2/06             10,501 ARP        $ 3,603,768    $      32,862     $     28,884
Brazilian Real (BRR)                    10/17/05-9/25/06             65,936 BRR         27,099,797        1,323,731               --
British Pound Sterling (GBP)                      3/9/06                450 GBP            792,848               --            1,042
Canadian Dollar (CAD)                           10/21/05              5,010 CAD          4,312,197           16,754               --
Chiliean Peso (CLP)                     10/6/05-12/22/05          1,050,000 CLP          1,980,894           26,085               --
Indian Rupee (INR)                     10/26/05-12/20/05            218,580 INR          4,968,154           24,645               --
Indonesia Rupiah (IDR)                            1/4/06          9,720,000 IDR            943,689           24,106               --
Japanese Yen (JPY)                                3/9/06            545,000 JPY          4,891,439               --           61,981
Mexican Nuevo Peso (MXN)               10/25/05-10/26/05             65,400 MXN          6,054,053            9,929            9,565
Noregian Krone (NOK)                            10/24/05             24,580 NOK          3,756,087               --           93,446
Philippines Peso (PHP)                          10/26/05            211,300 PHP          3,758,139           21,623               --
Russian Ruble (RUR)                             10/27/05             28,475 RUR          1,000,565           25,059               --
Slovakia Koruna (SKK)                  11/14/05-12/21/05            126,390 SKK          3,915,620               --           97,350
Swiss Franc (CHF)                               10/21/05             21,250 CHF         16,445,763               --          238,176
Turkish Lira (TRY)                      10/26/05-11/7/05              6,270 TRY          4,609,900               --           25,342
                                                                                                      ------------------------------
                                                                                                          1,504,794          555,786
                                                                                                      ------------------------------
CONTRACTS TO SELL
Argentine Peso (ARP)                             10/6/05              6,067 ARP          2,085,688           24,593               --
Australian Dollar (AUD)                          12/5/05              7,620 AUD          5,794,132            1,644          132,370
British Pound Sterling (GBP)             10/17/05-3/8/06              4,720 GBP          8,320,152          203,293               --
Canadian Dollar (CAD)                            2/17/06                355 CAD            306,600               --            8,781
Chinese Renminbi (Yuan)                         10/26/05             30,500 CNY          3,772,185            6,074               --
Czech Koruna (CZK)                              10/26/05             93,800 CZK          3,811,114           79,388               --
Euro (EUR)                               10/17/05-3/9/06             34,060 EUR         41,064,278          634,705               --
Japanese Yen (JPY)                       10/26/05-3/8/06          2,448,000 JPY         21,794,251          302,245               --
South African Rand (ZAR)               10/11/05-11/15/05             18,865 ZAR          2,958,753               --          234,744
Swedish Krone (SEK)                             10/26/05             29,200 SEK          3,772,021           42,006               --
Swiss Franc (CHF)                               10/26/05              4,860 CHF          3,762,920           59,999               --
Turkish Lira (TRY)                        11/1/05-2/8/06              6,759 TRY          4,898,088               --          170,020
                                                                                                      ------------------------------
                                                                                                          1,353,947          545,915
                                                                                                      ------------------------------
Total unrealized appreciation and depreciation                                                        $   2,858,741     $  1,101,701
                                                                                                      ==============================


38                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


39                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of September 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                                                  UNREALIZED
                                                 EXPIRATION         NUMBER OF         VALUATION AS OF           APPRECIATION
CONTRACT DESCRIPTION                                  DATES         CONTRACTS      SEPTEMBER 30, 2005          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Amsterdam Exchange Index                           10/21/05                17       $       1,649,024    $            27,833
CAC-40 10 Index                                    10/21/05                40               2,211,886                 40,107
DAX Index                                          12/16/05                11               1,674,524                 42,301
FTSE 100 Index                                     12/16/05                 4                 386,941                 (1,056)
Japan (Government of) Mini Bonds, 10 yr.            12/8/05                16               1,940,381                 (1,175)
Standard & Poor's ASX 200 Index                    12/15/05                20               1,768,093                 43,411
Standard & Poor's/MIB Index, 10 yr.                12/16/05                 8               1,673,265                 21,138
U.S. Long Bonds                                    12/20/05               266              30,432,063               (663,996)
U.S. Treasury Nts., 10 yr.                         12/20/05               218              23,962,969                (85,633)
                                                                                                         --------------------
                                                                                                                    (577,070)
                                                                                                         --------------------
CONTRACTS TO SELL
CAC-40 10 Index                                    10/21/05                54               2,986,047                (72,444)
DAX Index                                          12/16/05                25               3,805,736               (113,500)
Euro-Bundesobligation, 10 yr.                       12/8/05                17               2,503,467                  6,257
FTSE 100 Index                                     12/16/05                28               2,708,586                (59,175)
NASDAQ 100 E-Mini Index                            12/16/05               105               3,389,400                (25,355)
Nikkei 225 Index                                    12/8/05                43               5,136,364               (329,811)
Standard & Poor's 500 Index                        12/15/05                59              18,205,925                 58,041
United Kingdom Long Gilt                           12/28/05                 2                 397,665                    689
U.S. Long Bonds                                    12/20/05               145              16,588,906                 19,948
U.S. Treasury Nts., 2 yr.                          12/30/05               241              49,619,641                151,818
U.S. Treasury Nts., 5 yr.                          12/20/05                53               5,663,547                 31,074
U.S. Treasury Nts., 10 yr.                         12/20/05               106              11,651,719                143,983
                                                                                                         --------------------
                                                                                                                    (188,475)
                                                                                                         --------------------
                                                                                                         $          (765,545)
                                                                                                         ====================

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is


40                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended September 30, 2005 was as follows:

                                            CALL OPTIONS                      PUT OPTIONS
                                  -----------------------------     -----------------------------
                                   PRINCIPAL/                        PRINCIPAL/
                                    NUMBER OF        AMOUNT OF        NUMBER OF        AMOUNT OF
                                    CONTRACTS         PREMIUMS        CONTRACTS         PREMIUMS
-------------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2004                         945       $    2,661        2,325,000       $    5,357
Options written                         1,190              935               --               --
Options closed or expired              (2,135)          (3,596)      (2,325,000)          (5,357)
                                  ---------------------------------------------------------------
Options outstanding as of
September 30, 2005                         --       $       --               --       $       --
                                  ===============================================================

CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other


41                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of September 30, 2005 is as follows:

                                                                                                  ANNUAL
                                                                    NOTIONAL AMOUNT             INTEREST
                                                                    RECEIVED BY THE            RATE PAID
                                 REFERENCED DEBT                          FUND UPON               BY THE            UNREALIZED
COUNTERPARTY                     OBLIGATION                            CREDIT EVENT                 FUND          DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets         Russian Federation 5%              $     3,590,000                 1.09%       $       99,469
Limited London, UK               Step-up Bond
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase New York, NY:
                                 Kingdom of Jordan 6%
                                 Step-up Bond                               250,000                 2.00                 2,448
                                 Russian Federation 2.50%
                                 Step-up Bond                               730,000                 2.40                88,131
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                                 Brazil 12.25% Global Bond                3,000,000                 6.15               449,267
                                 General Motors 7.125% Bond                 700,000                 5.45                37,149
                                 General Motors 7.125% Bond               1,300,000                 4.40                24,585
                                 Republic of Turkey 11.875% Bond            580,000                 3.15                36,791
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                                 Republic of Columbia 10.375% Bond        1,080,000                 3.70                68,489
                                 Turkey Government 11.875%
                                 International Bond                       1,560,000                 3.22                52,111
                                 Ukrainian Government Bond                  346,000                 1.65                   536
-------------------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch            Federal Republic of
                                 Brazil 12.25% Bond                         900,000                 4.50                96,892
                                                                                                                ---------------
                                                                                                                $      955,868
                                                                                                                ===============


42                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit swaps as of September 30, 2005 is as follows:

                                                                         NOTIONAL
                                                                      AMOUNT PAID      ANNUAL INTEREST        UNREALIZED
                              REFERENCED DEBT                    BY THE FUND UPON        RATE RECEIVED      APPRECIATION
COUNTERPARTY                  OBLIGATION                              CREDIT EVEN          BY THE FUND     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets      Russian Federation 5%
Limited London, UK            Step-up Bond                       $      6,280,000                0.70%      $     51,879
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                              General Motors 7.125% Bond                  700,000                9.80            104,077
                              General Motors 7.125% Bond                1,300,000                5.55            (80,157)
                              Republic of Turkey 11.875% Bond           1,270,000                1.87             28,126
-------------------------------------------------------------------------------------------------------------------------
UBS AG, London                Federal Republic of
Branch                        Brazil 12.25% Bond                        3,055,000                3.80            241,679
                                                                                                            -------------
                                                                                                            $    345,604
                                                                                                            =============

INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.


43                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of September 30, 2005, the Fund had entered into the following interest rate swap agreements:

                                                            RATE           RATE
                                                         PAID BY    RECEIVED BY
                                                     THE FUND AT    THE FUND AT                                          UNREALIZED
SWAP                                   NOTIONAL        SEPT. 30,      SEPT. 30,   FLOATING               TERMINATION   APPRECIATION
COUNTERPARTY                             AMOUNT             2005           2005   RATE INDEX                   DATES  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings, Inc.:
                                  1,407,000,000 KRW         3.93%          4.34%  Three-Month KWCDC          2/17/10    $    (9,134)
                                    500,000,000 KRW         3.49          4.575   KWCDC                      8/26/10             51
                                      1,260,000 PLZ         4.35           5.52   Six-Month WIBO             3/24/10         25,309
                                      2,016,000 PLZ         4.35           5.55   Six-Month WIBO             3/24/10         41,242
------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse First
Boston International                  9,530,000 MXN        10.03             10   28-Day MXN TIIE             7/9/15         47,085
------------------------------------------------------------------------------------------------------------------------------------

Credit Suisse First
Boston, Inc. (Nassau Branch)          3,640,000 PLZ         4.91           4.48   Six-Month WIBO              7/1/10         (7,823)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                      4,055,000 EUR        2.134           3.83   Three-Month EURIBOR         3/8/15        343,230
                                        930,000             3.66           5.25   Six-Month LIBOR            6/23/15         66,271
                                      5,555,000            4.816          3.834   Three-Month BBA LIBOR       3/8/15        (44,816)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 5 yr.:
                                     55,240,000 TWD         2.53           1.36   90-Day CPTW                8/19/09        (43,802)
                                     74,350,000 INR         4.88          5.012   IRS                        1/15/09         57,110
------------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG, 10 yr.             10,000,000             3.79           5.32   Three-Month BBA LIBOR      5/12/14        590,054
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                                     15,887,992 BRR        19.73          17.18   BZDI                        1/2/08         11,053
                                      1,682,090 BRR        18.25          17.72   BZDI                        1/2/07         (7,007)
                                      2,744,000 BRR         19.2          18.16   BZDI                        1/2/08         27,431
                                      4,710,000 MXN         9.49             10   MXN TIIE                   6/24/15         22,041
                                      9,160,000 MXN         9.61          10.22   MXN TIIE                   1/30/15         54,996
                                      7,875,000 MXN         9.48          10.43   MXN TIIE                   5/29/15         57,544
                                      7,875,000 MXN         9.48          10.30   MXN TIIE                    6/1/15         51,249
                                      7,990,000 MXN        9.735          10.29   MXN TIIE                   6/14/15         51,790
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                      3,307,000 BRR        18.63             18   BZDI                        1/2/07         (5,439)
                                      1,314,230 BRR        18.25          17.17   BZDI                        1/2/08         (3,218)
                                      1,606,280 BRR        18.25          17.17   BZDI                        1/2/08         (3,933)
                                      9,100,000 MXN         9.72           10.7   MXN TIIE                    5/8/15         81,834
                                      6,090,000 MXN        9.625           9.41   MXN TIIE                   8/31/20           (565)
                                     12,220,000 MXN        9.675            9.5   MXN TIIE                   8/28/25           (764)
                                     18,300,000 MXN        9.625           9.51   MXN TIIE                   8/26/25            432
                                     11,510,000 MXN        9.675           9.74   MXN TIIE                    1/5/10         32,603
                                     23,010,000 MXN        9.625           9.84   MXN TIIE                  12/31/09         73,006
                                      4,100,000 MXN        9.495          10.85   MXN TIIE                    3/5/15         40,188
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                                    245,400,000 HUF         6.63              7   Six-Month LIBOR flat       7/14/08         23,745
                                     14,620,000 MXN         9.65          10.88   28-Day MXN TIIE           11/16/14        146,242
                                      9,700,000 MXN         9.51           9.76   MXN TIIE                   8/17/15         33,425
                                    100,000,000             3.87           4.43   Three-Month LIBOR           9/1/10       (652,665)
                                      1,820,000             3.68           4.94   Three-Month BBA LIBOR      4/30/14         57,976
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, 10 yr.          35,000,000             3.22          4.985   Three-Month BBA LIBOR       5/6/14      1,221,279
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                                      1,000,000 GBP        4.598          4.515   Six-Month BPO              2/17/16         (2,912)
                                      4,200,000 GBP        4.515           4.52   Six-Month BPO              2/17/08          9,737
                                      9,440,000 MXN        9.625           9.99   28-Day MXN TIIE            7/19/15         44,392
                                      4,680,000 PLZ         4.74           4.53   Six-Month WIBO              7/5/10         (7,101)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                                      1,760,273 BRR        18.68          16.88   BZDI                        1/2/08        (10,045)
                                      3,540,000 BRR        19.72          17.59   BZDI                        1/2/07         (7,607)
                                     22,000,000             2.32           3.76   Three-Month LIBOR flat     11/10/05       138,922
                                      4,940,000 ZAR            7           8.14   Three-Month JIBA           5/18/10          7,691
                                                                                                                        ------------
                                                                                                                        $ 2,551,093
                                                                                                                        ============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR           Brazilian Real
EUR           Euro
GBP           British Pound Sterling
HUF           Hungary Forints
INR           Indian Rupee
KRW           South Korean Won
MXN           Mexican Nuevo Peso
PLZ           Polish Zloty
TWD           New Taiwan Dollar
ZAR           South African Rand

Index abbreviations are as follows:

BBA LIBOR     British Bankers' Association London-Interbank Offered Rate
BPO (GBP)     British Bankers' Association London-Interbank Offered Rate
              (British Pound Sterling)
BZDI          Brazil Cetip Interbank Deposit Rate
CPTW          Bloomberg Taiwan Secondary Commercial Papers
EURIBOR       Euro Interbank Offered Rate
IRS           India Swap Composites
JIBA          South Africa Johannesburg Interbank Agreed Rate
KWCDC         South Korean Won-3 Months
LIBOR         London-Interbank Offered Rate
MXN TIIE      Mexican Peso-Interbank Equilibrium Interest Rate
WIBO          Poland Warsaw Interbank Offer Bid Rate


44                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of September 30, 2005, the Fund had entered into the following total return swap agreements.

                                         PAID BY                       RECEIVED BY                                      UNREALIZED
SWAP                    NOTIONAL     THE FUND AT      RATES AS OF      THE FUND AT     RATES AS OF    TERMINATION     APPRECIATION
COUNTERPARTY              AMOUNT  SEPT. 30, 2005   SEPT. 30, 2005   SEPT. 30, 2005  SEPT. 30, 2005          DATES    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
                                       Six-Month
Deutsche Bank AG     $ 1,620,000       BBA LIBOR          4.23063%            UDIS        3.586687%       5/13/15   $      174,532
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                       Six-Month
                         920,000       BBA LIBOR          4.23063             UDIS        3.586687        1/14/15           91,806
                                       Six-Month
                         920,000       BBA LIBOR          4.23063             UDIS        3.586687        1/20/15           93,546
------------------------------------------------------------------------------------------------------------------------------------
                                      One-Month                          Change of
                                     LIBOR Minus                      Total Return
                                   0.25% (+or -)                         of Lehman
                                            Rate                          Brothers
UBS AG                 7,850,000        Received          5.04893       CMBS Index           (1.36)*       12/1/05        (106,473)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $      253,411
                                                                                                                    ================

*Represents an additional amount paid by the Fund at September 30, 2005.

Index abbreviations are as follows:

BBA LIBOR     British Bankers' Association London-Interbank Offered Rate
CMBS          Commercial Mortgage Backed Securities
LIBOR         London-Interbank Offered Rate
UDIS          Mexican Indice Nacional de Precios al Consumidor


45                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

FOREIGN EXCHANGE VOLATILITY SWAP CONTRACTS

The Fund may enter into a foreign exchange volatility swap transaction to hedge the direction of volatility in a particular currency, or for other non-speculative purposes. In foreign exchange volatility swaps, counterparties agree to buy or sell volatility at a specific volatility level over a fixed period. Payment is normally made on the basis of a currency amount per percentage point above or below the volatility strike level at maturity. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records a daily increase or decrease to unrealized gain (loss) based on changes in the amount due to or owed by the Fund at the expiration date of the swap. Foreign exchange volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations).

As of September 30, 2005, the Fund had entered into the following foreign exchange volatility swap agreements:

                                                                  NOTIONAL
                                                                 PRINCIPAL    EXPIRATION                          UNREALIZED
SWAP COUNTERPARTY                    CURRENCY                       AMOUNT          DATE      PRICE             DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)      Mexican Nuevo Peso      $   2,160,000      10/12/05     11.449  MXN       $      13,299

SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the six months ended September 30, 2005 was as follows:

                                                CALL SWAPTIONS                              PUT SWAPTIONS
                                   --------------------------------------     ------------------------------------
                                        NOTIONAL               AMOUNT OF           NOTIONAL            AMOUNT OF
                                          AMOUNT                PREMIUMS             AMOUNT             PREMIUMS
------------------------------------------------------------------------------------------------------------------
Swaptions outstanding as of
December 31, 2004                  $   6,670,000            $     66,002      $   8,240,000       $       28,460
Swaptions written                     39,525,000                 204,292                 --                   --
Swaptions closed or expired          (37,195,000)               (233,394)        (8,240,000)             (28,460)
                                   -------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005                 $   9,000,000            $     36,900      $          --       $           --
                                   ===============================================================================


46                                            Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of September 30, 2005, the Fund had entered into the following swaption contracts:

                                           NOTIONAL      EXPIRATION        EXERCISE         PREMIUM
SWAPTIONS                                    AMOUNT            DATE           PRICE         RECEIVED            VALUE
----------------------------------------------------------------------------------------------------------------------
US Dollar Call                         $   9,000,000         2/9/06    $       4.74      $    36,900     $     48,964

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                        ACQUISITION                         VALUATION AS OF                  UNREALIZED
SECURITY                                      DATES              COST    SEPTEMBER 30, 2005                DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares                      1/4/01       $       840         $          --             $           840
Prandium, Inc.                      3/19/99-7/18/02           284,000                   483                     283,517
                                                          --------------------------------------------------------------
                                                          $   284,840         $         483             $       284,357
                                                          ==============================================================
CURRENCY
Argentine Peso                      7/14/05-9/15/05       $   110,602         $     109,152             $         1,450

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had on loan securities valued at $38,331,728. Collateral of $39,131,934 was received for the loans, of which $10,868,535 was received in cash and subsequently invested in approved instruments.


47                                            Oppenheimer Strategic Bond Fund/VA


Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.0%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.4%
-------------------------------------------------------------------------------------------------------
MEDIA--7.4%
Liberty Global, Inc., Series A                                                3,043         $   82,404
-------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                              3,043             78,357
-------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                       3,900             60,801
                                                                                            -----------
                                                                                               221,562
CONSUMER STAPLES--5.0%
-------------------------------------------------------------------------------------------------------
TOBACCO--5.0%
Altria Group, Inc.                                                            2,050            151,106
ENERGY--12.5%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
Halliburton Co.                                                                 970             66,464
-------------------------------------------------------------------------------------------------------
OIL & GAS--10.3%
BP plc, ADR                                                                   2,070            146,660
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                             1,900            120,726
-------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                  300             40,746
                                                                                            -----------
                                                                                               308,132
FINANCIALS--29.1%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.2%
UBS AG                                                                        1,500            128,250
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.5%
Bank of America Corp.                                                         1,188             50,015
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                             2,480            145,254
                                                                                            -----------
                                                                                               195,269
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--10.1%
Capital One Financial Corp.                                                     970             77,134
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                               1,400             63,728
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                          3,550            120,452
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                  360             41,933
                                                                                            -----------
                                                                                               303,247
-------------------------------------------------------------------------------------------------------
INSURANCE--5.4%
Everest Re Group Ltd.                                                           300             29,370
-------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                               2,840             91,562
-------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                           1,360             40,650
                                                                                            -----------
                                                                                               161,582
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.9%
Countrywide Financial Corp.                                                   1,730             57,055
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                                     520             29,359
                                                                                            -----------
                                                                                                86,414
HEALTH CARE--3.8%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Wyeth                                                                           900             41,643
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.4%
Sanofi-Aventis SA, ADR                                                        1,720             71,466
INDUSTRIALS--12.3%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--8.2%
Honeywell International, Inc.                                                 4,130            154,875
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                    740             28,135
-------------------------------------------------------------------------------------------------------


1                                                      Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
United Technologies Corp.                                                     1,200         $   62,208
                                                                                            -----------
                                                                                               245,218
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.1%
Cendant Corp.                                                                 5,990            123,634
INFORMATION TECHNOLOGY--13.9%
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
International Business Machines Corp.                                           730             58,561
-------------------------------------------------------------------------------------------------------
SOFTWARE--12.0%
Microsoft Corp.                                                               4,860            125,048
-------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                4,870             36,282
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                              3,960             74,844
-------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                         5,590            123,483
                                                                                            -----------
                                                                                               359,657
MATERIALS--3.5%
-------------------------------------------------------------------------------------------------------
CHEMICALS--2.2%
Praxair, Inc.                                                                 1,370             65,664
-------------------------------------------------------------------------------------------------------
METALS & MINING--1.3%
Phelps Dodge Corp.                                                              290             37,680
TELECOMMUNICATION SERVICES--2.1%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
IDT Corp., Cl. B 1                                                            3,030             36,936
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                    830             27,133
                                                                                            -----------
                                                                                                64,069
UTILITIES--8.4%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.3%
AES Corp. (The) 1                                                             5,110             83,957
-------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                            1,980             32,571
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                              800             34,080
-------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                      640             25,120
-------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                        2,800             43,232
                                                                                            -----------
                                                                                               218,960
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.1%
Sempra Energy                                                                   730             34,354
                                                                                            -----------
Total Common Stocks (Cost $2,474,734)                                                        2,942,932

                                                                          Principal
                                                                             Amount
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.5%
-------------------------------------------------------------------------------------------------------
Undivided interest of 0.02% in joint repurchase agreement
(Principal Amount/Value $400,132,000, with a maturity value of
$400,240,369) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 3.25%, dated 9/30/05, to be repurchased at $75,020 on
10/3/05, collateralized by U.S. Treasury Bonds, 7.50%--8.875%,
11/15/16--11/15/21, with a value of $408,618,137 (Cost $75,000)             $75,000             75,000
-------------------------------------------------------------------------------------------------------

                                                                                                 VALUE
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,549,734)                                 100.5%        $3,017,932
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.5)           (15,885)
                                                                            ---------------------------
Net Assets                                                                    100.0%        $3,002,047
                                                                            ===========================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     2,549,734
                                              ===============

Gross unrealized appreciation                 $       509,682
Gross unrealized depreciation                         (41,484)
                                              ---------------
Net unrealized appreciation                   $       468,198
                                              ===============


2                                                      Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


3                                                      Oppenheimer Value Fund/VA


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005